UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders

  2020 SEMI-ANNUAL REPORT

SunAmerica Specialty Series

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

A Message from the President — (unaudited)

Dear Shareholders:

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisors, hope this semi-annual report finds you and yours safe and well during these challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on continuing to serve our Fund shareholders. As such, we are pleased to present this semi-annual update for SunAmerica Specialty Series (the “Specialty Series”), including AIG Commodity Strategy Fund, AIG ESG Dividend Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Growth Fund, AIG Income Explorer Fund and AIG Small-Cap Fund (the “Funds”), covering the six-month period ended April 30, 2020.

Overall, global bonds advanced, while global equities and commodities generated negative returns. Virtually all asset classes saw volatility surge during the semi-annual period.

Global equities rose as the semi-annual period began in November 2019. Waning recession fears and forecasts for improving global economic growth in 2020 helped bolster investor sentiment, even as geopolitics and trade disputes remained major drivers of market volatility. In December 2019, the U.S. President announced that a “Phase One” trade deal with China had been agreed to in principle, providing significant relief to global markets. U.S. equities were further supported by accommodative U.S. Federal Reserve (the “Fed”) policy. The Fed had lowered interest rates by 25 basis points† in October 2019, its third interest rate cut of the calendar year, but then left rates unchanged for the remainder of the fourth quarter.

Most global equity markets continued to advance as 2020 began, with U.S. equities achieving record highs in February. However, as COVID-19 spread rapidly across the globe, it caused unprecedented disruption to financial markets and economies and soured trade deal optimism between the U.S. and China; thus, global equities ended the quarter sharply lower. Exacerbating matters was the plunging of the price of oil to its lowest level since 2002, as the world’s largest oil producers failed to agree on reducing output as demand collapsed. Most central banks and governments took extraordinary measures in an effort to limit financial market stress, mitigate the economic fallout and cushion household and business income. The U.S. Fed cut the targeted federal funds rate to near zero and increased the scope of its asset purchase program. Many other developed market central banks also added accommodation, while several emerging market central banks embarked on quantitative easing for the first time. On the fiscal front, the U.S. government enacted a $2 trillion relief bill, unleashing a massive stimulus plan to stem economic damage. For the quarter, U.S. equities, as represented by the S&P 500® Index,* suffered its fastest-ever decline into a bear market but surged to its best weekly gain in 11 years at the end of March 2020 on Fed and U.S. government emergency stimulus action. Still, the late surge was not enough to pull the U.S. equity market out of significant losses for the quarter.

In April 2020, global equities rose, rebounding on the heels of an unprecedented amount of fiscal and monetary stimulus, even as macroeconomic data indicated measures to stem the spread of COVID-19 took a severe toll on the global economy. U.S. equities rallied to their largest monthly gain since 1987.

The broad global fixed income market posted a positive return for the semi-annual period overall. Government bond yields in several developed markets, including the U.S., fell to record lows in the first quarter of 2020, as the COVID-19 pandemic sparked fears of a global economic recession and major central banks engaged in an aggressive easing cycle. Most global sovereign yields continued to fall but remained range-bound in April 2020. Most non-government bond sectors underperformed the broad fixed income market for the semi-annual period overall, but still posted positive absolute returns. High yield corporate bonds and emerging markets debt lost ground, weakening amid declining economic activity and supply-chain disruptions.

Commodities realized strong performance in the last months of 2019 but faced severe headwinds in the first four months of 2020. Oil prices were supported at the end of 2019 by declining U.S. stockpiles easing concerns of oversupply. However, oil prices fell

2

A Message from the President — (unaudited) (continued)

dramatically in the first four months of 2020 as economic stimulus plans from governments and central banks failed to offset expectations for a steep fall in demand and as Saudi Arabia and Russia oversupplied the market. Gold prices rose with investors flocking to perceived safe-haven assets.

Amid these conditions, developed market equities, as measured by the -7.29% return of the MSCI World Index,* outperformed emerging market equities, as measured by the -10.50% return of the MSCI Emerging Markets Index* for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the -3.16% return of the S&P 500 Index,* outperformed non-U.S. equities, as measured by the -14.21% return of the MSCI EAFE Index.* Within the U.S. equity market, large-cap stocks performed best, followed at some distance by mid-cap and then small-cap stocks. Growth stocks significantly outpaced value stocks across the capitalization spectrum. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of 4.86% and 1.45%, respectively, for the semi-annual period overall. The ICE BofAML U.S. Treasury Index* returned 8.24%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),* returned 3.85%. Commodities, as represented by the Bloomberg Commodity Index,* returned -22.70% for the same semi-annual period.

On the following pages, you will find the financial statements and portfolio information for each of the Specialty Series Funds for the six-month period ended April 30, 2020.

Thank you for being a part of the Specialty Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

Sharon French

President & CEO

SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

†	A basis point is 1/100th of a percentage point.

*

The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 26 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and

3

A Message from the President — (unaudited) (continued)

asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 23 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor’s sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund’s investments in commodity-linked derivative instruments.

The risks associated with the use of futures contracts by the AIG Commodity Strategy Fund include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Commodity Strategy Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities (“money market instruments”). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund’s investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund’s returns are expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund’s portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund’s strategies, including the proprietary investment processes used by the subadviser, will influence the performance of the Fund significantly.

Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies and may have fewer resources and a greater risk of business failure than do large companies.

4

SunAmerica Specialty Series

EXPENSE EXAMPLE — April 30, 2020 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund (each a “Fund” and collectively, the “Funds”) in the SunAmerica Specialty Series (the “Trust”), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2019 and held until April 30, 2020.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended April 30, 2020” to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended April 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended April 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended April 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended April 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended April 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds’ prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended April 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

5

SunAmerica Specialty Series

EXPENSE EXAMPLE — April 30, 2020 — (unaudited) (continued)

	Actual			Hypothetical
	Beginning Account Value at November 1, 2019	Ending Account Value Using Actual Return at April 30, 2020	Expenses Paid During the Six Months Ended April 30, 2020*	Beginning Account Value at November 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2020	Expenses Paid During the Six Months Ended April 30, 2020*	Annualized Expense Ratio*
AIG Commodity Strategy Fund@
Class A#	$1,000.00	$783.45	$7.63	$1,000.00	$1,016.31	$8.62	1.72%
Class C#	$1,000.00	$781.91	$10.50	$1,000.00	$1,013.08	$11.86	2.37%
Class W#	$1,000.00	$785.29	$6.75	$1,000.00	$1,017.30	$7.62	1.52%
AIG ESG Dividend Fund
Class A#	$1,000.00	$862.97	$5.23	$1,000.00	$1,019.24	$5.67	1.13%
Class C#	$1,000.00	$863.23	$8.25	$1,000.00	$1,016.01	$8.92	1.78%
Class W#	$1,000.00	$863.22	$4.31	$1,000.00	$1,020.24	$4.67	0.93%
AIG Focused Alpha Large-Cap Fund
Class A	$1,000.00	$992.94	$8.18	$1,000.00	$1,016.66	$8.27	1.65%
Class C	$1,000.00	$989.49	$11.48	$1,000.00	$1,013.33	$11.61	2.32%
Class W#	$1,000.00	$993.44	$7.53	$1,000.00	$1,017.30	$7.62	1.52%
AIG Focused Growth Fund
Class A#	$1,000.00	$1,041.67	$5.74	$1,000.00	$1,019.24	$5.67	1.13%
Class C#	$1,000.00	$1,038.28	$9.02	$1,000.00	$1,016.01	$8.92	1.78%
Class W#	$1,000.00	$1,042.37	$4.72	$1,000.00	$1,020.24	$4.67	0.93%
AIG Income Explorer Fund
Class A#	$1,000.00	$878.67	$7.05	$1,000.00	$1,017.35	$7.57	1.51%
Class C#	$1,000.00	$877.02	$10.13	$1,000.00	$1,014.07	$10.87	2.17%
Class W#	$1,000.00	$878.87	$6.17	$1,000.00	$1,018.30	$6.62	1.32%
AIG Small-Cap Fund
Class A#	$1,000.00	$829.79	$5.69	$1,000.00	$1,018.65	$6.27	1.25%
Class C#	$1,000.00	$826.69	$8.63	$1,000.00	$1,015.42	$9.52	1.90%
Class W#	$1,000.00	$830.24	$4.78	$1,000.00	$1,019.64	$5.27	1.05%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period).

These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.

#

During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2020” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2020” and the “Annualized Expense Ratio” would have been lower.

@	Consolidated (see Note 2 to Notes to Financial Statements)

6

SunAmerica Specialty Series

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2020 — (unaudited)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Fund
ASSETS:
Investments at value (unaffiliated)*	$14,776,394	$25,244,908	$562,911,806	$485,461,780	$37,866,336	$31,668,778
Repurchase agreements (cost approximates value)	6,495,000	530,000	—	—	501,000	619,000
Cash	794	19,393	16,389,610	20,285,717	89,762	289,721
Foreign cash*	—	—	—	—	77,304	—
Receivable for:
Shares of beneficial interest sold	4,721	175,861	712,717	214,730	4,348	10,119
Dividends and interest	8,462	45,239	2,203,169	23,940	65,438	7,503
Investments sold	—	—	27,737,597	350,505	1,435,037	164,005
Prepaid expenses and other assets	4,359	235	24,114	38,379	4,383	4,618
Due from broker	1,057,000	—	—	—	—	19
Due from investment adviser for expense reimbursements/fee waivers	25,219	32,266	1,645	226,224	96,587	40,387
Variation margin on futures contracts	527,328	—	—	—	—	—
Swap premiums paid	18,167	—	—	—	—	—

Total assets	22,917,444	26,047,902	609,980,658	506,601,275	40,140,195	32,804,150

LIABILITIES:
Payable for:
Shares of beneficial interest redeemed	782	172	296,557	664,943	2,173	69,206
Investments purchased	747,196	18,488	27,994,158	—	1,848,057	133,582
Payments on swap contracts	144,019	—	—	—	—	—
Investment advisory and management fees	17,887	14,807	439,150	381,347	29,807	24,297
Distribution and account maintenance fees	6,326	6,700	165,584	150,279	11,235	9,035
Transfer agent fees and expenses	5,662	4,953	117,730	106,855	8,142	7,794
Trustees’ fees and expenses	87	81	1,957	1,378	110	134
Other accrued expenses	233,369	64,350	256,449	267,335	94,694	135,976
Line of credit	—	—	—	25,000	—	—
Variation margin on futures contracts	116,453	—	—	—	—	31,380
Unrealized depreciation on swap contracts	23,107	—	—	—	—	—
Due to broker	406,936	—	—	—	—	—
Due to custodian	18,101	—	—	—	—	—

Total liabilities	1,719,925	109,551	29,271,585	1,597,137	1,994,218	411,404

NET ASSETS	$21,197,519	$25,938,351	$580,709,073	$505,004,138	$38,145,977	$32,392,746

#	Consolidated (see Note 2)

See Notes to Financial Statements

7

SunAmerica Specialty Series

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2020 — (unaudited) (continued)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Fund
NET ASSETS REPRESENTED BY:
Paid-in capital	$123,074,537	29,135,218	479,327,288	381,572,022	44,223,327	36,923,746
Total accumulated earnings (loss)	(101,877,018)	(3,196,867)	101,381,785	123,432,116	(6,077,350)	(4,531,000)

Net assets	$21,197,519	$25,938,351	$580,709,073	$505,004,138	$38,145,977	$32,392,746

*Cost
Investments (unaffiliated)	$14,787,153	$26,702,566	$458,025,342	$354,733,401	$42,277,058	$35,232,409

Foreign cash	$—	$—	$—	$—	$76,547	$—

Class A (unlimited shares authorized):
Net assets	$19,993,287	$19,458,788	$528,218,677	$427,154,332	$32,003,949	$28,593,599
Shares of beneficial interest issued and outstanding	3,944,974	1,527,105	20,766,907	17,876,050	2,375,608	2,147,119
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$5.07	$12.74	$25.44	$23.90	$13.47	$13.32
Maximum sales charge (5.75% of offering price)	0.31	0.78	1.55	1.46	0.82	0.81

Maximum offering price to public	$5.38	$13.52	$26.99	$25.36	$14.29	$14.13

Class C (unlimited shares authorized):
Net assets	$551,736	$1,357,515	$30,370,769	$45,185,205	$2,675,244	$1,754,890
Shares of beneficial interest issued and outstanding	114,108	106,343	1,295,847	2,064,016	198,812	138,689
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.84	$12.77	$23.44	$21.89	$13.46	$12.65

Class W (unlimited shares authorized):
Net assets	$652,496	$5,122,048	$22,119,627	$32,664,601	$3,466,784	$2,044,257
Shares of beneficial interest issued and outstanding	127,032	402,024	852,323	1,333,640	257,603	151,265
Net asset value, offering and redemption price per share	$5.14	$12.74	$25.95	$24.49	$13.46	$13.51

#	Consolidated (see Note 2)

See Notes to Financial Statements

8

SunAmerica Specialty Series

STATEMENT OF OPERATIONS — For the period ended April 30, 2020 — (unaudited)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$473,585	$5,891,945	$2,384,315	$916,626	$287,258
Interest (unaffiliated)	182,335	389	—	—	62,519	637

Total investment income*	182,335	473,974	5,891,945	2,384,315	979,145	287,895

EXPENSES:
Investment advisory and management fees	161,606	103,396	3,009,812	2,642,138	206,825	200,889
Distribution and account maintenance fees:
Class A	42,831	34,162	918,269	749,287	58,165	58,322
Class C	3,957	3,318	155,057	239,472	16,086	10,645
Service fees:
Class W	975	4,973	16,446	31,565	3,316	3,041
Transfer agent fees and expenses:
Class A	31,149	22,722	660,744	553,142	39,849	41,737
Class C	1,604	1,629	43,290	59,271	4,222	4,089
Class W	1,940	7,786	26,022	47,310	5,495	5,133
Registration fees:
Class A	9,930	9,709	16,352	14,856	9,822	8,797
Class C	5,734	4,951	6,550	6,902	6,118	4,840
Class W	6,247	6,574	5,972	7,217	6,824	5,010
Custodian and accounting fees	51,806	16,179	35,302	35,581	20,571	32,454
Reports to shareholders	8,914	7,033	61,553	48,952	27,716	9,396
Audit and tax fees	39,228	27,677	24,054	24,017	35,270	23,413
Legal fees	13,225	10,716	32,262	28,049	62,195	12,000
Trustees’ fees and expenses	1,042	1,034	21,967	19,242	1,513	1,536
Interest expense	—	—	823	7,093	—	856
Other expenses	26,656	16,325	24,925	24,320	21,748	32,158

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	406,844	278,184	5,059,400	4,538,414	525,735	454,316
Fees waived and expenses (reimbursed)/recouped by investment advisor (see Note 4)	(173,865)	(125,668)	1,266	(1,438,658)	(207,002)	(199,814)
Fees paid indirectly (see Note 9)	—	—	(5,713)	(11,662)	—	—

Net expenses	232,979	152,516	5,054,953	3,088,094	318,733	254,502

Net investment income (loss)	(50,644)	321,458	836,992	(703,779)	660,412	33,393

#	Consolidated (see Note 2)

See Notes to Financial Statements

9

SunAmerica Specialty Series

STATEMENT OF OPERATIONS — For the period ended April 30, 2020 — (unaudited) (continued)

	AIG Commodity Strategy Fund#	AIG ESG Dividend Fund	AIG Focused Alpha Large-Cap Fund	AIG Focused Growth Fund	AIG Income Explorer Fund	AIG Small-Cap Fund
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	$(41,394)	$(1,613,762)	$(3,661,945)	$(3,279,105)	$(1,046,093)	$(719,613)
Futures contracts	(2,996,447)	—	—	—	—	(68,971)
Forward contracts	—	—	—	—	(8,469)	—
Swap contracts	(2,295,810)	—	—	—	—	—
Written options contracts	14,486	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	424	—	—	—	715	—

Net realized gain (loss) on investments and foreign currencies	(5,318,741)	(1,613,762)	(3,661,945)	(3,279,105)	(1,053,847)	(788,584)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	131,298	(2,068,113)	(2,258,712)	25,636,558	(4,964,884)	(6,067,933)
Futures contracts	(864,442)	—	—	—	—	128,467
Forward contracts	—	—	—	—	10,197	—
Swap contracts	(71,516)	—	—	—	—	—
Written options contracts	3,529	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(2,789)	—

Net unrealized gain (loss) on investments and foreign currencies	(801,131)	(2,068,113)	(2,258,712)	25,636,558	(4,957,476)	(5,939,466)

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,119,872)	(3,681,875)	(5,920,657)	22,357,453	(6,011,323)	(6,728,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,170,516)	$(3,360,417)	$(5,083,665)	$21,653,674	$(5,350,911)	$(6,694,657)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$182,774	$—	$13,136	$115

#	Consolidated (see Note 2)

See Notes to Financial Statements

10

SunAmerica Specialty Series

STATEMENT OF CHANGES IN NET ASSETS

	AIG Commodity Strategy Fund#		AIG ESG Dividend Fund		AIG Focused Alpha Large-Cap Fund
	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(50,644)	$174,932	$321,458	$651,401	$836,992	$(237,713)
Net realized gain (loss) on investments and foreign currencies	(5,318,741)	(3,598,811)	(1,613,762)	(127,868)	(3,661,945)	66,021,600
Net unrealized gain (loss) on investments and foreign currencies	(801,131)	1,674,627	(2,068,113)	943,313	(2,258,712)	(6,772,830)

Net increase (decrease) in net assets resulting from operations	(6,170,516)	(1,749,252)	(3,360,417)	1,466,846	(5,083,665)	59,011,057

Distributions to shareholders from:
Distributable earnings (Class A)	(200,116)	(22,154)	(243,188)	(2,167,817)	(58,678,098)	(95,234,176)
Distributable earnings (Class C)	—	—	(9,514)	(41,456)	(3,831,158)	(6,231,964)
Distributable earnings (Class W)	(15,522)	(3,578)	(92,602)	(366,322)	(2,242,153)	(3,202,795)

Total distributions to shareholders	(215,638)	(25,732)	(345,304)	(2,575,595)	(64,751,409)	(104,668,935)

Net increase (decrease) in net assets resulting from capital share transactions (see Note 7)	(5,024,241)	(1,999,689)	(1,329,474)	6,227,356	22,777,824	45,531,906

Total increase (decrease) in net assets	(11,410,395)	(3,774,673)	(5,035,195)	5,118,607	(47,057,250)	(125,972)

NET ASSETS:
Beginning of period	32,607,914	36,382,587	30,973,546	25,854,939	627,766,323	627,892,295

End of period	$21,197,519	$32,607,914	$25,938,351	$30,973,546	$580,709,073	$627,766,323

#	Consolidated (see Note 2)

See Notes to Financial Statements

11

SunAmerica Specialty Series

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Growth Fund		AIG Income Explorer Fund		AIG Small-Cap Fund
	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(703,779)	$(3,182,880)	$660,412	$2,105,919	$33,393	$(243,327)
Net realized gain (loss) on investments and foreign currencies	(3,279,105)	54,586,958	(1,053,847)	(478,481)	(788,584)	306,855
Net unrealized gain (loss) on investments and foreign currencies	25,636,558	(29,287,154)	(4,957,476)	4,026,041	(5,939,466)	(3,267,805)

Net increase (decrease) in net assets resulting from operations	21,653,674	22,116,924	(5,350,911)	5,653,479	(6,694,657)	(3,204,277)

Distributions to shareholders from:
Distributable earnings (Class A)	(44,655,419)	(94,208,878)	(551,070)	(2,180,601)	(850,619)	(4,719,487)
Distributable earnings (Class C)	(5,435,185)	(13,637,145)	(41,654)	(197,819)	(60,201)	(299,248)
Distributable earnings (Class W)	(4,641,014)	(14,308,470)	(73,039)	(336,621)	(131,949)	(1,238,362)

Total distributions to shareholders	(54,731,618)	(122,154,493)	(665,763)	(2,715,041)	(1,042,769)	(6,257,097)

Net increase (decrease) in net assets resulting from capital share transactions (see Note 7)	(7,328,411)	7,266,843	690,037	(14,458,759)	(5,407,575)	(15,377,156)

Total increase (decrease) in net assets	(40,406,355)	(92,770,726)	(5,326,637)	(11,520,321)	(13,145,001)	(24,838,530)

NET ASSETS:
Beginning of period	545,410,493	638,181,219	43,472,614	54,992,935	45,537,747	70,376,277

End of period	$505,004,138	$545,410,493	$38,145,977	$43,472,614	$32,392,746	$45,537,747

See Notes to Financial Statements

12

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Portfolio Turnover

AIG COMMODITY STRATEGY FUND#

Class A
10/31/15	$7.74	$(0.09)	$(0.25)	$(0.34)	$—	$—	$—	$7.40	(4.39)%	$35,472	1.72%		(1.12)%	54%
10/31/16	7.40	(0.10)	(0.22)	(0.32)	—	—	—	7.08	(4.32)	35,228	1.72		(1.40)	50
10/31/17	7.08	(0.07)	0.12	0.05	—	—	—	7.13	0.71	35,015	1.73		(0.98)	49
10/31/18	7.13	(0.01)	(0.26)	(0.27)	(0.01)	—	(0.01)	6.85	(3.75)	32,602	1.72		(0.14)	1
10/31/19	6.85	0.04	(0.37)	(0.33)	(0.00)	—	(0.00)	6.52	(4.75)	29,938	1.72		0.54	62
04/30/20##	6.52	(0.01)	(1.39)	(1.40)	(0.05)	—	(0.05)	5.07	(21.66)	19,993	1.72	@	(0.37)@	0

Class C
10/31/15	$7.58	$(0.13)	$(0.25)	$(0.38)	$—	$—	$—	$7.20	(5.01)%	$5,272	2.37%		(1.77)%	54%
10/31/16	7.20	(0.14)	(0.22)	(0.36)	—	—	—	6.84	(5.00)	3,478	2.37		(2.06)	50
10/31/17	6.84	(0.11)	0.12	0.01	—	—	—	6.85	0.15	2,755	2.38		(1.65)	49
10/31/18	6.85	(0.06)	(0.25)	(0.31)	—	—	—	6.54	(4.53)	1,908	2.37		(0.83)	1
10/31/19	6.54	(0.01)	(0.34)	(0.35)	—	—	—	6.19	(5.35)	1,051	2.37		(0.09)	62
04/30/20##	6.19	(0.03)	(1.32)	(1.35)	—	—	—	4.84	(21.81)	552	2.37	@	(0.97)@	0

Class W
10/31/15	$7.80	$(0.07)	$(0.26)	$(0.33)	$—	$—	$—	$7.47	(4.23)%	$2,979	1.52%		(0.91)%	54%
10/31/16	7.47	(0.09)	(0.21)	(0.30)	—	—	—	7.17	(4.02)	1,958	1.52		(1.21)	50
10/31/17	7.17	(0.06)	0.12	0.06	—	—	—	7.23	0.84	1,651	1.53		(0.79)	49
10/31/18	7.23	0.01	(0.27)	(0.26)	(0.03)	—	(0.03)	6.94	(3.64)	1,873	1.52		0.08	1
10/31/19	6.94	0.05	(0.36)	(0.31)	(0.02)	—	(0.02)	6.61	(4.52)	1,618	1.52		0.73	62
04/30/20##	6.61	(0.00)	(1.41)	(1.41)	(0.06)	—	(0.06)	5.14	(21.47)	652	1.52	@	(0.07)@	0

#	Consolidated (see Note 2)
@	Annualized
##	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20 @ ##
Commodity Strategy Fund Class A	0.82%	0.85%	0.92%	0.83%	1.08%	1.20%
Commodity Strategy Fund Class C	0.92	1.21	1.25	1.45	1.96	2.72
Commodity Strategy Fund Class W	0.84	1.48	1.52	1.49	1.93	2.13

See Notes to Financial Statements

13

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

AIG ESG DIVIDEND FUND

Class A
12/16/16@-
10/31/17	$15.00	$0.25	$0.56	$0.81	$—	$—	$—	$15.81	5.40%	$24,913	1.25	%(4)	1.92	%(4)	18%
10/31/18	15.81	0.30	0.37	0.67	(0.51)	(0.09)	(0.60)	15.88	4.26 (5)	22,973	1.25		1.84		57
10/31/19	15.88	0.33	0.28	0.61	(0.29)	(1.24)	(1.53)	14.96	4.35	20,874	1.14		2.22		51
04/30/20#	14.96	0.16	(2.21)	(2.05)	(0.17)	—	(0.17)	12.74	(13.70)	19,459	1.13	(4)	2.33	(4)	55

Class C
12/16/16@-
10/31/17	$15.00	$0.16	$0.56	$0.72	$—	$—	$—	$15.72	4.80%	$365	1.90	%(4)	1.22	%(4)	18%
10/31/18	15.72	0.19	0.38	0.57	(0.34)	(0.09)	(0.43)	15.86	3.59 (5)	384	1.90		1.18		57
10/31/19	15.86	0.21	0.31	0.52	(0.20)	(1.24)	(1.44)	14.94	3.71	1,019	1.78		1.51		51
04/30/20#	14.94	0.11	(2.15)	(2.04)	(0.13)	—	(0.13)	12.77	(13.68)	1,358	1.78	(4)	1.70	(4)	55

Class W
12/16/16@-
10/31/17	$15.00	$0.28	$0.56	$0.84	$—	$—	$—	$15.84	5.60%	$352	1.05	%(4)	2.06	%(4)	18%
10/31/18	15.84	0.31	0.40	0.71	(0.57)	(0.09)	(0.66)	15.89	4.48 (5)	2,498	1.05		1.99		57
10/31/19	15.89	0.34	0.30	0.64	(0.32)	(1.24)	(1.56)	14.97	4.57	9,080	0.93		2.46		51
04/30/20#	14.97	0.18	(2.23)	(2.05)	(0.18)	—	(0.18)	12.74	(13.68)	5,122	0.93	(4)	2.44	(4)	55

@	Commencement of operations.
#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/17(4)	10/31/18	10/31/19	04/30/20 #(4)
ESG Dividend Fund Class A	1.25%	0.75%	0.81%	0.87%
ESG Dividend Fund Class C	4.56	2.88	1.87	1.48
ESG Dividend Fund Class W	5.15	1.41	0.93	0.95
(4)	Annualized
(5)	The Fund’s performance figure was increased by 0.66% from a reimbursement of losses resulting from an investment restriction violation.

See Notes to Financial Statements

14

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

AIG FOCUSED ALPHA LARGE-CAP FUND

Class A
10/31/15	$27.45	$(0.11)	$0.86	$0.75	$—	$(1.64)	$(1.64)	$26.56	2.98%	$495,598	1.66%		(0.43)%		82%
10/31/16	26.56	(0.11)	(0.14)	(0.25)	—	(2.61)	(2.61)	23.70	(0.91)	413,090	1.67		(0.47)		38
10/31/17	23.70	(0.07)	8.28	8.21	—	—	—	31.91	34.64	505,796	1.65		(0.26)		68
10/31/18	31.91	(0.06)	2.30	2.24	—	(2.73)	(2.73)	31.42	7.46	572,092	1.64		(0.20)		65
10/31/19	31.42	(0.00)	2.42	2.42	—	(5.28)	(5.28)	28.56	9.96	570,081	1.64		(0.01)		94
04/30/20#	28.56	0.04	(0.19)	(0.15)	—	(2.97)	(2.97)	25.44	(0.71)	528,219	1.65	@	0.31	@	42

Class C
10/31/15	$26.96	$(0.28)	$0.85	$0.57	$—	$(1.64)	$(1.64)	$25.89	2.33%	$123,641	2.31%		(1.08)%		82%
10/31/16	25.89	(0.26)	(0.14)	(0.40)	—	(2.61)	(2.61)	22.88	(1.58)	106,319	2.32		(1.12)		38
10/31/17	22.88	(0.24)	7.97	7.73	—	—	—	30.61	33.78	118,151	2.30		(0.91)		68
10/31/18	30.61	(0.26)	2.21	1.95	—	(2.73)	(2.73)	29.83	6.78	35,561	2.30		(0.81)		65
10/31/19	29.83	(0.17)	2.25	2.08	—	(5.28)	(5.28)	26.63	9.24	34,632	2.30		(0.67)		94
04/30/20#	26.63	(0.05)	(0.17)	(0.22)	—	(2.97)	(2.97)	23.44	(1.05)	30,371	2.32	@	(0.37	)@	42

Class W
10/31/15	$27.61	$(0.08)	$0.88	$0.80	$—	$(1.64)	$(1.64)	$26.77	3.15%	$16,475	1.52%(4)		(0.29	)%(4)	82%
10/31/16	26.77	(0.08)	(0.15)	(0.23)	—	(2.61)	(2.61)	23.93	(0.82)	8,368	1.52(4)		(0.31	)(4)	38
10/31/17	23.93	(0.05)	8.39	8.34	—	—	—	32.27	34.85	15,342	1.52(4)		(0.18	)(4)	68
10/31/18	32.27	(0.03)	2.34	2.31	—	(2.73)	(2.73)	31.85	7.60	20,240	1.52(4)		(0.09	)(4)	65
10/31/19	31.85	0.03	2.46	2.49	—	(5.28)	(5.28)	29.06	10.07	23,054	1.52(4)		0.11	(4)	94
04/30/20#	29.06	0.06	(0.20)	(0.14)	—	(2.97)	(2.97)	25.95	(0.66)	22,120	1.52@(4)		0.45	@(4)	42

@	Annualized
#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)

Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20@#
Focused Alpha Large-Cap Fund Class A	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Focused Alpha Large-Cap Fund Class C	0.00	0.00	0.00	0.00	0.00	0.00
Focused Alpha Large-Cap Fund Class W	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20@#
Focused Alpha Large-Cap Fund Class A	—%	—%	—%	—%	—%	—%
Focused Alpha Large-Cap Fund Class C	—	—	—	—	—	—
Focused Alpha Large-Cap Fund Class W	0.02	0.08	0.01	(0.00)	(0.01)	(0.01)

See Notes to Financial Statements

15

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

AIG FOCUSED GROWTH FUND

Class A
10/31/15	$27.22	$(0.26)	$0.73	$0.47	$—	$(0.84)	$(0.84)	$26.85	1.87%	$441,345	1.67%		(0.97)%		103%
10/31/16	26.85	(0.25)	0.43	0.18	—	(3.27)	(3.27)	23.76	0.75	369,683	1.68		(1.07)		29
10/31/17	23.76	(0.25)	8.52	8.27	—	(0.39)	(0.39)	31.64	35.38	456,940	1.66		(0.93)		66
10/31/18	31.64	(0.33)	1.93	1.60	—	(2.61)	(2.61)	30.63	5.41	493,051	1.65		(1.03)		94
10/31/19	30.63	(0.13)	0.94	0.81	—	(5.96)	(5.96)	25.48	3.95	445,683	1.16	(4)	(0.50	)(4)	92
04/30/20#	25.48	(0.03)	1.04	1.01	—	(2.59)	(2.59)	23.90	4.17	427,154	1.13	@(4)	(0.23	)@(4)	31

Class C
10/31/15	$26.71	$(0.43)	$0.71	$0.28	$—	$(0.84)	$(0.84)	$26.15	1.17%	$99,519	2.33	%(4)	(1.64	)%(4)	103%
10/31/16	26.15	(0.39)	0.41	0.02	—	(3.27)	(3.27)	22.90	0.09	81,943	2.33		(1.72)		29
10/31/17	22.90	(0.41)	8.17	7.76	—	(0.39)	(0.39)	30.27	34.47	90,491	2.32		(1.59)		66
10/31/18	30.27	(0.52)	1.86	1.34	—	(2.61)	(2.61)	29.00	4.74	68,173	2.31		(1.70)		94
10/31/19	29.00	(0.28)	0.86	0.58	—	(5.96)	(5.96)	23.62	3.25	52,219	1.81	(4)	(1.15	)(4)	92
04/30/20#	23.62	(0.10)	0.96	0.86	—	(2.59)	(2.59)	21.89	3.83	45,185	1.78	@(4)	(0.87	)@(4)	31

Class W
10/31/15	$27.37	$(0.21)	$0.73	$0.52	$—	$(0.84)	$(0.84)	$27.05	2.05%	$56,840	1.47%		(0.78)%		103%
10/31/16	27.05	(0.21)	0.43	0.22	—	(3.27)	(3.27)	24.00	0.91	30,065	1.51		(0.86)		29
10/31/17	24.00	(0.20)	8.62	8.42	—	(0.39)	(0.39)	32.03	35.65	45,470	1.48		(0.75)		66
10/31/18	32.03	(0.27)	1.96	1.69	—	(2.61)	(2.61)	31.11	5.64	76,957	1.45		(0.83)		94
10/31/19	31.11	(0.08)	0.96	0.88	—	(5.96)	(5.96)	26.03	4.14	47,508	0.97	(4)	(0.30	)(4)	92
04/30/20#	26.03	(0.00)	1.05	1.05	—	(2.59)	(2.59)	24.49	4.24	32,665	0.93	@(4)	(0.01	)@(4)	31

@	Annualized
#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)

Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20@#
Focused Growth Fund Class A	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Focused Growth Fund Class C	0.00	0.00	0.00	0.00	0.00	0.00
Focused Growth Fund Class W	0.00	0.00	0.00	0.00	0.00	0.01
(4)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/15	10/31/19	04/30/20@#
Focused Growth Fund Class A	—%	0.51%	0.54%
Focused Growth Fund Class C	(0.00)	0.52	0.56
Focused Growth Fund Class W	—	0.51	0.55

See Notes to Financial Statements

16

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

AIG INCOME EXPLORER FUND

Class A
10/31/15	$15.96	$0.70	$(1.39)	$(0.69)	$(0.71)	$(0.64)	$(1.35)	$13.92	(4.38)%	$20,062	1.72%		4.76%		50%
10/31/16	13.92	0.62	0.60	1.22	(0.64)	—	(0.64)	14.50	9.10	22,195	1.72		4.42		54
10/31/17	14.50	0.65	1.23	1.88	(0.57)	—	(0.57)	15.81	13.21 (4)	31,625	1.72		4.30		49
10/31/18	15.81	0.57	(1.08)	(0.51)	(0.68)	(0.01)	(0.69)	14.61	(3.42)	44,413	1.72		3.77		51
10/31/19	14.61	0.67	1.16	1.83	(0.70)	(0.15)	(0.85)	15.59	13.02	35,512	1.72		4.45		31
04/30/20#	15.59	0.24	(2.12)	(1.88)	(0.24)	—	(0.24)	13.47	(12.13)	32,004	1.51	@	3.23	@	111

Class C
10/31/15	$15.94	$0.60	$(1.38)	$(0.78)	$(0.62)	$(0.64)	$(1.26)	$13.90	(5.00)%	$3,110	2.37%		4.11%		50%
10/31/16	13.90	0.52	0.61	1.13	(0.55)	—	(0.55)	14.48	8.42	3,307	2.37		3.75		54
10/31/17	14.48	0.55	1.22	1.77	(0.47)	—	(0.47)	15.78	12.43 (4)	4,954	2.37		3.65		49
10/31/18	15.78	0.50	(1.11)	(0.61)	(0.58)	(0.01)	(0.59)	14.58	(4.07)	4,360	2.37		3.17		51
10/31/19	14.58	0.57	1.17	1.74	(0.61)	(0.15)	(0.76)	15.56	12.31	3,595	2.37		3.82		31
04/30/20#	15.56	0.19	(2.09)	(1.90)	(0.20)	—	(0.20)	13.46	(12.30)	2,675	2.17	@	2.55	@	111

Class W
10/31/15	$15.96	$0.73	$(1.40)	$(0.67)	$(0.74)	$(0.64)	$(1.38)	$13.91	(4.26)%	$410	1.52%		4.92%		50%
10/31/16	13.91	0.63	0.63	1.26	(0.67)	—	(0.67)	14.50	9.38	505	1.52		4.65		54
10/31/17	14.50	0.54	1.37	1.91	(0.60)	—	(0.60)	15.81	13.44 (4)	7,927	1.52		3.95		49
10/31/18	15.81	0.61	(1.09)	(0.48)	(0.71)	(0.01)	(0.72)	14.61	(3.24)	6,220	1.52		3.94		51
10/31/19	14.61	0.72	1.14	1.86	(0.73)	(0.15)	(0.88)	15.59	13.24	4,366	1.52		4.73		31
04/30/20#	15.59	0.25	(2.12)	(1.87)	(0.26)	—	(0.26)	13.46	(12.11)	3,467	1.32	@	3.39	@	111

@	Annualized
#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20@#
Income Explorer Fund Class A	0.42%	0.52%	0.40%	0.26%	0.41%	0.96%
Income Explorer Fund Class C	0.75	0.97	0.56	0.52	0.73	1.25
Income Explorer Fund Class W	2.94	4.00	0.71	0.46	0.59	1.15
(4)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

17

SunAmerica Specialty Series

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Portfolio Turnover

AIG SMALL-CAP FUND

Class A
10/31/15	$15.49	$(0.13)	$1.06	$0.93	$—	$—	$—	$16.42	6.00%	$51,789	1.72%		(0.79)%	88%
10/31/16	16.42	(0.10)	0.75	0.65	—	(1.32)	(1.32)	15.75	4.61	42,739	1.72		(0.66)	67
10/31/17	15.75	(0.14)	5.22	5.08	—	(0.52)	(0.52)	20.31	32.76	48,384	1.72		(0.79)	65
10/31/18	20.31	(0.19)	0.92	0.73	—	(2.00)	(2.00)	19.04	4.05	50,471	1.73		(0.97)	63
10/31/19	19.04	(0.07)	(0.75)	(0.82)	—	(1.80)	(1.80)	16.42	(4.07)	37,069	1.28		(0.43)	63
04/30/20#	16.42	0.01	(2.73)	(2.72)	—	(0.38)	(0.38)	13.32	(17.02)	28,594	1.25	@	0.17 @	27

Class C
10/31/15	$15.41	$(0.23)	$1.06	$0.83	$—	$—	$—	$16.24	5.39%	$541	2.37%		(1.47)%	88%
10/31/16	16.24	(0.19)	0.72	0.53	—	(1.32)	(1.32)	15.45	3.87	811	2.37		(1.33)	67
10/31/17	15.45	(0.26)	5.11	4.85	—	(0.52)	(0.52)	19.78	31.89	1,944	2.37		(1.48)	65
10/31/18	19.78	(0.31)	0.89	0.58	—	(2.00)	(2.00)	18.36	3.34	3,099	2.38		(1.64)	63
10/31/19	18.36	(0.17)	(0.72)	(0.89)	—	(1.80)	(1.80)	15.67	(4.66)	2,551	1.92		(1.08)	63
04/30/20#	15.67	(0.04)	(2.60)	(2.64)	—	(0.38)	(0.38)	12.65	(17.33)	1,755	1.90	@	(0.47)@	27

Class W
10/31/15	$15.51	$(0.10)	$1.07	$0.97	$—	$—	$—	$16.48	6.25%	$110	1.52%		(0.59)%	88%
10/31/16	16.48	(0.07)	0.75	0.68	—	(1.32)	(1.32)	15.84	4.79	341	1.52		(0.47)	67
10/31/17	15.84	(0.12)	5.26	5.14	—	(0.52)	(0.52)	20.46	32.96	8,230	1.52		(0.70)	65
10/31/18	20.46	(0.16)	0.94	0.78	—	(2.00)	(2.00)	19.24	4.29	16,806	1.53		(0.81)	63
10/31/19	19.24	(0.04)	(0.76)	(0.80)	—	(1.80)	(1.80)	16.64	(3.90)	5,918	1.11		(0.23)	63
04/30/20#	16.64	0.04	(2.79)	(2.75)	—	(0.38)	(0.38)	13.51	(16.98)	2,044	1.05	@	0.48 @	27

@	Annualized
#	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)	Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20#@
Small Cap Fund Class A	0.33%	0.26%	0.29%	0.22%	0.82%	0.95%
Small Cap Fund Class C	4.32	2.27	0.96	0.75	1.16	1.36
Small Cap Fund Class W	13.86	5.01	0.50	0.36	1.01	1.13

See Notes to Financial Statements

18

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO PROFILE — April 30, 2020@ — (unaudited)

Industry Allocation*

Repurchase Agreements	30.6%
Federal Home Loan Bank	25.1
U.S. Government Treasuries	23.2
U.S. Government Agencies	7.8
United States Treasury Notes	4.0
Federal Farm Credit Bank	3.8
Federal National Mtg. Assoc.	3.4
Investment Companies	2.4

100.3%

*	Calculated as a percentage of net assets

Credit Quality†**

Aaa	100.0%

@	Consolidated (See Note 2)
†	Source: Moody’s
**	Calculated as a percentage of total debt issues, excluding short-term securities.

19

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020@ — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES — 13.1%
Federal Farm Credit Bank FRS — 3.8%
0.15% (SOFR + 0.10%) due 05/07/2021	$50,000	$49,885
0.42% (1 ML + 0.05%) due 03/01/2021	200,000	200,120
0.45% (1 ML + 0.08%) due 02/01/2021	300,000	300,310
0.84% (1 ML + 0.01%) due 12/11/2020	250,000	250,164

		800,479

Federal Home Loan Bank — 5.9%
2.63% due 10/01/2020	300,000	302,570
Federal Home Loan Bank FRS
0.08% (SOFR + 0.03%) due 11/06/2020	180,000	179,829
0.09% (SOFR + 0.04%) due 08/25/2020	105,000	104,946
0.10% (SOFR + 0.05%) due 01/22/2021	175,000	174,780
0.10% (SOFR + 0.05%) due 01/28/2021	190,000	189,904
0.44% (3 ML — 0.12%) due 11/03/2020	50,000	50,015
0.75% (3 ML — 0.14%) due 12/18/2020	125,000	125,166
1.24% (3 ML — 0.14%) due 01/04/2021	125,000	125,208

		1,252,418

Federal National Mtg. Assoc. — 3.4%
2.88% due 10/30/2020	475,000	481,258
Federal National Mtg. Assoc. FRS
0.13% (SOFR + 0.08%) due 10/30/2020	250,000	249,962

		731,220

Total U.S. Government Agencies
(cost $2,779,225)		2,784,117

U.S. GOVERNMENT TREASURIES — 4.0%
United States Treasury Notes FRS — 4.0%
0.23% (3 UTBMM + 0.12%) due 01/31/2021	600,000	600,447
0.25% (3 UTBMM + 0.14%) due 04/30/2021	250,000	250,250

Total U.S. Government Treasuries
(cost $849,855)		850,697

COMMON STOCKS — 2.4%
Investment Companies — 2.4%
Uranium Participation Corp.†(1) (cost $513,092)	140,568	494,833

Total Long-Term Investment Securities
(cost $4,142,172)		4,129,647

SHORT-TERM INVESTMENT SECURITIES — 50.2%
U.S. Government Agencies — 27.0%
Federal Home Loan Bank 0.12% due 07/22/2020	350,000	349,905

U.S. Government Agencies (continued)
Federal Home Loan Bank FRS
0.07% (SOFR + 0.02%) due 05/22/2020	$865,000	$864,958
0.07% (SOFR + 0.02%) due 08/19/2020	330,000	329,859
0.08% (SOFR + 0.03%) due 07/17/2020	435,000	434,949
0.08% (SOFR + 0.03%) due 08/05/2020	110,000	109,952
0.09% (SOFR + 0.04%) due 05/08/2020	690,000	690,003
0.09% (SOFR + 0.04%) due 06/19/2020	650,000	649,993
0.71% (1 ML — 0.04%) due 12/17/2020	700,000	700,251
0.77% (1 ML — 0.06%) due 08/13/2020	650,000	649,953
1.18% (3 ML — 0.17%) due 01/08/2021	350,000	349,744
1.65% (3 ML — 0.20%) due 11/16/2020	600,000	599,936

		5,729,503

U.S. Government Treasuries — 23.2%
United States Cash Management Bills 0.12% due 08/11/2020	175,000	174,948
0.14% due 09/29/2020	175,000	174,912
0.14% due 10/06/2020	248,400	248,257
United States Treasury Bills 0.09% due 06/11/2020	500,000	499,945
0.10% due 06/02/2020	249,000	248,982
0.10% due 06/30/2020	250,000	249,959
0.11% due 08/20/2020	61,600	61,579
0.11% due 08/27/2020	175,000	174,938
0.12% due 06/04/2020	350,000	349,969
0.12% due 06/23/2020	200,000	199,974
0.12% due 07/30/2020	325,000	324,923
0.15% due 10/29/2020	134,200	134,131
0.17% due 01/28/2021	175,000	174,805
1.50% due 05/28/2020(1)(2)(4)	1,900,000	1,899,922

		4,917,244

Total Short-Term Investment Securities
(cost $10,644,981)		10,646,747

REPURCHASE AGREEMENTS — 30.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	990,000	990,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(3)	285,000	285,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	990,000	990,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(3)	285,000	285,000
BNP Paribas SA Joint Repurchase Agreement(3)	990,000	990,000
BNP Paribas SA Joint Repurchase Agreement(1)(3)	285,000	285,000
Deutsche Bank AG Joint Repurchase Agreement(3)	990,000	990,000

20

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020@ — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(1)(3)	$285,000	$285,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,085,000	1,085,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(3)	310,000	310,000

Total Repurchase Agreements
(cost $6,495,000)		6,495,000

TOTAL INVESTMENTS
(cost $21,282,153)(5)	100.3%	21,271,394
Liabilities in excess of other assets	(0.3)	(73,875)

NET ASSETS	100.0%	$21,197,519

@	Consolidated (see Note 2)
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	See Note 6 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of April 30, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR — Secured Overnight Financing Rate

3 UTBMM — US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Short	Aluminum Futures	December 2020	$284,550	$230,025	$54,525
5	Short	Aluminum Futures	June 2020	203,452	185,125	18,327
4	Short	Copper Futures	June 2020	555,393	517,900	37,493
7	Long	Cotton Futures	July 2020	186,355	200,655	14,300
2	Long	Gasoline Futures	June 2021	83,618	85,134	1,516
16	Long	Gold Futures	August 2020	2,648,450	2,721,600	73,150
6	Long	Lean Hogs Futures	August 2020	148,980	150,720	1,740
66	Long	Natural Gas Futures	September 2020	1,309,080	1,538,460	229,380
22	Long	Soybean Meal Futures	July 2020	643,440	649,220	5,780
17	Long	Wheat Futures	July 2020	413,225	414,800	1,575
4	Short	Wheat Futures	December 2020	109,200	107,250	1,950
16	Short	WTI Crude Futures	December 2020	584,710	473,920	110,790
3	Short	WTI Crude Futures	June 2021	107,100	99,030	8,070
3	Short	Zinc Futures	December 2020	175,995	146,550	29,445

						$588,041

21

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020@ — (unaudited) (continued)

Futures Contracts(a)
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	Aluminum Futures	December 2020	$38,680	$38,338	$(342)
15	Long	Aluminum Futures	June 2020	643,109	555,375	(87,734)
11	Long	Brent Oil Futures	July 2020	291,380	291,280	(100)
6	Long	Brent Oil Futures	December 2020	215,880	197,700	(18,180)
9	Long	Coffee Futures	July 2020	401,306	358,762	(42,544)
13	Long	Copper Futures	June 2020	1,847,241	1,683,175	(164,066)
2	Long	Copper Futures	December 2020	262,467	260,775	(1,692)
13	Long	Corn Futures	July 2020	245,788	208,000	(37,788)
7	Long	Corn Futures	December 2020	141,213	118,038	(23,175)
6	Long	Gasoline Futures	September 2020	292,769	210,798	(81,971)
4	Long	Lean Hogs Futures	June 2020	125,130	94,320	(30,810)
17	Long	Live Cattle Futures	June 2020	760,250	584,460	(175,790)
8	Long	Low Sulfur Gasoline Futures	July 2020	305,300	215,600	(89,700)
3	Short	Natural Gas Futures	January 2021	79,380	93,450	(14,070)
4	Short	Nickel Futures	June 2020	278,246	291,840	(13,594)
12	Long	Nickel Futures	June 2020	909,765	875,520	(34,245)
4	Long	NY Harbor ULSD Futures	September 2020	219,500	161,515	(57,985)
1	Long	Platinum Futures	October 2020	40,575	40,530	(45)
8	Long	Sugar Futures	July 2020	100,954	92,915	(8,039)
28	Long	Sugar Futures	October 2020	341,051	333,357	(7,694)
6	Long	Silver Futures	July 2020	465,885	449,190	(16,695)
19	Long	Soybean Futures	July 2020	819,225	812,487	(6,738)
29	Long	Soybean Oil Futures	July 2020	466,734	462,840	(3,894)
13	Long	WTI Crude Futures	September 2020	369,470	342,810	(26,660)
19	Long	WTI Crude Futures	October 2020	572,090	525,730	(46,360)
13	Long	Wheat Futures	July 2020	360,500	340,763	(19,737)
4	Short	Zinc Futures	June 2020	192,283	193,675	(1,392)
10	Long	Zinc Futures	June 2020	511,147	484,188	(26,959)

						$(1,037,999)

Net Unrealized Appreciation (Depreciation)						$(449,958)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD — Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	$172	05/29/2020	(Difference between the Fixed Silver Spot Price of $17.14/oz. and the LBMA Silver Price Average/Term)	Difference between the LBMA Silver Price Average/Term and the Fixed Silver Spot Price of $17.14/oz.	$—	$(23,107)
JPMorgan	70	05/29/2020	(0.120)%/Monthly	Bloomberg Corn Subindex/Monthly	—	—
JPMorgan	28	08/31/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	18,167	—
JPMorgan	6,786	09/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	174	10/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
Morgan Stanley	199	06/30/2020	(0.400)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	—	—

					$18,167	$(23,107)

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

LBMA — London Bullion Market Association

22

SunAmerica Specialty Series — AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020@ — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Government Agencies	$—	$2,784,117	$—	$2,784,117
U.S. Government Treasuries	—	850,697	—	850,697
Common Stocks	494,833	—	—	494,833
Short-Term Investment Securities	—	10,646,747	—	10,646,747
Repurchase Agreements	—	6,495,000	—	6,495,000

Total Investments at Value	$494,833	$20,776,561	$—	$21,271,394

Other Financial Instruments:†

Futures Contracts	$588,041	$—	$—	$588,041

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,037,999	$—	$—	$1,037,999
Over the Counter Total Return Swap Contracts	—	23,107	—	23,107

	$1,037,999	$23,107	$—	$1,061,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
@	Consolidated (see Note 2)

See	Notes to Financial Statements

23

SunAmerica Specialty Series — AIG ESG Dividend Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*

Food-Misc./Diversified	8.7%
Investment Management/Advisor Services	8.4
Medical-Biomedical/Gene	6.6
Consumer Products-Misc.	6.0
Cosmetics & Toiletries	5.2
Distribution/Wholesale	4.8
Beverages-Non-alcoholic	4.8
Computers	4.0
Human Resources	2.8
Auto-Heavy Duty Trucks	2.8
Medical-Drugs	2.8
Transport-Services	2.8
Retail-Building Products	2.6
Electronic Components-Semiconductors	2.6
Networking Products	2.5
Diversified Manufacturing Operations	2.5
Semiconductor Components-Integrated Circuits	2.5
Data Processing/Management	2.5
Retail-Consumer Electronics	2.5
Machinery-Construction & Mining	2.5
Real Estate Investment Trusts	2.1
Advertising Agencies	2.1
Repurchase Agreements	2.1
Building Products-Air & Heating	2.0
Apparel Manufacturers	2.0
Oil Companies-Exploration & Production	2.0
Toys	2.0
Finance-Credit Card	2.0
Oil-Field Services	1.8
Office Automation & Equipment	1.4

99.4%

*	Calculated as a percentage of net assets

24

SunAmerica Specialty Series — AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.3%
Advertising Agencies — 2.1%
Omnicom Group, Inc.	9,546	$544,408

Apparel Manufacturers — 2.0%
Hanesbrands, Inc.	52,833	525,160

Auto-Heavy Duty Trucks — 2.8%
Cummins, Inc.	4,453	728,066

Beverages-Non-alcoholic — 4.8%
Coca-Cola Co.	12,285	563,759
PepsiCo, Inc.	5,084	672,562

		1,236,321

Building Products-Air & Heating — 2.0%
Johnson Controls International PLC	18,152	528,405

Computers — 4.0%
Hewlett Packard Enterprise Co.	50,629	509,328
HP, Inc.	33,436	518,592

		1,027,920

Consumer Products-Misc. — 6.0%
Clorox Co.	4,621	861,539
Kimberly-Clark Corp.	5,034	697,109

		1,558,648

Cosmetics & Toiletries — 5.2%
Colgate-Palmolive Co.	9,612	675,435
Procter & Gamble Co.	5,791	682,585

		1,358,020

Data Processing/Management — 2.5%
Paychex, Inc.	9,466	648,610

Distribution/Wholesale — 4.8%
Fastenal Co.	20,199	731,608
KAR Auction Services, Inc.	34,173	511,911

		1,243,519

Diversified Manufacturing Operations — 2.5%
Illinois Tool Works, Inc.	4,034	655,525

Electronic Components-Semiconductors — 2.6%
Texas Instruments, Inc.	5,891	683,768

Finance-Credit Card — 2.0%
Western Union Co.	26,645	508,120

Food-Misc./Diversified — 8.7%
Campbell Soup Co.	14,828	741,103
General Mills, Inc.	13,756	823,847
Kellogg Co.	10,476	686,178

		2,251,128

Human Resources — 2.8%
Robert Half International, Inc.	15,492	732,307

Investment Management/Advisor Services — 8.4%
Franklin Resources, Inc.	28,361	534,321
Invesco, Ltd.	41,200	355,144
Legg Mason, Inc.	12,075	601,697
T. Rowe Price Group, Inc.	6,010	694,937

		2,186,099

Security Description	Shares/ Principal Amount	Value (Note 3)

Machinery-Construction & Mining — 2.5%
Caterpillar, Inc.	5,533	$643,931

Medical-Biomedical/Gene — 6.6%
Amgen, Inc.	3,332	797,081
Gilead Sciences, Inc.	10,870	913,080

		1,710,161

Medical-Drugs — 2.8%
AbbVie, Inc.	8,787	722,291

Networking Products — 2.5%
Cisco Systems, Inc.	15,529	658,119

Office Automation & Equipment — 1.4%
Xerox Holdings Corp.	19,798	362,106

Oil Companies-Exploration & Production — 2.0%
ConocoPhillips	12,134	510,841

Oil-Field Services — 1.8%
Baker Hughes Co.	33,282	464,284

Real Estate Investment Trusts — 2.1%
Iron Mountain, Inc.	22,729	549,587

Retail-Building Products — 2.6%
Home Depot, Inc.	3,113	684,331

Retail-Consumer Electronics — 2.5%
Best Buy Co., Inc.	8,418	645,913

Semiconductor Components-Integrated Circuits — 2.5%
Maxim Integrated Products, Inc.	11,918	655,252

Toys — 2.0%
Hasbro, Inc.	7,063	510,019

Transport-Services — 2.8%
C.H. Robinson Worldwide, Inc.	10,043	712,049

Total Long-Term Investment Securities
(cost $26,702,566)		25,244,908

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $530,000 and collateralized by $520,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $545,214 (cost $530,000)	$530,000	530,000

TOTAL INVESTMENTS
(cost $27,232,566)(1)	99.4%	25,774,908
Other assets less liabilities	0.6	163,443

NET ASSETS	100.0%	$25,938,351

(1)	See Note 6 for cost of investments on a tax basis.

25

SunAmerica Specialty Series — AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$25,244,908	$—	$—	$25,244,908
Repurchase Agreements	—	530,000	—	530,000

Total Investments at Value	$25,244,908	$530,000	$—	$25,774,908

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

26

SunAmerica Specialty Series — AIG Focused Alpha Large-Cap Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	11.3%
Commercial Services-Finance	11.0
Applications Software	10.2
Oil Companies-Exploration & Production	5.9
Medical-Drugs	5.3
Agricultural Biotech	5.1
E-Commerce/Products	5.1
Retail-Discount	5.1
Electronic Forms	4.9
Finance-Credit Card	4.9
Aerospace/Defense	4.8
Real Estate Investment Trusts	4.8
Telephone-Integrated	4.4
Cosmetics & Toiletries	4.3
Diversified Banking Institutions	4.0
Diagnostic Equipment	2.5
Banks-Super Regional	2.4
Medical Labs & Testing Services	0.9

96.9%

*	Calculated as a percentage of net assets

27

SunAmerica Specialty Series — AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.9%
Aerospace/Defense — 4.8%
BAE Systems PLC ADR	1,089,101	$27,880,986

Agricultural Biotech — 5.1%
Corteva, Inc.	1,135,795	29,746,471

Applications Software — 10.2%
Microsoft Corp.	163,189	29,245,101
salesforce.com, Inc.†	186,624	30,223,757

		59,468,858

Banks-Super Regional — 2.4%
Wells Fargo & Co.	474,765	13,791,923

Commercial Services-Finance — 11.0%
PayPal Holdings, Inc.†	287,554	35,369,142
S&P Global, Inc.	96,743	28,334,090

		63,703,232

Cosmetics & Toiletries — 4.3%
Unilever NV	502,900	24,853,318

Diagnostic Equipment — 2.5%
Danaher Corp.	89,069	14,559,219

Diversified Banking Institutions — 4.0%
JPMorgan Chase & Co.	240,470	23,027,407

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	12,013	29,720,162

Electronic Forms — 4.9%
Adobe, Inc.†	80,589	28,499,494

Finance-Credit Card — 4.9%
Visa, Inc., Class A	159,293	$28,468,845

Internet Content-Entertainment — 11.3%
Facebook, Inc., Class A†	320,265	65,561,448

Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	31,125	5,118,506

Medical-Drugs — 5.3%
Sanofi ADR	658,780	30,850,667

Oil Companies-Exploration & Production — 5.9%
ConocoPhillips	822,448	34,625,061

Real Estate Investment Trusts — 4.8%
Crown Castle International Corp.	173,495	27,660,308

Retail-Discount — 5.1%
Dollar Tree, Inc.†	371,753	29,617,562

Telephone-Integrated — 4.4%
Verizon Communications, Inc.	448,361	25,758,339

TOTAL INVESTMENTS
(cost $458,025,342)(1)	96.9%	562,911,806
Other assets less liabilities	3.1	17,797,267

NET ASSETS	100.0%	$580,709,073

†	Non-income producing security
(1)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$562,911,806	$—	$—	$562,911,806

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

28

SunAmerica Specialty Series — AIG Focused Growth Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*

Commercial Services-Finance	15.9%
Applications Software	14.9
Internet Content-Entertainment	8.1
Real Estate Investment Trusts	7.7
E-Commerce/Products	7.4
Finance-Credit Card	7.2
Electronic Forms	5.7
Auto-Cars/Light Trucks	5.3
Diagnostic Equipment	3.6
Hotels/Motels	3.4
Resorts/Theme Parks	3.3
Multimedia	2.2
Diagnostic Kits	1.9
Commercial Services	1.5
Finance-Investment Banker/Broker	1.5
Insurance-Property/Casualty	1.4
Enterprise Software/Service	1.3
Professional Sports	0.9
E-Commerce/Services	0.8
Satellite Telecom	0.7
Racetracks	0.6
Consulting Services	0.4
Veterinary Diagnostics	0.4

96.1%

*	Calculated as a percentage of net assets

29

SunAmerica Specialty Series — AIG Focused Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.1%
Applications Software — 14.9%
Microsoft Corp.	206,098	$36,934,823
salesforce.com, Inc.†	237,890	38,526,285

		75,461,108

Auto-Cars/Light Trucks — 5.3%
Tesla, Inc.†	34,500	26,974,860

Commercial Services — 1.5%
CoStar Group, Inc.†	12,000	7,779,120

Commercial Services-Finance — 15.9%
PayPal Holdings, Inc.†	359,974	44,276,802
S&P Global, Inc.	122,353	35,834,747

		80,111,549

Consulting Services — 0.4%
Gartner, Inc.†	18,700	2,221,747

Diagnostic Equipment — 3.6%
Danaher Corp.	111,252	18,185,252

Diagnostic Kits — 1.9%
IDEXX Laboratories, Inc.†	35,425	9,833,980

E-Commerce/Products — 7.4%
Amazon.com, Inc.†	15,004	37,119,896

E-Commerce/Services — 0.8%
Zillow Group, Inc., Class A†	92,825	4,041,600

Electronic Forms — 5.7%
Adobe, Inc.†	81,318	28,757,298

Enterprise Software/Service — 1.3%
Guidewire Software, Inc.†	70,000	6,358,800

Finance-Credit Card — 7.2%
Visa, Inc., Class A	202,938	36,269,079

Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	201,000	7,581,720

Hotels/Motels — 3.4%
Hyatt Hotels Corp., Class A	309,000	17,384,340

Insurance-Property/Casualty — 1.4%
Arch Capital Group, Ltd.†	217,000	$5,214,510
Kinsale Capital Group, Inc.	15,000	1,629,300

		6,843,810

Internet Content-Entertainment — 8.1%
Facebook, Inc., Class A†	199,133	40,764,516

Multimedia — 2.2%
FactSet Research Systems, Inc.	40,000	11,000,000

Professional Sports — 0.9%
Manchester United PLC, Class A	261,000	4,387,410

Racetracks — 0.6%
Penn National Gaming, Inc.†	175,000	3,118,500

Real Estate Investment Trusts — 7.7%
American Homes 4 Rent, Class A	100,000	2,414,000
Crown Castle International Corp.	216,703	34,548,959
Gaming and Leisure Properties, Inc.	65,950	1,862,428

		38,825,387

Resorts/Theme Parks — 3.3%
Marriott Vacations Worldwide Corp.	33,850	2,809,550
Vail Resorts, Inc.	81,000	13,851,000

		16,660,550

Satellite Telecom — 0.7%
Iridium Communications, Inc.†	166,500	3,747,083

Veterinary Diagnostics — 0.4%
Neogen Corp.†	32,500	2,034,175

TOTAL INVESTMENTS
(cost $354,733,401)(1)	96.1%	485,461,780
Other assets less liabilities	3.9	19,542,358

NET ASSETS	100.0%	$505,004,138

†	Non-income producing security
(1)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,461,780	$—	$—	$485,461,780

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

30

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	20.6%
Tobacco	4.4
Banks-Super Regional	4.0
Telephone-Integrated	3.9
Diversified Banking Institutions	3.9
Insurance-Multi-line	3.4
Electric-Integrated	3.3
Banks-Commercial	3.3
Oil Companies-Integrated	3.0
Banks-Fiduciary	2.9
Insurance-Reinsurance	2.8
Food-Misc./Diversified	2.2
Chemicals-Diversified	2.0
Medical-Drugs	2.0
Investment Management/Advisor Services	1.9
Insurance-Life/Health	1.9
Pipelines	1.9
Oil-Field Services	1.8
Computer Services	1.7
Private Equity	1.6
Metal-Diversified	1.6
Finance-Investment Banker/Broker	1.5
Advertising Agencies	1.5
Closed-End Funds	1.4
Insurance-Property/Casualty	1.4
Investment Companies	1.4
Repurchase Agreements	1.3
Auto-Cars/Light Trucks	1.2
Capacitors	1.2
Building Products-Cement	1.2
Semiconductor Equipment	1.0
Networking Products	1.0
Medical-Wholesale Drug Distribution	0.9
Computers-Memory Devices	0.9
Real Estate Operations & Development	0.9
Containers-Paper/Plastic	0.8
Computers	0.8
Home Decoration Products	0.8
Oil Companies-Exploration & Production	0.8
Gas-Distribution	0.8
Diversified Minerals	0.7
Human Resources	0.7
Apparel Manufacturers	0.7
Cellular Telecom	0.7
Finance-Leasing Companies	0.6
Agricultural Operations	0.5
Metal-Iron	0.5
Aerospace/Defense	0.5
Office Automation & Equipment	0.4
Savings & Loans/Thrifts	0.4

100.6%

*	Calculated as a percentage of net assets

31

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 59.7%
Advertising Agencies — 1.5%
Interpublic Group of Cos., Inc.	17,258	$293,041
Omnicom Group, Inc.	4,831	275,512

		568,553

Aerospace/Defense — 0.5%
Raytheon Technologies Corp.	2,722	176,413

Apparel Manufacturers — 0.7%
Hanesbrands, Inc.	26,583	264,235

Auto-Cars/Light Trucks — 1.2%
Fiat Chrysler Automobiles NV	26,331	231,862
Peugeot SA	16,181	232,236

		464,098

Building Products-Cement — 1.2%
Anhui Conch Cement Co., Ltd.	58,500	452,935

Capacitors — 1.2%
Walsin Technology Corp.	64,000	453,078

Cellular Telecom — 0.7%
Softbank Corp.	19,100	259,818

Chemicals-Diversified — 2.0%
DuPont de Nemours, Inc.	4,729	222,358
LyondellBasell Industries NV, Class A	4,218	244,433
Mitsubishi Chemical Holdings Corp.	52,600	300,508

		767,299

Computer Services — 1.7%
DXC Technology Co.	15,649	283,717
International Business Machines Corp.	2,945	369,774

		653,491

Computers — 0.8%
HP, Inc.	19,251	298,583

Computers-Memory Devices — 0.9%
Seagate Technology PLC	6,689	334,116

Containers-Paper/Plastic — 0.8%
WestRock Co.	9,658	310,891

Diversified Minerals — 0.7%
BHP Group PLC	16,657	279,747

Food-Misc./Diversified — 2.2%
General Mills, Inc.	7,983	478,102
Kraft Heinz Co.	12,445	377,457

		855,559

Home Decoration Products — 0.8%
Newell Brands, Inc.	21,457	297,823

Human Resources — 0.7%
Adecco Group AG	6,222	273,056

Investment Management/Advisor Services — 1.2%
Franklin Resources, Inc.	15,095	284,390
Invesco, Ltd.	22,068	190,226

		474,616

Medical-Drugs — 2.0%
AbbVie, Inc.	4,417	$363,077
Pfizer, Inc.	10,092	387,129

		750,206

Medical-Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	7,356	363,975

Metal-Diversified — 1.6%
MMC Norilsk Nickel PJSC ADR	12,544	349,010
Rio Tinto, Ltd.	4,522	254,715

		603,725

Metal-Iron — 0.5%
Fortescue Metals Group, Ltd.	25,098	192,380

Networking Products — 1.0%
Cisco Systems, Inc.	8,591	364,087

Oil Companies-Exploration & Production — 0.8%
CNOOC, Ltd.	262,000	294,105

Oil Companies-Integrated — 3.0%
China Petroleum & Chemical Corp.	686,000	341,511
Eni SpA	26,033	247,397
Equinor ASA	21,017	295,026
Lukoil PJSC ADR	3,986	261,514

		1,145,448

Oil-Field Services — 1.8%
Baker Hughes Co.	25,256	352,321
Halliburton Co.	33,147	348,044

		700,365

Real Estate Investment Trusts — 19.1%
Agree Realty Corp.	2,150	139,986
Alexandria Real Estate Equities, Inc.	940	147,665
American Campus Communities, Inc.	3,206	113,140
American Homes 4 Rent, Class A	5,745	138,684
American Tower Corp.	687	163,506
Apartment Investment & Management Co., Class A	2,891	108,904
Apple Hospitality REIT, Inc.	9,244	89,482
Armada Hoffler Properties, Inc.	7,891	75,833
Camden Property Trust	1,398	123,122
CareTrust REIT, Inc.	7,222	119,019
Clipper Realty, Inc.	14,660	77,698
Columbia Property Trust, Inc.	7,293	104,217
CoreSite Realty Corp.	1,314	159,244
Crown Castle International Corp.	1,103	175,851
CubeSmart	4,882	123,026
CyrusOne, Inc.	2,402	168,500
DiamondRock Hospitality Co.	13,549	84,410
Digital Realty Trust, Inc.	1,288	192,543
Douglas Emmett, Inc.	3,453	105,282
Duke Realty Corp.	4,311	149,592
Easterly Government Properties, Inc.	6,481	174,404
Empire State Realty Trust, Inc., Class A	10,732	89,720
EPR Properties	2,157	63,459
Equinix, Inc.	267	180,278
Equity LifeStyle Properties, Inc.	2,106	127,013
Equity Residential	1,818	118,279
Extra Space Storage, Inc.	1,439	126,977
First Industrial Realty Trust, Inc.	3,603	136,085

32

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Four Corners Property Trust, Inc.	5,396	$120,816
Gaming and Leisure Properties, Inc.	3,562	100,591
GEO Group, Inc.	9,544	121,018
Healthcare Trust of America, Inc., Class A	5,085	125,244
Host Hotels & Resorts, Inc.	8,174	100,622
Hudson Pacific Properties, Inc.	4,138	101,712
Invitation Homes, Inc.	5,075	120,024
Iron Mountain, Inc.	4,618	111,663
Kimco Realty Corp.	7,256	79,163
Lamar Advertising Co., Class A	1,710	98,581
Mid-America Apartment Communities, Inc.	1,134	126,917
Monmouth Real Estate Investment Corp.	9,949	135,207
National Health Investors, Inc.	1,878	103,403
National Retail Properties, Inc.	2,855	93,187
Omega Healthcare Investors, Inc.	3,598	104,882
Outfront Media, Inc.	5,747	90,170
Physicians Realty Trust	8,037	123,931
Prologis, Inc.	1,674	149,371
QTS Realty Trust, Inc., Class A	2,855	178,523
Realty Income Corp.	2,026	111,268
Rexford Industrial Realty, Inc.	3,242	132,014
SBA Communications Corp.	623	180,620
Simon Property Group, Inc.	1,022	68,239
STAG Industrial, Inc.	4,810	126,262
STORE Capital Corp.	3,968	79,638
Sun Communities, Inc.	963	129,427
Sunstone Hotel Investors, Inc.	10,398	95,558
Terreno Realty Corp.	2,731	149,713
UDR, Inc.	3,202	119,979
Uniti Group, Inc.	19,731	139,301
Ventas, Inc.	2,661	86,083
Welltower, Inc.	1,881	96,364

		7,275,410

Real Estate Operations & Development — 0.9%
Country Garden Holdings Co., Ltd.	259,000	326,653

Semiconductor Equipment — 1.0%
Globalwafers Co., Ltd.	30,000	380,577

Telephone-Integrated — 3.9%
AT&T, Inc.	10,237	311,921
BT Group PLC	143,105	209,392
CenturyLink, Inc.	29,089	308,925
Telefonica SA	58,137	265,254
Verizon Communications, Inc.	6,851	393,590

		1,489,082

Tobacco — 4.4%
Altria Group, Inc.	7,807	306,425
British American Tobacco PLC	9,339	362,677
Imperial Brands PLC	16,413	347,378
Japan Tobacco, Inc.	17,200	321,506
Philip Morris International, Inc.	4,580	341,668

		1,679,654

Total Common Stocks
(cost $26,555,592)		22,749,978

PREFERRED SECURITIES — 39.6%
Agricultural Operations — 0.5%
CHS, Inc. Series 4 7.50%	7,676	$201,956

Banks-Commercial — 3.3%
First Republic Bank Series G 5.50%	9,000	231,570
First Republic Bank Series H 5.13%	10,000	249,100
First Republic Bank Series I 5.50%	9,500	251,465
Regions Financial Corp. Series C 5.70%	4,985	132,152
Truist Financial Corp. Series F 5.20%	11,500	289,800
Truist Financial Corp. FRS (3ML+0.53%) Series I 4.00%	5,000	116,500

		1,270,587

Banks-Fiduciary — 2.9%
Bank of New York Mellon Corp. 5.20%	11,000	281,930
Northern Trust Corp. Series E 4.70%	11,000	275,660
State Street Corp. Series D 5.90%	10,000	261,400
State Street Corp. Series G 5.35%	10,000	270,800

		1,089,790

Banks-Super Regional — 4.0%
PNC Financial Services Group, Inc. Series Q 5.38%	11,000	281,050
US Bancorp FRS (3ML+0.60%) Series B 3.50%	12,000	237,360
US Bancorp Series K 5.50%	10,300	272,950
Wells Fargo & Co. Series Z 4.75%	8,906	212,675
Wells Fargo & Co. Series R 6.63%	10,900	291,139

33

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

PREFERRED SECURITIES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Series Q 5.85%	9,000	$227,610

		1,522,784

Closed-End Funds — 1.4%
Gabelli Equity Trust, Inc. Series K 5.00%	11,000	276,980
Highland Income Fund Series A 5.38%	11,200	269,024

		546,004

Diversified Banking Institutions — 3.9%
Bank of America Corp. Series LL 5.00%	10,200	255,408
Bank of America Corp. Series KK 5.38%	11,000	284,130
Bank of America Corp. Series HH 5.88%	7,000	186,200
GMAC Capital Trust I VRS Series 2 7.48%	13,200	297,660
JPMorgan Chase & Co. Series DD 5.75%	10,500	279,825
JPMorgan Chase & Co. Series GG 4.75%	7,000	176,400

		1,479,623

Electric-Integrated — 3.3%
Duke Energy Corp. 5.13%	10,250	258,607
Duke Energy Corp. Series A 5.75%	10,500	289,695
NextEra Energy Capital Holdings, Inc. 5.00%	8,734	218,525
NextEra Energy Capital Holdings, Inc. Series I 5.13%	10,000	252,700
PPL Capital Funding, Inc. Series B 5.90%	10,000	251,300

		1,270,827

Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp. Series D 5.95%	11,000	287,430

Finance-Investment Banker/Broker (continued)
Charles Schwab Corp. Series C 6.00%	11,000	$285,670

		573,100

Finance-Leasing Companies — 0.6%
Air Lease Corp. Series A 6.15%	13,500	243,270

Gas-Distribution — 0.8%
Spire, Inc. Series A 5.90%	11,000	294,030

Insurance-Life/Health — 1.9%
Athene Holding, Ltd. Series B 5.63%	8,000	185,680
Athene Holding, Ltd. Series A 6.35%	10,000	242,700
Prudential PLC 6.50%	11,000	283,800

		712,180

Insurance-Multi-line — 3.4%
Aegon NV FRS (3 ML+0.88%) Series 1 4.00%	11,815	258,748
Allstate Corp. 5.10%	11,000	285,230
Allstate Corp. Series I 4.75%	10,300	261,517
Hartford Financial Services Group, Inc. Series G 6.00%	2,527	67,446
MetLife, Inc. FRS (3 ML+1.00%) Series A 4.00%	12,000	276,000
MetLife, Inc. Series E 5.63%	6,000	157,200

		1,306,141

Insurance-Property/Casualty — 1.4%
Arch Capital Group, Ltd. Series E 5.25%	11,000	265,210
Arch Capital Group, Ltd. Series F 5.45%	11,000	274,120

		539,330

34

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

PREFERRED SECURITIES (continued)
Insurance-Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd. 5.95%	4,200	$101,640
Axis Capital Holdings, Ltd. Series E 5.50%	11,200	275,744
PartnerRe, Ltd. Series I 5.88%	10,800	261,576
Reinsurance Group of America, Inc. 6.20%	11,400	288,762
RenaissanceRe Holdings, Ltd. Series F 5.75%	6,100	157,563

		1,085,285

Investment Companies — 1.4%
Oaktree Capital Group LLC Series A 6.63%	10,046	260,895
Oaktree Capital Group LLC Series B 6.55%	10,200	261,324

		522,219

Investment Management/Advisor Services — 0.7%
Ares Management Corp. Series A 7.00%	11,000	282,040

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc. 6.70%	9,000	152,910

Pipelines — 1.9%
Energy Transfer Operating LP Series D 7.63%	6,940	145,393
Energy Transfer Operating LP Series E 7.60%	8,130	171,950
Energy Transfer Partners LP Series C 7.38%	4,610	96,626
NGL Energy Partners LP Series B 9.00%	17,408	294,717

		708,686

Private Equity — 1.6%
Apollo Global Management, Inc. Series B 6.38%	11,000	282,150
KKR & Co, Inc. Series A 6.75%	10,400	269,256
KKR & Co, Inc. Series B 6.50%	1,993	52,874

		604,280

Real Estate Investment Trusts — 1.5%
AGNC Investment Corp. Series D 6.88%	4,000	$88,840
Farmland Partners, Inc. Series B 6.00%	4,665	103,610
PennyMac Mtg. Investment Trust Series B 8.00%	4,540	92,071
PS Business Parks, Inc. Series Z 4.88%	5,000	120,400
Public Storage Series B 5.40%	6,000	154,200

		559,121

Savings & Loans/Thrifts — 0.4%
New York Community Bancorp, Inc. Series A 6.38%	6,100	152,195

Total Preferred Securities
(cost $15,721,466)		15,116,358

Total Long-Term Investment Securities
(cost $42,277,058)		37,866,336

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $501,000 collateralized by $495,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $519,002 (cost $501,000)	$501,000	501,000

TOTAL INVESTMENTS
(cost $42,778,058)(1)	100.6%	38,367,336
Liabilities in excess of other assets	(0.6)	(221,359)

NET ASSETS	100.0%	$38,145,977

(1)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML—3 Month USD LIBOR

35

SunAmerica Specialty Series — AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$15,817,643	$6,932,335	**	$—	$22,749,978
Preferred Securities	15,116,358	—		—	15,116,358
Repurchase Agreements	—	501,000		—	501,000

Total Investments at Value	$30,934,001	$7,433,335		$—	$38,367,336

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).

See Notes to Financial Statements

36

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.7%
Banks-Commercial	5.6
Medical Products	5.0
Real Estate Investment Trusts	4.3
Medical-Drugs	3.7
Repurchase Agreements	1.9
Human Resources	1.8
Medical-Outpatient/Home Medical	1.8
Enterprise Software/Service	1.8
Water	1.6
Medical Labs & Testing Services	1.4
Consulting Services	1.4
Telecom Equipment-Fiber Optics	1.4
Building-Heavy Construction	1.3
Medical Information Systems	1.3
Recreational Vehicles	1.3
Drug Delivery Systems	1.2
Semiconductor Equipment	1.2
Computer Software	1.2
Therapeutics	1.1
Investment Management/Advisor Services	1.1
Auto/Truck Parts & Equipment-Original	1.0
Insurance-Property/Casualty	1.0
Savings & Loans/Thrifts	1.0
Building-Residential/Commercial	0.9
Retail-Restaurants	0.9
Electronic Measurement Instruments	0.9
Water Treatment Systems	0.9
Vitamins & Nutrition Products	0.8
Networking Products	0.8
Schools	0.8
Industrial Audio & Video Products	0.8
Finance-Consumer Loans	0.8
Food-Wholesale/Distribution	0.8
E-Services/Consulting	0.8
Diagnostic Equipment	0.8
Internet Content-Information/News	0.8
Computers-Integrated Systems	0.8
Electronic Components-Misc.	0.7
Electronic Components-Semiconductors	0.7
Electronic Security Devices	0.7
Food-Misc./Diversified	0.7
Telecom Services	0.7
Electric-Integrated	0.7
Transport-Marine	0.7
Internet Connectivity Services	0.7
E-Commerce/Products	0.7
Auto/Truck Parts & Equipment-Replacement	0.7
Communications Software	0.6
Aerospace/Defense	0.6
Retail-Building Products	0.6
Gambling (Non-Hotel)	0.6
Auto-Heavy Duty Trucks	0.6
Finance-Mortgage Loan/Banker	0.6
Audio/Video Products	0.6
MRI/Medical Diagnostic Imaging	0.6
Containers-Paper/Plastic	0.6
Chemicals-Specialty	0.6
Gas-Distribution	0.6
Aerospace/Defense-Equipment	0.5
Entertainment Software	0.5

Commercial Services	0.5%
Computer Services	0.5
Retail-Pet Food & Supplies	0.5
Lighting Products & Systems	0.5
U.S. Government Treasuries	0.5
Industrial Automated/Robotic	0.5
Casino Services	0.5
Transport-Air Freight	0.5
Building & Construction Products-Misc.	0.5
Internet Security	0.5
Hazardous Waste Disposal	0.4
Software Tools	0.4
Optical Supplies	0.4
Computers-Periphery Equipment	0.4
Applications Software	0.3
Energy-Alternate Sources	0.3
Distribution/Wholesale	0.3
Oil Companies-Exploration & Production	0.3
Advertising Sales	0.3
Computer Data Security	0.3
Metal Processors & Fabrication	0.3
Machinery-General Industrial	0.3
Building & Construction-Misc.	0.3
Exchange-Traded Funds	0.3
Diagnostic Kits	0.2
Consumer Products-Misc.	0.2
Semiconductor Components-Integrated Circuits	0.2
Computers-Other	0.2
Finance-Investment Banker/Broker	0.2
E-Commerce/Services	0.2
Medical-Generic Drugs	0.2
Insurance-Life/Health	0.2
Chemicals-Diversified	0.2
Power Converter/Supply Equipment	0.2
Diversified Manufacturing Operations	0.2
Engineering/R&D Services	0.2
Real Estate Management/Services	0.2
Retail-Automobile	0.2
Transport-Truck	0.2
Commercial Services-Finance	0.2
Retail-Apparel/Shoe	0.2
Oil Refining & Marketing	0.2
Apparel Manufacturers	0.2
Rental Auto/Equipment	0.2
Building-Mobile Home/Manufactured Housing	0.2
Transport-Services	0.2
Footwear & Related Apparel	0.1
Firearms & Ammunition	0.1
Oil-Field Services	0.1
Racetracks	0.1
Non-Hazardous Waste Disposal	0.1
Machinery-Pumps	0.1
Medical Instruments	0.1
Web Hosting/Design	0.1
Data Processing/Management	0.1
Electronic Parts Distribution	0.1
Office Furnishings-Original	0.1
Electronics-Military	0.1
Rubber/Plastic Products	0.1
Insurance-Reinsurance	0.1
Disposable Medical Products	0.1

37

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited) (continued)

Financial Guarantee Insurance	0.1%
Medical-Hospitals	0.1
Healthcare Safety Devices	0.1
Health Care Cost Containment	0.1
Airlines	0.1
Telecommunication Equipment	0.1
Athletic Equipment	0.1
Building Products-Doors & Windows	0.1
Resorts/Theme Parks	0.1
Environmental Consulting & Engineering	0.1
Brewery	0.1
Retail-Discount	0.1
Tools-Hand Held	0.1
Miscellaneous Manufacturing	0.1
Retail-Home Furnishings	0.1
Wireless Equipment	0.1
Veterinary Diagnostics	0.1
Building Products-Wood	0.1
Building Products-Air & Heating	0.1
Electric Products-Misc.	0.1
Pastoral & Agricultural	0.1
Telephone-Integrated	0.1
Insurance Brokers	0.1
Steel-Producers	0.1
Machinery-Electrical	0.1
Paper & Related Products	0.1
Retail-Misc./Diversified	0.1
Printing-Commercial	0.1
Lasers-System/Components	0.1
Retail-Pawn Shops	0.1
Gold Mining	0.1
Satellite Telecom	0.1
Medical-Nursing Homes	0.1
Transport-Equipment & Leasing	0.1
Agricultural Operations	0.1
Tobacco	0.1
Cosmetics & Toiletries	0.1
Electric-Generation	0.1
Poultry	0.1
Building-Maintenance & Services	0.1
Machine Tools & Related Products	0.1
Wire & Cable Products	0.1
Machinery-Construction & Mining	0.1
Security Services	0.1
Linen Supply & Related Items	0.1
Publishing-Newspapers	0.1
Batteries/Battery Systems	0.1
Instruments-Controls	0.1
Steel Pipe & Tube	0.1
Golf	0.1
Precious Metals	0.1
Identification Systems	0.1
Independent Power Producers	0.1
Oil Field Machinery & Equipment	0.1
Chemicals-Plastics	0.1
Medical-HMO	0.1
Insurance-Multi-line	0.1
Finance-Commercial	0.1
Retail-Vision Service Center	0.1
Real Estate Operations & Development	0.1
Coal	0.1
E-Marketing/Info	0.1
Beverages-Non-alcoholic	0.1%
Filtration/Separation Products	0.1
Machinery-Farming	0.1
Food-Catering	0.1
Banks-Super Regional	0.1
Cable/Satellite TV	0.1
Auto Repair Centers	0.1

99.7%

*	Calculated as a percentage of net assets

38

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.0%
Advanced Materials — 0.0%
Haynes International, Inc.	103	$2,276
Lydall, Inc.†	142	1,591
Materion Corp.	169	8,744

		12,611

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	470	672

Advertising Sales — 0.3%
Boston Omaha Corp., Class A†	87	1,412
Clear Channel Outdoor Holdings, Inc.†	406	392
National CineMedia, Inc.	28,085	92,680

		94,484

Advertising Services — 0.0%
Fluent, Inc.†	354	711
Marchex, Inc., Class B†	298	498
SharpSpring, Inc.†	90	620

		1,829

Aerospace/Defense — 0.6%
AeroVironment, Inc.†	177	10,666
Kratos Defense & Security Solutions, Inc.†	749	11,250
National Presto Industries, Inc.	41	3,334
Park Aerospace Corp.	13,442	178,913

		204,163

Aerospace/Defense-Equipment — 0.5%
AAR Corp.	277	5,424
Aerojet Rocketdyne Holdings, Inc.†	607	24,972
Astronics Corp.†	190	1,706
Barnes Group, Inc.	392	15,045
Coda Octopus Group, Inc.†	16,268	99,235
Ducommun, Inc.†	89	2,513
Kaman Corp.	230	8,915
Moog, Inc., Class A	258	12,766
Triumph Group, Inc.	412	2,900

		173,476

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	792	763
Marrone Bio Innovations, Inc.†	431	315

		1,078

Agricultural Operations — 0.1%
Alico, Inc.	43	1,260
Andersons, Inc.	262	4,446
Cadiz, Inc.†	109	1,163
Fresh Del Monte Produce, Inc.	255	7,270
Limoneira Co.	130	1,736
Phibro Animal Health Corp., Class A	169	4,514
Tejon Ranch Co.†	174	2,384

		22,773

Airlines — 0.1%
Allegiant Travel Co.	108	8,476
Hawaiian Holdings, Inc.	378	5,443
Mesa Air Group, Inc.†	240	1,091
SkyWest, Inc.	409	12,659
Spirit Airlines, Inc.†	570	8,561

		36,230

Apparel Manufacturers — 0.2%
Centric Brands, Inc.†	139	$116
Deckers Outdoor Corp.†	234	34,810
Delta Apparel, Inc.†	51	657
Kontoor Brands, Inc.	368	7,143
Oxford Industries, Inc.	138	5,785
Superior Group of Cos., Inc.	88	767
Vince Holding Corp.†	26	155

		49,433

Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	54	712
iRobot Corp.†	231	14,082

		14,794

Applications Software — 0.3%
Appfolio, Inc., Class A†	131	14,392
Brightcove, Inc.†	323	2,519
Digi International, Inc.†	238	2,701
Ebix, Inc.	193	4,039
Five9, Inc.†	497	46,057
GTY Technology Holdings, Inc.†	329	1,286
Ideanomics, Inc.†	853	514
Immersion Corp.†	259	1,803
Majesco†	63	352
Model N, Inc.†	277	7,994
PDF Solutions, Inc.†	235	3,753
Sprout Social, Inc., Class A†	79	1,329
Upland Software, Inc.†	190	6,010
Verra Mobility Corp.†	1,060	9,498

		102,247

Athletic Equipment — 0.1%
Clarus Corp.	195	2,083
Fox Factory Holding Corp.†	313	15,966
Vista Outdoor, Inc.†	480	4,858
YETI Holdings, Inc.†	463	12,783

		35,690

Audio/Video Products — 0.6%
Daktronics, Inc.	305	1,379
Sonos, Inc.†	666	6,806
Universal Electronics, Inc.†	4,383	180,930

		189,115

Auto Repair Centers — 0.1%
Monro, Inc.	271	15,038

Auto-Heavy Duty Trucks — 0.6%
Blue Bird Corp.†	14,808	181,694
Navistar International Corp.†	412	9,793
REV Group, Inc.	226	1,203

		192,690

Auto-Truck Trailers — 0.0%
Wabash National Corp.	438	3,592

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	729	10,920
American Axle & Manufacturing Holdings, Inc.†	931	4,022
Cooper-Standard Holdings, Inc.†	139	1,786
Dana, Inc.	1,201	13,811

39

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Dorman Products, Inc.†	224	$14,130
Gentherm, Inc.†	275	10,296
Meritor, Inc.†	590	12,095
Methode Electronics, Inc.	304	9,126
Miller Industries, Inc.	92	2,795
Modine Manufacturing Co.†	412	1,908
Spartan Motors, Inc.	16,556	233,274
Telenav, Inc.†	280	1,308
Tenneco, Inc., Class A†	422	2,190
Titan International, Inc.	417	588
Visteon Corp.†	232	13,990

		332,239

Auto/Truck Parts & Equipment-Replacement — 0.7%
Commercial Vehicle Group, Inc.†	252	610
Douglas Dynamics, Inc.	5,579	206,200
Motorcar Parts of America, Inc.†	155	2,205
Standard Motor Products, Inc.	175	7,121

		216,136

B2B/E-Commerce — 0.0%
ePlus, Inc.†	111	7,853

Banks-Commercial — 5.6%
1st Constitution Bancorp	74	940
1st Source Corp.	117	4,063
ACNB Corp.	67	1,873
Alerus Financial Corp.	25	425
Allegiance Bancshares, Inc.	156	3,913
Amalgamated Bank, Class A	115	1,231
American National Bankshares, Inc.	89	2,381
Ameris Bancorp	508	12,918
Ames National Corp.	74	1,569
Arrow Financial Corp.	106	3,021
Atlantic Capital Bancshares, Inc.†	178	2,234
Atlantic Union Bankshares Corp.	664	15,850
BancFirst Corp.	155	5,969
Bancorp, Inc.†	417	2,907
BancorpSouth Bank	825	18,059
Bank First Corp.	48	2,459
Bank of Commerce Holdings	144	1,107
Bank of Marin Bancorp	110	3,626
Bank of N.T. Butterfield & Son, Ltd.	440	9,684
Bank of Princeton	47	987
Bank7 Corp.	31	310
Bankwell Financial Group, Inc.	55	839
Banner Corp.	292	11,222
Bar Harbor Bankshares	127	2,334
Baycom Corp.†	87	1,073
BCB Bancorp, Inc.	124	1,255
Bridge Bancorp, Inc.	135	2,793
Bridgewater Bancshares, Inc.†	186	1,884
Bryn Mawr Bank Corp.	7,543	219,614
Business First Bancshares, Inc.	104	1,454
Byline Bancorp, Inc.	194	2,390
C&F Financial Corp.	28	996
Cadence BanCorp	1,044	6,911
Cambridge Bancorp	40	2,231
Camden National Corp.	125	4,094

Banks-Commercial (continued)
Capital Bancorp, Inc.†	67	728
Capital City Bank Group, Inc.	112	2,468
Capstar Financial Holdings, Inc.	121	1,381
Carolina Financial Corp.	194	6,563
Carter Bank & Trust	188	1,782
Cathay General Bancorp	637	17,785
CBTX, Inc.	150	2,709
CenterState Bank Corp.	1,002	17,425
Central Pacific Financial Corp.	229	4,005
Central Valley Community Bancorp	93	1,361
Century Bancorp, Inc., Class A	24	1,793
Chemung Financial Corp.	30	735
Citizens & Northern Corp.	100	1,788
City Holding Co.	132	8,922
Civista Bancshares, Inc.	127	1,947
CNB Financial Corp.	121	2,147
Coastal Financial Corp.†	64	840
Codorus Valley Bancorp, Inc.	78	1,096
Colony Bankcorp, Inc.	62	781
Columbia Banking System, Inc.	599	16,167
Community Bank System, Inc.	423	26,433
Community Financial Corp.	41	951
Community Trust Bancorp, Inc.	129	4,373
ConnectOne Bancorp, Inc.	282	4,213
CrossFirst Bankshares, Inc.†	394	3,810
Customers Bancorp, Inc.†	236	3,011
CVB Financial Corp.	1,110	23,071
Eagle Bancorp, Inc.	269	9,437
Enterprise Bancorp, Inc.	74	1,787
Enterprise Financial Services Corp.	202	6,210
Equity Bancshares, Inc., Class A†	124	2,324
Esquire Financial Holdings, Inc.†	54	887
Evans Bancorp, Inc.	39	1,083
Farmers & Merchants Bancorp, Inc.	84	2,016
Farmers National Banc Corp.	213	2,639
FB Financial Corp.	141	3,150
Fidelity D&D Bancorp, Inc.	23	887
Financial Institutions, Inc.	129	2,496
First Bancorp, Inc.	85	1,862
First Bancorp/North Carolina	244	6,488
First BanCorp/Puerto Rico	1,784	10,401
First Bancshares, Inc.	138	2,749
First Bank	138	1,093
First Busey Corp.	427	7,865
First Business Financial Services, Inc.	69	1,185
First Choice Bancorp	84	1,278
First Commonwealth Financial Corp.	813	7,740
First Community Bankshares, Inc.	149	3,512
First Financial Bancorp	810	12,458
First Financial Bankshares, Inc.	1,078	30,022
First Financial Corp.	109	3,872
First Foundation, Inc.	325	4,472
First Guaranty Bancshares, Inc.	43	581
First Internet Bancorp	79	1,240
First Interstate BancSystem, Inc., Class A	315	10,647
First Merchants Corp.	449	12,711
First Mid Bancshares, Inc.	121	3,231
First Midwest Bancorp, Inc.	885	13,080
First Northwest Bancorp	73	850

40

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Banks-Commercial (continued)
First of Long Island Corp.	191	$3,016
Flagstar Bancorp, Inc.	288	7,462
FNCB Bancorp, Inc.	142	880
Franklin Financial Network, Inc.	109	2,586
Franklin Financial Services Corp.	34	983
Fulton Financial Corp.	1,334	15,594
FVCBankcorp, Inc.†	102	1,174
German American Bancorp, Inc.	206	6,124
Glacier Bancorp, Inc.	722	27,494
Great Southern Bancorp, Inc.	92	3,916
Great Western Bancorp, Inc.	470	8,836
Guaranty Bancshares, Inc.	68	1,834
Hancock Whitney Corp.	721	15,076
Hanmi Financial Corp.	252	3,042
HarborOne Bancorp, Inc.†	218	1,748
Hawthorn Bancshares, Inc.	47	855
HBT Financial, Inc.	76	885
Heartland Financial USA, Inc.	289	9,817
Heritage Commerce Corp.	455	4,040
Heritage Financial Corp.	305	6,115
Hilltop Holdings, Inc.	581	11,213
Home BancShares, Inc.	1,290	19,776
HomeStreet, Inc.	183	4,676
Hope Bancorp, Inc.	1,002	9,970
Horizon Bancorp	310	3,528
Howard Bancorp, Inc.†	107	1,195
IBERIABANK Corp.	434	17,994
Independent Bank Corp.	180	2,644
Independent Bank Corp.	276	20,118
International Bancshares Corp.	462	13,393
Investar Holding Corp.	77	966
Kearny Financial Corp.	647	6,017
Lakeland Bancorp, Inc.	405	4,532
Lakeland Financial Corp.	205	8,678
LCNB Corp.	101	1,448
Level One Bancorp, Inc.	43	779
Live Oak Bancshares, Inc.	217	3,027
Luther Burbank Corp.	166	1,786
Macatawa Bank Corp.	216	1,659
Mackinac Financial Corp.	77	795
MainStreet Bancshares, Inc.†	59	886
Mercantile Bank Corp.	133	3,139
Merchants Bancorp	72	1,109
Meta Financial Group, Inc.	282	5,194
Metrocity Bankshares, Inc.	132	1,397
Metropolitan Bank Holding Corp.†	58	1,455
Mid Penn Bancorp, Inc.	57	1,117
Midland States Bancorp, Inc.	182	2,952
MidWestOne Financial Group, Inc.	99	2,066
MVB Financial Corp.	80	1,098
National Bankshares, Inc.	52	1,559
NBT Bancorp, Inc.	355	11,761
Nicolet Bankshares, Inc.†	77	4,237
Northeast Bank	69	1,156
Northrim BanCorp, Inc.	54	1,266
Norwood Financial Corp.	48	1,134
Oak Valley Bancorp	57	744
OFG Bancorp	420	5,284

Banks-Commercial (continued)
Ohio Valley Banc Corp.	34	857
Old National Bancorp	1,405	19,909
Old Second Bancorp, Inc.	241	1,983
OP Bancorp	109	770
Opus Bank	182	3,498
Origin Bancorp, Inc.	159	3,544
Orrstown Financial Services, Inc.	84	1,294
Pacific Mercantile Bancorp†	162	650
Park National Corp.	110	8,798
PCB Bancorp	8,026	75,284
PCSB Financial Corp.	129	1,761
Peapack Gladstone Financial Corp.	154	2,906
Penns Woods Bancorp, Inc.	57	1,305
People’s Utah Bancorp	130	2,792
Peoples Bancorp of North Carolina, Inc.	38	661
Peoples Bancorp, Inc.	150	3,647
Peoples Financial Services Corp.	57	2,110
Pioneer Bancorp, Inc.†	92	973
Preferred Bank	5,400	206,010
Premier Financial Bancorp, Inc.	108	1,404
Provident Bancorp, Inc.	72	687
QCR Holdings, Inc.	123	3,786
RBB Bancorp	135	1,744
Red River Bancshares, Inc.	41	1,570
Reliant Bancorp, Inc.	85	1,238
Renasant Corp.	463	12,145
Republic Bancorp, Inc., Class A	81	2,700
Republic First Bancorp, Inc.†	363	955
Richmond Mutual Bancorp., Inc.†	104	1,111
S&T Bancorp, Inc.	316	8,440
Sandy Spring Bancorp, Inc.	287	7,319
SB One Bancorp	67	1,235
Seacoast Banking Corp. of Florida†	420	9,437
Select Bancorp, Inc.†	130	1,066
ServisFirst Bancshares, Inc.	395	14,030
Shore Bancshares, Inc.	103	1,143
Sierra Bancorp	118	2,395
Silvergate Capital Corp., Class A†	27	429
Simmons First National Corp., Class A	792	14,810
SmartFinancial, Inc.	106	1,533
South Plains Financial, Inc.	84	1,044
South State Corp.	278	16,080
Southern First Bancshares, Inc.†	59	1,720
Southern National Bancorp of Virginia, Inc.	164	1,651
Southside Bancshares, Inc.	266	8,089
Spirit of Texas Bancshares, Inc.†	114	1,310
Sterling Bancorp, Inc.	136	491
Stock Yards Bancorp, Inc.	168	5,551
Summit Financial Group, Inc.	91	1,607
Tompkins Financial Corp.	120	8,101
Towne Bank	554	11,191
TriCo Bancshares	222	6,687
TriState Capital Holdings, Inc.†	225	3,200
Triumph Bancorp, Inc.†	189	5,237
TrustCo Bank Corp.	790	4,977
Trustmark Corp.	535	14,236
UMB Financial Corp.	368	18,709
United Bankshares, Inc.	811	24,298
United Community Banks, Inc.	655	13,850

41

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Banks-Commercial (continued)
United Security Bancshares	112	$746
Unity Bancorp, Inc.	12,779	183,506
Univest Financial Corp.	239	4,230
Valley National Bancorp	3,222	26,936
Veritex Holdings, Inc.	411	7,217
Washington Trust Bancorp, Inc.	126	4,411
WesBanco, Inc.	538	13,278
West Bancorporation, Inc.	133	2,474
Westamerica Bancorporation	217	13,671
Western New England Bancorp, Inc.	198	1,190

		1,819,996

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	82	1,155
Union Bankshares, Inc.	32	769

		1,924

Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.	230	8,839

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	296	8,972
National Bank Holdings Corp., Class A	245	6,512

		15,484

Batteries/Battery Systems — 0.1%
EnerSys	355	20,728

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	251	1,260
Coca-Cola Consolidated, Inc.	39	9,183
National Beverage Corp.†	98	4,923
New Age Beverages Corp.†	623	878

		16,244

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	108	4,075

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	69	32,189
Craft Brew Alliance, Inc.†	96	1,450

		33,639

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	145	1,346
MSG Networks, Inc., Class A†	357	4,241

		5,587

Building & Construction Products-Misc. — 0.5%
American Woodmark Corp.†	140	7,197
Armstrong Flooring, Inc.†	147	309
Builders FirstSource, Inc.†	947	17,378
Caesarstone, Ltd.	187	1,835
Forterra, Inc.†	154	1,257
Gibraltar Industries, Inc.†	268	12,408
Louisiana-Pacific Corp.	937	18,740
Patrick Industries, Inc.	187	7,708
Select Interior Concepts, Inc., Class A†	172	550
Simpson Manufacturing Co., Inc.	372	26,821
Summit Materials, Inc., Class A†	946	14,294
Trex Co., Inc.†	488	46,467

		154,964

Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	302	10,056
Concrete Pumping Holdings, Inc.†	220	625
EMCOR Group, Inc.	464	29,478
IES Holdings, Inc.†	69	1,363
MYR Group, Inc.†	134	4,020
NV5 Global, Inc.†	86	4,020
TopBuild Corp.†	278	25,907
WillScot Corp.†	429	4,998

		80,467

Building Products-Air & Heating — 0.1%
AAON, Inc.	341	16,245
SPX Corp.†	363	13,841

		30,086

Building Products-Cement — 0.0%
US Concrete, Inc.†	133	2,551

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	217	4,435
Cornerstone Building Brands, Inc.†	382	2,036
Griffon Corp.	303	4,972
JELD-WEN Holding, Inc.†	561	7,125
Masonite International Corp.†	205	12,111
PGT Innovations, Inc.†	472	4,881

		35,560

Building Products-Wood — 0.1%
Boise Cascade Co.	323	10,100
UFP Industries, Inc.	495	20,355

		30,455

Building-Heavy Construction — 1.3%
Aegion Corp.†	253	4,061
Arcosa, Inc.	405	15,094
Construction Partners, Inc., Class A†	9,819	179,982
Dycom Industries, Inc.†	253	8,248
Granite Construction, Inc.	390	6,412
Great Lakes Dredge & Dock Corp.†	21,912	193,702
MasTec, Inc.†	499	17,914
Primoris Services Corp.	368	5,744
Sterling Construction Co., Inc.†	217	2,144
Tutor Perini Corp.†	331	2,317

		435,618

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	553	19,073
BrightView Holdings, Inc.†	259	3,320

		22,393

Building-Mobile Home/Manufactured Housing — 0.2%
Cavco Industries, Inc.†	72	11,137
LCI Industries	203	17,604
Skyline Champion Corp.†	418	8,239
Winnebago Industries, Inc.	259	11,492

		48,472

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	242	1,704
Century Communities, Inc.†	9,329	199,827
Forestar Group, Inc.†	138	1,820

42

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Green Brick Partners, Inc.†	202	$1,800
Installed Building Products, Inc.†	188	9,270
KB Home	721	18,919
LGI Homes, Inc.†	166	10,056
M/I Homes, Inc.†	225	5,729
MDC Holdings, Inc.	420	12,285
Meritage Homes Corp.†	301	15,821
Taylor Morrison Home Corp., Class A†	1,086	15,801
TRI Pointe Group, Inc.†	1,150	13,202

		306,234

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	384	4,109
Liberty Latin America, Ltd., Class C†	946	9,782
WideOpenWest, Inc.†	205	1,213

		15,104

Casino Hotels — 0.0%
Boyd Gaming Corp.	670	11,182
Century Casinos, Inc.†	226	1,025

		12,207

Casino Services — 0.5%
Eldorado Resorts, Inc.†	548	11,749
Everi Holdings, Inc.†	28,338	140,273
Scientific Games Corp.†	464	5,851

		157,873

Cellular Telecom — 0.0%
Cambium Networks Corp.†	46	264

Chemicals-Diversified — 0.2%
Aceto Chemicals, Inc.†(1)	1	0
AdvanSix, Inc.†	232	2,826
Codexis, Inc.†	439	5,097
Innospec, Inc.	202	14,649
Koppers Holdings, Inc.†	156	2,458
Orion Engineered Carbons SA	501	4,564
Quaker Chemical Corp.	109	16,581
Stepan Co.	170	16,218

		62,393

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	406	723

Chemicals-Other — 0.0%
American Vanguard Corp.	240	3,017

Chemicals-Plastics — 0.1%
PolyOne Corp.	766	17,840

Chemicals-Specialty — 0.6%
Amyris, Inc.†	496	1,339
Balchem Corp.	268	23,916
Ferro Corp.†	678	6,760
Flexible Solutions International, Inc.	28,875	46,200
GCP Applied Technologies, Inc.†	450	7,704
H.B. Fuller Co.	423	15,562
Hawkins, Inc.	81	3,032
Ingevity Corp.†	349	18,120
Kraton Corp.†	260	4,059

Chemicals-Specialty (continued)
Minerals Technologies, Inc.	286	12,596
Oil-Dri Corp. of America	44	1,645
PQ Group Holdings, Inc.†	315	3,692
Rogers Corp.†	154	17,100
Sensient Technologies Corp.	352	16,822
Tronox Holdings PLC, Class A	759	5,176
Valhi, Inc.	241	212

		183,935

Circuit Boards — 0.0%
TTM Technologies, Inc.†	823	9,539

Coal — 0.1%
Advanced Emissions Solutions, Inc.	137	1,018
Arch Resources, Inc., Class A	125	3,649
CONSOL Energy, Inc.†	214	1,624
Hallador Energy Co.	169	129
NACCO Industries, Inc., Class A	31	1,090
Peabody Energy Corp.	532	1,803
Ramaco Resources, Inc.†	68	160
SunCoke Energy, Inc.	589	1,855
Warrior Met Coal, Inc.	430	5,397

		16,725

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	188	1,784

Coffee — 0.0%
Farmer Brothers Co.†	89	822
Youngevity International, Inc.†	72	119

		941

Commercial Services — 0.5%
Acacia Research Corp.†	409	1,035
Collectors Universe, Inc.	75	1,648
Emerald Holding, Inc.	205	467
HMS Holdings Corp.†	730	20,933
LiveRamp Holdings, Inc.†	557	21,088
Medifast, Inc.	92	6,981
National Research Corp.	100	5,159
Progyny, Inc.†	99	2,320
SP Plus Corp.†	4,795	101,126
Team, Inc.†	248	1,530
WW International, Inc.†	388	9,898

		172,185

Commercial Services-Finance — 0.2%
Cardtronics PLC, Class A†	306	7,007
Cass Information Systems, Inc.	117	4,693
CBIZ, Inc.†	426	10,118
EVERTEC, Inc.	504	12,771
Evo Payments, Inc., Class A†	332	6,610
Green Dot Corp., Class A†	402	12,261
PRGX Global, Inc.†	170	682
Priority Technology Holdings, Inc.†	54	87

		54,229

Communications Software — 0.6%
Avaya Holdings Corp.†	793	7,883
Pareteum Corp.†	1,070	678
Smith Micro Software, Inc.†	42,260	200,735

		209,296

43

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Computer Aided Design — 0.0%
Altair Engineering, Inc., Class A†	332	$10,953

Computer Data Security — 0.3%
ForeScout Technologies, Inc.†	359	11,402
OneSpan, Inc.†	272	4,570
Ping Identity Holding Corp.†	114	2,841
Qualys, Inc.†	280	29,523
Rapid7, Inc.†	410	18,675
SecureWorks Corp., Class A†	68	774
Tenable Holdings, Inc.†	313	8,157
Varonis Systems, Inc.†	249	16,695

		92,637

Computer Services — 0.5%
Conduent, Inc.†	1,438	3,624
ExlService Holdings, Inc.†	279	17,223
Insight Enterprises, Inc.†	290	15,744
MAXIMUS, Inc.	529	35,612
Parsons Corp.†	160	5,984
Perspecta, Inc.	1,163	25,086
Rimini Street, Inc.†	169	781
Science Applications International Corp.	481	39,278
StarTek, Inc.†	138	575
Sykes Enterprises, Inc.†	318	9,104
TTEC Holdings, Inc.	144	5,613
Unisys Corp.†	423	5,326
Virtusa Corp.†	238	7,854

		171,804

Computer Software — 1.2%
Avid Technology, Inc.†	32,662	229,287
Bandwidth, Inc., Class A†	134	10,929
Box, Inc., Class A†	1,216	19,626
Cloudera, Inc.†	2,055	17,016
Cornerstone OnDemand, Inc.†	473	15,874
Envestnet, Inc.†	401	25,071
j2 Global, Inc.	388	31,288
Simulations Plus, Inc.	99	3,767
TiVo Corp.	1,033	7,262
Yext, Inc.†	800	10,240
Zuora, Inc., Class A†	735	7,769

		378,129

Computers-Integrated Systems — 0.8%
Agilysys, Inc.†	11,084	217,136
Cubic Corp.	260	9,935
Diebold Nixdorf, Inc.†	638	3,145
MTS Systems Corp.	161	3,424
NetScout Systems, Inc.†	589	15,597
PAR Technology Corp.†	96	1,815

		251,052

Computers-Other — 0.2%
3D Systems Corp.†	956	8,117
Lumentum Holdings, Inc.†	622	50,326
PlayAGS, Inc.†	221	970
Stratasys, Ltd.†	427	7,558

		66,971

Computers-Periphery Equipment — 0.4%
Icad, Inc.†	10,010	114,314
Mitek Systems, Inc.†	330	3,079

		117,393

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	259	4,911

Consulting Services — 1.4%
CRA International, Inc.	63	2,654
Forrester Research, Inc.†	89	2,786
Franklin Covey Co.†	81	1,681
FTI Consulting, Inc.†	310	39,482
GP Strategies Corp.†	106	844
Hackett Group, Inc.	11,775	174,623
Huron Consulting Group, Inc.†	186	10,423
ICF International, Inc.	151	11,104
Information Services Group, Inc.†	296	740
Kelly Services, Inc., Class A	275	4,249
R1 RCM, Inc.†	18,503	190,951
Vectrus, Inc.†	94	4,889

		444,426

Consumer Products-Misc. — 0.2%
Central Garden & Pet Co.†	82	2,701
Central Garden & Pet Co., Class A†	336	10,218
Helen of Troy, Ltd.†	209	34,334
Quanex Building Products Corp.	274	3,417
WD-40 Co.	114	19,868

		70,538

Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	215	7,286
Greif, Inc., Class B	50	1,988

		9,274

Containers-Paper/Plastic — 0.6%
Matthews International Corp., Class A	253	6,057
TriMas Corp.†	373	8,892
UFP Technologies, Inc.†	3,940	169,420

		184,369

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	218	2,849
Edgewell Personal Care Co.†	449	12,397
Inter Parfums, Inc.	146	6,525
Revlon, Inc., Class A†	57	759

		22,530

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	191	1,276

Data Processing/Management — 0.1%
Bottomline Technologies, Inc.†	360	14,987
CommVault Systems, Inc.†	347	14,814
CSG Systems International, Inc.	273	13,262

		43,063

Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	695	12,705

Diagnostic Equipment — 0.8%
Accelerate Diagnostics, Inc.†	227	2,477
BioTelemetry, Inc.†	4,186	195,528

44

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Diagnostic Equipment (continued)
GenMark Diagnostics, Inc.†	461	$5,767
Quanterix Corp.†	111	2,908
Repligen Corp.†	434	50,409

		257,089

Diagnostic Kits — 0.2%
Celcuity, Inc.†	49	295
Meridian Bioscience, Inc.†	350	4,200
Natera, Inc.†	518	19,187
OraSure Technologies, Inc.†	511	8,145
Precision BioSciences, Inc.†	299	2,057
Quidel Corp.†	297	41,283

		75,167

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	152	1,137

Direct Marketing — 0.0%
Quotient Technology, Inc.†	623	4,473

Disposable Medical Products — 0.1%
BioLife Solutions, Inc.†	60	656
CONMED Corp.	226	16,703
Merit Medical Systems, Inc.†	445	18,165
Utah Medical Products, Inc.	29	2,407

		37,931

Distribution/Wholesale — 0.3%
Anixter International, Inc.†	253	23,494
Core-Mark Holding Co., Inc.	376	10,806
EVI Industries, Inc.†	38	694
Fossil Group, Inc.†	389	1,540
G-III Apparel Group, Ltd.†	367	4,158
H&E Equipment Services, Inc.	265	4,309
ScanSource, Inc.†	211	5,469
SiteOne Landscape Supply, Inc.†	340	30,134
Systemax, Inc.	103	2,046
Titan Machinery, Inc.†	157	1,476
Triton International, Ltd.	450	13,941
Veritiv Corp.†	108	1,012

		99,079

Diversified Manufacturing Operations — 0.2%
Chase Corp.	61	5,750
Enerpac Tool Group Corp.	457	7,796
EnPro Industries, Inc.	171	7,755
Fabrinet†	303	19,013
Federal Signal Corp.	497	13,384
LSB Industries, Inc.†	187	372
NL Industries, Inc.	70	235
Standex International Corp.	103	5,134

		59,439

Diversified Minerals — 0.0%
Covia Holdings Corp.†	346	225
Livent Corp.†	1,219	7,558
United States Lime & Minerals, Inc.	17	1,361

		9,144

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	28	411

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	167	4,003

Drug Delivery Systems — 1.2%
Antares Pharma, Inc.†	1,344	4,355
Assertio Therapeutics, Inc.†	536	469
BioDelivery Sciences International, Inc.†	52,823	240,873
Heron Therapeutics, Inc.†	698	9,953
Revance Therapeutics, Inc.†	7,219	133,624
Senseonics Holdings, Inc.†	1,018	580

		389,854

E-Commerce/Products — 0.7%
1-800-flowers.com, Inc., Class A†	10,711	205,544
Lands’ End, Inc.†	88	749
Liquidity Services, Inc.†	221	1,105
RealReal, Inc.†	431	5,060
Stitch Fix, Inc., Class A†	344	5,521

		217,979

E-Commerce/Services — 0.2%
Cargurus, Inc.†	623	14,254
Cars.com, Inc.†	557	2,885
ChannelAdvisor Corp.†	222	2,293
Eventbrite, Inc., Class A†	304	2,773
EverQuote, Inc., Class A†	73	2,845
Groupon, Inc.†	3,754	4,580
Leaf Group, Ltd.†	146	212
Shutterstock, Inc.	159	6,042
Stamps.com, Inc.†	137	21,683
Travelzoo†	44	245
TrueCar, Inc.†	871	2,230
Upwork, Inc.†	477	3,973

		64,015

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	119	5,349
comScore, Inc.†	407	1,176
QuinStreet, Inc.†	385	3,912
Rubicon Project, Inc.†	812	5,822

		16,259

E-Services/Consulting — 0.8%
Perficient, Inc.†	7,432	258,857

Electric Products-Misc. — 0.1%
Graham Corp.	80	1,048
nLight, Inc.†	275	4,334
Novanta, Inc.†	280	24,329

		29,711

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	118	930
Spark Energy, Inc., Class A	98	708
Unitil Corp.	121	6,087

		7,725

45

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Electric-Generation — 0.1%
Atlantic Power Corp.†	888	$1,767
Charah Solutions, Inc.†	77	124
Ormat Technologies, Inc.	330	20,595

		22,486

Electric-Integrated — 0.7%
ALLETE, Inc.	431	24,808
Ameresco, Inc., Class A†	187	3,377
Avista Corp.	553	23,801
Black Hills Corp.	508	31,466
El Paso Electric Co.	337	22,916
MGE Energy, Inc.	290	18,751
NorthWestern Corp.	421	24,288
Otter Tail Corp.	328	14,557
PNM Resources, Inc.	661	26,764
Portland General Electric Co.	746	34,905

		225,633

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.†	316	17,569
Applied Optoelectronics, Inc.†	158	1,694
Atkore International Group, Inc.†	395	9,614
Bel Fuse, Inc., Class B	82	612
Benchmark Electronics, Inc.	307	6,343
Comtech Telecommunications Corp.	197	3,646
IntriCon Corp.†	68	898
KEMET Corp.	473	12,776
Kimball Electronics, Inc.†	204	2,758
Knowles Corp.†	676	10,512
NVE Corp.	40	2,271
OSI Systems, Inc.†	140	10,133
Plexus Corp.†	240	15,045
Sanmina Corp.†	570	15,806
SMART Global Holdings, Inc.†	113	2,858
SMTC Corp.†	34,033	105,843
Transcat, Inc.†	58	1,629
Vishay Intertechnology, Inc.	1,103	18,299
Vishay Precision Group, Inc.†	87	2,011
ZAGG, Inc.†	233	769

		241,086

Electronic Components-Semiconductors — 0.7%
Adesto Technologies Corp.†	225	2,666
Alpha & Omega Semiconductor, Ltd.†	168	2,021
Ambarella, Inc.†	269	14,144
Amkor Technology, Inc.†	816	8,062
AXT, Inc.†	320	1,770
CEVA, Inc.†	180	5,643
CTS Corp.	270	6,253
Diodes, Inc.†	345	17,557
DSP Group, Inc.†	183	3,157
GSI Technology, Inc.†	133	1,028
Impinj, Inc.†	139	3,122
Inphi Corp.†	374	36,106
Lattice Semiconductor Corp.†	1,048	23,590
MACOM Technology Solutions Holdings, Inc.†	382	11,712
Photronics, Inc.†	529	6,322
Rambus, Inc.†	918	11,503

Electronic Components-Semiconductors (continued)
Semtech Corp.†	548	24,791
Silicon Laboratories, Inc.†	357	34,708
SiTime Corp.†	41	888
Synaptics, Inc.†	285	18,636
Xperi Corp.	409	6,249

		239,928

Electronic Measurement Instruments — 0.9%
Badger Meter, Inc.	238	14,049
FARO Technologies, Inc.†	143	7,849
Fitbit, Inc., Class A†	1,922	12,858
Itron, Inc.†	285	19,899
Mesa Laboratories, Inc.	1,023	243,474
Stoneridge, Inc.†	220	4,407

		302,536

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	295	41,489

Electronic Security Devices — 0.7%
Alarm.com Holdings, Inc.†	305	13,643
Napco Security Technologies, Inc.†	11,011	220,660
Wrap Technologies, Inc.†	68	330

		234,633

Electronics-Military — 0.1%
Mercury Systems, Inc.†	451	40,211

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	1,116	2,405
Enphase Energy, Inc.†	763	35,731
FutureFuel Corp.	215	2,232
Green Plains, Inc.	285	1,673
Plug Power, Inc.†	2,476	10,362
Renewable Energy Group, Inc.†	306	7,592
REX American Resources Corp.†	47	2,795
Sunnova Energy International, Inc.†	264	3,326
SunPower Corp.†	616	4,528
Sunrun, Inc.†	939	13,174
TerraForm Power, Inc., Class A	659	11,414
TPI Composites, Inc.†	240	4,207
Vivint Solar, Inc.†	367	2,327

		101,766

Engineering/R&D Services — 0.2%
Exponent, Inc.	430	30,242
Iteris, Inc.†	334	1,333
KBR, Inc.	1,177	23,846
Mistras Group, Inc.†	150	712
VSE Corp.	72	1,384

		57,517

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	342	776

Enterprise Software/Service — 1.8%
ACI Worldwide, Inc.†	957	26,222
American Software, Inc., Class A	16,721	275,562
Appian Corp.†	283	12,925
Benefitfocus, Inc.†	246	2,664
Blackbaud, Inc.	406	22,436
Blackline, Inc.†	359	21,806

46

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Daily Journal Corp.†	9	$2,497
Domo, Inc., Class B†	148	2,879
Donnelley Financial Solutions, Inc.†	259	1,885
eGain Corp.†	171	1,419
Everbridge, Inc.†	276	30,741
Evolent Health, Inc., Class A†	616	4,441
Exela Technologies, Inc.†	373	132
Intelligent Systems Corp.†	57	1,912
LivePerson, Inc.†	516	12,353
ManTech International Corp., Class A	223	16,627
MicroStrategy, Inc., Class A†	68	8,590
MobileIron, Inc.†	819	4,169
Omnicell, Inc.†	344	25,078
Phunware, Inc.†	263	191
Progress Software Corp.	375	15,341
PROS Holdings, Inc.†	277	9,526
QAD, Inc., Class A	95	4,020
SailPoint Technologies Holding, Inc.†	713	13,255
SPS Commerce, Inc.†	291	16,153
SVMK, Inc.†	721	11,320
Verint Systems, Inc.†	552	23,592
Workiva, Inc.†	305	11,697

		579,433

Entertainment Software — 0.5%
Glu Mobile, Inc.†	22,193	173,106
Inspired Entertainment, Inc.†	74	190

		173,296

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	454	34,177

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	212	16,176

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	526	14,723
Marlin Business Services Corp.	72	766
MMA Capital Holdings, Inc.†	40	1,020
NewStar Financial, Inc. CVR†(1)	360	194
On Deck Capital, Inc.†	483	585

		17,288

Finance-Consumer Loans — 0.8%
Curo Group Holdings Corp.	8,389	78,185
Elevate Credit, Inc.†	182	340
Encore Capital Group, Inc.†	257	6,677
Enova International, Inc.†	268	4,299
EZCORP, Inc., Class A†	423	2,369
International Money Express, Inc.†	17,609	142,281
LendingClub Corp.†	558	4,280
Nelnet, Inc., Class A	149	7,174
Ocwen Financial Corp.†	1,119	472
Paysign, Inc.†	251	2,158
PRA Group, Inc.†	374	10,375
Regional Management Corp.†	71	1,132
World Acceptance Corp.†	46	3,121

		262,863

Finance-Credit Card — 0.0%
I3 Verticals, Inc., Class A†	122	2,835

Finance-Investment Banker/Broker — 0.2%
Amerant Bancorp, Inc.†	161	2,177
Arlington Asset Investment Corp., Class A	300	849
Cowen, Inc., Class A	235	2,573
Diamond Hill Investment Group, Inc.	26	2,848
GAIN Capital Holdings, Inc.	161	1,053
Greenhill & Co., Inc.	127	1,355
Houlihan Lokey, Inc.	350	20,783
INTL. FCStone, Inc.†	133	5,315
Moelis & Co., Class A	395	11,799
Oppenheimer Holdings, Inc., Class A	79	1,626
Piper Sandler Cos.	110	5,930
PJT Partners, Inc., Class A	188	9,144
Siebert Financial Corp.†	71	405

		65,857

Finance-Mortgage Loan/Banker — 0.6%
Ellington Financial, Inc.	331	3,439
Federal Agricultural Mtg. Corp., Class C	75	4,997
Mr. Cooper Group, Inc.†	18,506	177,288
Oportun Financial Corp.†	60	449
PennyMac Financial Services, Inc.	208	6,275
Velocity Financial, Inc.†	61	231

		192,679

Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	625	5,088
NMI Holdings, Inc., Class A†	549	7,422
Radian Group, Inc.	1,682	25,196

		37,706

Firearms & Ammunition — 0.1%
American Outdoor Brands Corp.†	450	4,259
Axon Enterprise, Inc.†	485	35,264
Sturm Ruger & Co., Inc.	139	7,395

		46,918

Food-Baking — 0.0%
Hostess Brands, Inc.†	993	11,936

Food-Canned — 0.0%
Landec Corp.†	215	2,397
Seneca Foods Corp., Class A†	54	1,943

		4,340

Food-Catering — 0.1%
Healthcare Services Group, Inc.	618	15,753

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	139	4,883

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	24	1,351

Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	527	10,234
BellRing Brands, Inc., Class A†	331	5,802
Bridgford Foods Corp.†	14	255
Cal-Maine Foods, Inc.	262	10,876
J&J Snack Foods Corp.	126	16,006
John B. Sanfilippo & Son, Inc.	1,900	156,047

47

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Lancaster Colony Corp.	157	$21,137
Simply Good Foods Co.†	686	12,931

		233,288

Food-Retail — 0.0%
Ingles Markets, Inc., Class A	118	4,818
Natural Grocers by Vitamin Cottage, Inc.	75	845
Village Super Market, Inc., Class A	69	1,658
Weis Markets, Inc.	79	3,953

		11,274

Food-Wholesale/Distribution — 0.8%
Calavo Growers, Inc.	3,710	215,180
Chefs’ Warehouse, Inc.†	203	2,858
HF Foods Group, Inc.†	183	1,488
Performance Food Group Co.†	1,063	31,199
SpartanNash Co.	298	5,111
United Natural Foods, Inc.†	443	4,713

		260,549

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	574	13,919
Rocky Brands, Inc.	58	1,244
Steven Madden, Ltd.	698	17,499
Weyco Group, Inc.	50	952
Wolverine World Wide, Inc.	662	13,564

		47,178

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	137	2,058

Gambling (Non-Hotel) — 0.6%
Golden Entertainment, Inc.†	142	1,341
Monarch Casino & Resort, Inc.†	5,513	183,803
Red Rock Resorts, Inc., Class A	580	6,357
Twin River Worldwide Holdings, Inc.	145	2,288

		193,789

Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	133	11,688
New Jersey Resources Corp.	791	26,720
Northwest Natural Holding Co.	251	16,340
ONE Gas, Inc.	434	34,594
RGC Resources, Inc.	62	1,542
South Jersey Industries, Inc.	770	22,014
Southwest Gas Holdings, Inc.	451	34,186
Spire, Inc.	413	30,133

		177,217

Gold Mining — 0.1%
Gold Resource Corp.	504	2,082
Novagold Resources, Inc.†	1,923	21,518

		23,600

Golf — 0.1%
Acushnet Holdings Corp.	292	8,001
Callaway Golf Co.	777	11,126
Drive Shack, Inc.†	502	663

		19,790

Hazardous Waste Disposal — 0.4%
Heritage-Crystal Clean, Inc.†	125	2,294
Sharps Compliance Corp.†	21,806	131,272
US Ecology, Inc.	200	6,556

		140,122

Health Care Cost Containment — 0.1%
CorVel Corp.†	73	3,846
HealthEquity, Inc.†	576	32,412

		36,258

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	466	37,178

Home Furnishings — 0.0%
Casper Sleep, Inc.†	56	389
Ethan Allen Interiors, Inc.	195	2,205
Flexsteel Industries, Inc.	63	605
Hooker Furniture Corp.	97	1,454
Purple Innovation, Inc.†	69	694
Sleep Number Corp.†	232	6,937

		12,284

Hotels/Motels — 0.0%
BBX Capital Corp.	534	1,132
Bluegreen Vacations Corp.	60	327
Marcus Corp.	186	2,705
Red Lion Hotels Corp.†	200	322
St. Joe Co.†	277	5,069
Target Hospitality Corp.†	270	545

		10,100

Housewares — 0.0%
Lifetime Brands, Inc.	99	564
Tupperware Brands Corp.	406	1,308

		1,872

Human Resources — 1.8%
AMN Healthcare Services, Inc.†	383	17,993
ASGN, Inc.†	425	19,741
Barrett Business Services, Inc.	60	2,935
BG Staffing, Inc.	82	996
Cross Country Healthcare, Inc.†	18,075	113,692
Heidrick & Struggles International, Inc.	156	3,501
Insperity, Inc.	307	14,647
Kforce, Inc.	7,248	217,078
Korn Ferry	459	13,233
Resources Connection, Inc.	254	2,764
TriNet Group, Inc.†	365	17,874
TrueBlue, Inc.†	321	4,985
Willdan Group, Inc.†	6,642	168,441

		597,880

Identification Systems — 0.1%
Brady Corp., Class A	402	17,503
Digimarc Corp.†	97	1,625

		19,128

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	290	5,423
Clearway Energy, Inc., Class C	658	13,180

		18,603

48

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Industrial Audio & Video Products — 0.8%
Akoustis Technologies, Inc.†	251	$2,274
GoPro, Inc., Class A†	1,060	3,731
Turtle Beach Corp.†	26,293	258,460

		264,465

Industrial Automated/Robotic — 0.5%
Ichor Holdings, Ltd.†	6,389	159,086

Instruments-Controls — 0.1%
Allied Motion Technologies, Inc.	59	1,700
Watts Water Technologies, Inc., Class A	229	18,870

		20,570

Instruments-Scientific — 0.0%
Fluidigm Corp.†	575	1,288

Insurance Brokers — 0.1%
BRP Group, Inc., Class A†	147	1,473
Crawford & Co., Class A	135	961
eHealth, Inc.†	189	20,167
Goosehead Insurance, Inc., Class A†	95	5,333

		27,934

Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	749	15,744
Benefytt Technologies, Inc.†	81	2,117
CNO Financial Group, Inc.	1,232	17,322
FBL Financial Group, Inc., Class A	80	3,126
FGL Holdings	1,212	12,581
GWG Holdings, Inc.†	24	206
Independence Holding Co.	41	1,134
National Western Life Group, Inc., Class A	19	3,662
Trupanion, Inc.†	239	7,148

		63,040

Insurance-Multi-line — 0.1%
Citizens, Inc.†	411	2,285
Genworth Financial, Inc., Class A†	4,207	15,272

		17,557

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	376	6,467
AMERISAFE, Inc.	159	10,124
Donegal Group, Inc., Class A	86	1,231
Employers Holdings, Inc.	262	7,957
Enstar Group, Ltd.†	96	13,883
FedNat Holding Co.	96	1,163
Hallmark Financial Services, Inc.†	109	471
HCI Group, Inc.	51	2,124
Heritage Insurance Holdings, Inc.	218	2,472
Horace Mann Educators Corp.	344	12,095
Investors Title Co.	12	1,607
James River Group Holdings, Ltd.	246	8,728
Kinsale Capital Group, Inc.	170	18,465
National General Holdings Corp.	563	10,714
NI Holdings, Inc.†	79	1,067
Palomar Holdings, Inc.†	154	9,009
ProAssurance Corp.	443	9,476
ProSight Global, Inc.†	14,136	118,177
Protective Insurance Corp., Class B	76	1,187

Insurance-Property/Casualty (continued)
RLI Corp.	332	24,180
Safety Insurance Group, Inc.	123	10,347
Selective Insurance Group, Inc.	486	24,363
State Auto Financial Corp.	143	3,588
Stewart Information Services Corp.	195	6,213
Tiptree, Inc.	207	1,323
United Fire Group, Inc.	176	5,034
United Insurance Holdings Corp.	171	1,462
Universal Insurance Holdings, Inc.	247	4,503
Watford Holdings, Ltd.†	148	1,828

		319,258

Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	271	9,583
Essent Group, Ltd.	801	21,883
Global Indemnity, Ltd.	69	1,697
Greenlight Capital Re, Ltd., Class A†	242	1,578
Third Point Reinsurance, Ltd.†	614	4,568

		39,309

Internet Application Software — 0.0%
Tucows, Inc., Class A†	78	4,127
VirnetX Holding Corp.†	510	2,836

		6,963

Internet Connectivity Services — 0.7%
Boingo Wireless, Inc.†	361	5,032
Cogent Communications Holdings, Inc.	353	29,592
PC-Tel, Inc.	26,964	184,164

		218,788

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	961	4,872

Internet Content-Information/News — 0.8%
DHI Group, Inc.†	416	1,157
HealthStream, Inc.†	10,313	235,394
LiveXLive Media, Inc.†	277	706
TechTarget, Inc.†	191	4,454
Yelp, Inc.†	570	12,740

		254,451

Internet Security — 0.5%
Zix Corp.†	27,855	152,645

Internet Telephone — 0.0%
8x8, Inc.†	804	13,636

Investment Companies — 0.0%
Altus Midstream Co., Class A†	419	318
Medallion Financial Corp.†	171	492
PDL Community Bancorp†	69	636
Rafael Holdings, Inc., Class B†	90	1,270

		2,716

Investment Management/Advisor Services — 1.1%
Altisource Portfolio Solutions SA†	47	393
Ares Management Corp., Class A	594	19,929
Artisan Partners Asset Management, Inc., Class A	416	12,247
AssetMark Financial Holdings, Inc.†	114	2,735
Associated Capital Group, Inc., Class A	16	612
B. Riley Financial, Inc.	170	3,381

49

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Blucora, Inc.†	404	$5,684
Boston Private Financial Holdings, Inc.	689	5,236
BrightSphere Investment Group, Inc.	546	4,046
Cohen & Steers, Inc.	189	10,913
Columbia Financial, Inc.†	433	6,129
Federated Hermes, Inc.	801	18,239
Focus Financial Partners, Inc., Class A†	255	6,084
GAMCO Investors, Inc., Class A	43	556
Hamilton Lane, Inc., Class A	183	11,868
Pzena Investment Management, Inc., Class A	147	723
Sculptor Capital Management, Inc.	140	2,052
Silvercrest Asset Management Group, Inc., Class A	18,358	186,884
Stifel Financial Corp.	552	24,443
Virtus Investment Partners, Inc.	54	4,389
Waddell & Reed Financial, Inc., Class A	565	8,221
Westwood Holdings Group, Inc.	67	1,543
WisdomTree Investments, Inc.	1,108	3,590

		339,897

Lasers-System/Components — 0.1%
II-VI, Inc.†	751	25,849

Leisure Products — 0.0%
Escalade, Inc.	88	752
Johnson Outdoors, Inc., Class A	44	3,008

		3,760

Lighting Products & Systems — 0.5%
Orion Energy Systems ,Inc.†	33,611	161,669

Linen Supply & Related Items — 0.1%
UniFirst Corp.	126	21,187

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	54	1,765
Kennametal, Inc.	683	17,492
Luxfer Holdings PLC	228	3,094

		22,351

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	186	7,461
Hyster-Yale Materials Handling, Inc.	84	3,279
Manitowoc Co, Inc.†	292	2,692
Terex Corp.	527	8,005

		21,437

Machinery-Electrical — 0.1%
Argan, Inc.	122	4,580
Bloom Energy Corp. Class A†	458	3,513
Franklin Electric Co., Inc.	384	19,507

		27,600

Machinery-Farming — 0.1%
Alamo Group, Inc.	81	7,974
Lindsay Corp.	90	8,100

		16,074

Machinery-General Industrial — 0.3%
Albany International Corp., Class A	255	13,041
Altra Industrial Motion Corp.	535	14,932
Applied Industrial Technologies, Inc.	319	16,712

Machinery-General Industrial (continued)
Chart Industries, Inc.†	299	10,680
DXP Enterprises, Inc.†	135	2,014
Gencor Industries, Inc.†	75	909
Kadant, Inc.	91	7,652
Tennant Co.	150	8,876
Twin Disc, Inc.†	87	523
Welbilt, Inc.†	1,079	5,319

		80,658

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	192	5,199

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	391	6,952
CSW Industrials, Inc.	124	8,214
Gorman-Rupp Co.	146	4,307
Mueller Water Products, Inc., Class A	1,304	12,375
NN, Inc.	349	1,204
SPX FLOW, Inc.†	348	11,334

		44,386

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	164	513

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	321	4,189

Medical Information Systems — 1.3%
1Life Healthcare, Inc.†	160	3,947
Allscripts Healthcare Solutions, Inc.†	1,345	8,743
Castlight Health, Inc., Class B†	847	621
Computer Programs & Systems, Inc.	106	2,547
Health Catalyst, Inc.†	158	4,214
Inovalon Holdings, Inc., Class A†	605	10,587
MTBC, Inc.†	32,418	200,343
NextGen Healthcare, Inc.†	454	4,790
Phreesia, Inc.†	226	5,738
Schrodinger, Inc.†	115	5,336
Tabula Rasa HealthCare, Inc.†	2,589	163,987

		410,853

Medical Instruments — 0.1%
AngioDynamics, Inc.†	306	3,192
Apyx Medical Corp.†	277	942
Misonix, Inc.†	75	944
Natus Medical, Inc.†	280	6,997
NuVasive, Inc.†	432	26,300
Silk Road Medical, Inc.†	134	5,612
TransEnterix, Inc.†	198	82

		44,069

Medical Labs & Testing Services — 1.4%
Avalon GloboCare Corp.†	180	331
Cellular Biomedicine Group, Inc.†	101	1,464
Fulgent Genetics, Inc.†	16,034	272,097
Invitae Corp.†	720	11,916
Medpace Holdings, Inc.†	229	18,288
Neuronetics, Inc.†	111	278
OPKO Health, Inc.†	3,204	7,113
Personalis, Inc.†	156	1,618
SI-BONE, Inc.†	159	2,571

50

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Syneos Health, Inc.†	518	$28,899
Teladoc Health, Inc.†	600	98,754
Vapotherm, Inc.†	125	2,535

		445,864

Medical Laser Systems — 0.0%
Cutera, Inc.†	117	1,574

Medical Products — 5.0%
Accuray, Inc.†	742	1,658
Alphatec Holdings, Inc.†	325	1,472
AtriCure, Inc.†	316	13,626
Atrion Corp.	12	7,582
Avanos Medical, Inc.†	393	12,203
AxoGen, Inc.†	282	2,750
Axonics Modulation Technologies, Inc.†	154	4,960
BioSig Technologies, Inc.†	134	1,040
Cardiovascular Systems, Inc.†	287	12,054
Castle Biosciences, Inc.†	8,248	255,111
Cerus Corp.†	1,305	8,026
Conformis, Inc.†	537	413
CryoLife, Inc.†	303	6,766
CytoSorbents Corp.†	254	2,174
Electromed, Inc.†	11,858	165,893
Glaukos Corp.†	323	11,851
Globus Medical, Inc., Class A†	632	29,995
Haemonetics Corp.†	420	47,788
Hanger, Inc.†	10,001	183,618
Inogen, Inc.†	152	7,600
Inspire Medical Systems, Inc.†	112	8,026
Integer Holdings Corp.†	270	20,104
Intersect ENT, Inc.†	255	2,927
Invacare Corp.	279	2,098
iRadimed Corp.†	8,637	187,941
iRhythm Technologies, Inc.†	220	23,241
LeMaitre Vascular, Inc.	7,177	204,473
LivaNova PLC†	404	21,460
Luminex Corp.	349	12,581
NanoString Technologies, Inc.†	283	8,988
Nevro Corp.†	249	29,292
Novocure, Ltd.†	722	47,508
Orthofix Medical, Inc.†	150	5,318
OrthoPediatrics Corp.†	83	4,055
Pulse Biosciences, Inc.†	93	1,044
RTI Surgical Holdings, Inc.†	472	1,277
SeaSpine Holdings Corp.†	180	1,854
Shockwave Medical, Inc.†	212	8,505
Sientra, Inc.†	320	736
Soliton, Inc.†	46	415
Surmodics, Inc.†	109	4,153
Tactile Systems Technology, Inc.†	153	7,898
Wright Medical Group NV†	1,049	30,547
Zynex, Inc.†	11,066	195,426

		1,606,447

Medical-Biomedical/Gene — 6.7%
Abeona Therapeutics, Inc.†	454	1,081
ACADIA Pharmaceuticals, Inc.†	935	45,170
Acceleron Pharma, Inc.†	374	33,858

Medical-Biomedical/Gene (continued)
Acer Therapeutics, Inc.†	42	101
Acorda Therapeutics, Inc.†	373	359
ADMA Biologics, Inc.†	584	1,723
Aduro Biotech, Inc.†	544	1,504
Adverum Biotechnologies, Inc.†	525	6,221
Affimed NV†	611	1,338
Agenus, Inc.†	29,806	79,433
AgeX Therapeutics, Inc.†	177	149
Akero Therapeutics, Inc.†	70	1,428
Albireo Pharma, Inc.†	106	2,381
Alder Biopharmaceuticals, Inc. CVR†(1)	708	623
Aldeyra Therapeutics, Inc.†	191	602
Allakos, Inc.†	162	10,653
Allogene Therapeutics, Inc.†	322	9,306
AMAG Pharmaceuticals, Inc.†	280	2,248
Amicus Therapeutics, Inc.†	2,126	25,108
AnaptysBio, Inc.†	204	3,186
Anavex Life Sciences Corp.†	410	1,419
ANI Pharmaceuticals, Inc.†	3,974	159,000
Apellis Pharmaceuticals, Inc.†	476	16,312
Applied Therapeutics, Inc.†	68	2,431
Aprea Therapeutics, Inc.†	54	1,717
Arcus Biosciences, Inc.†	270	7,131
Arcutis Biotherapeutics, Inc.†	86	2,556
Ardelyx, Inc.†	519	3,415
Arena Pharmaceuticals, Inc.†	420	20,567
Arrowhead Pharmaceuticals, Inc.†	832	28,646
Assembly Biosciences, Inc.†	236	4,132
Atara Biotherapeutics, Inc.†	428	3,548
Athersys, Inc.†	1,113	2,560
Atreca, Inc., Class A†	143	2,185
Avid Bioservices, Inc.†	466	2,843
Avrobio, Inc.†	195	2,510
Baudax Bio, Inc.†	68	209
Beam Therapeutics, Inc.†	102	1,627
BioCryst Pharmaceuticals, Inc.†	1,278	4,997
Biohaven Pharmaceutical Holding Co., Ltd.†	356	16,768
Black Diamond Therapeutics, Inc.†	100	3,704
Blueprint Medicines Corp.†	445	26,179
Bridgebio Pharma, Inc.†	623	19,020
Cabaletta Bio, Inc.†	55	399
Calithera Biosciences, Inc.†	463	2,838
Cara Therapeutics, Inc.†	331	4,905
CASI Pharmaceuticals, Inc.†	419	779
CEL-SCI Corp.†	273	4,805
Centogene NV†	16	312
Cerecor, Inc.†	189	448
Champions Oncology, Inc.†	28,667	221,309
ChemoCentryx, Inc.†	339	17,970
ChromaDex Corp.†	341	1,705
Constellation Pharmaceuticals, Inc.†	157	5,649
Cortexyme, Inc.†	95	4,334
Crinetics Pharmaceuticals, Inc.†	92	1,535
Cue Biopharma, Inc.†	166	4,246
Cymabay Therapeutics, Inc.†	572	1,012
CytomX Therapeutics, Inc.†	374	3,860
Deciphera Pharmaceuticals, Inc.†	174	10,089
Denali Therapeutics, Inc.†	433	9,465
Dicerna Pharmaceuticals, Inc.†	12,208	240,498

51

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Dynavax Technologies Corp.†	693	$2,945
Editas Medicine, Inc.†	430	9,942
Eidos Therapeutics, Inc.†	94	4,365
Eiger BioPharmaceuticals, Inc.†	195	1,451
ElectroCore, Inc.†	108	104
Emergent BioSolutions, Inc.†	379	28,027
Enochian Biosciences, Inc.†	114	390
Enzo Biochem, Inc.†	367	1,108
Epizyme, Inc.†	645	10,617
Esperion Therapeutics, Inc.†	210	8,316
Evelo Biosciences, Inc.†	114	632
Evolus, Inc.†	154	641
Exagen, Inc.†	28	437
EyePoint Pharmaceuticals, Inc.†	524	507
Fate Therapeutics, Inc.†	504	13,800
FibroGen, Inc.†	653	24,089
Five Prime Therapeutics, Inc.†	283	928
Frequency Therapeutics, Inc.†	48	764
Galera Therapeutics, Inc.†	14	191
Geron Corp.†	1,540	1,833
GlycoMimetics, Inc.†	281	784
Gossamer Bio, Inc.†	356	4,635
Halozyme Therapeutics, Inc.†	1,118	25,328
Homology Medicines, Inc.†	206	2,486
IGM Biosciences, Inc.†	41	2,246
ImmunoGen, Inc.†	1,404	5,728
Immunomedics, Inc.†	1,582	48,061
Innoviva, Inc.†	531	7,530
Inovio Pharmaceuticals, Inc.†	788	9,480
Insmed, Inc.†	740	17,020
Intercept Pharmaceuticals, Inc.†	209	17,121
Iovance Biotherapeutics, Inc.†	974	31,314
Kaleido Biosciences, Inc.†	94	612
Karuna Therapeutics, Inc.†	87	7,228
Karyopharm Therapeutics, Inc.†	495	10,915
Kezar Life Sciences, Inc.†	258	1,213
Kindred Biosciences, Inc.†	308	1,546
Kiniksa Pharmaceuticals, Ltd., Class A†	116	2,314
Krystal Biotech, Inc.†	87	4,106
Lexicon Pharmaceuticals, Inc.†	345	652
Ligand Pharmaceuticals, Inc.†	142	13,997
Lineage Cell Therapeutics, Inc.†	899	764
Liquidia Technologies, Inc.†	112	558
Livongo Health, Inc.†	428	17,124
LogicBio Therapeutics, Inc.†	69	395
MacroGenics, Inc.†	396	2,851
Magenta Therapeutics, Inc.†	160	1,304
Marker Therapeutics, Inc.†	225	620
MEI Pharma, Inc.†	842	2,282
MeiraGTx Holdings PLC†	142	1,955
Menlo Therapeutics, Inc.†	385	701
Mersana Therapeutics, Inc.†	298	2,691
Mirati Therapeutics, Inc.†	247	21,005
Molecular Templates, Inc.†	169	2,743
Mustang Bio, Inc.†	231	638
Myriad Genetics, Inc.†	591	9,137
NeoGenomics, Inc.†	792	21,653
Neon Therapeutics, Inc.†	119	344

Medical-Biomedical/Gene (continued)
NextCure, Inc.†	120	3,890
NGM Biopharmaceuticals, Inc.†	203	3,707
Novavax, Inc.†	267	4,841
Omeros Corp.†	425	7,063
Oncocyte Corp.†	186	502
Oncternal Therapeutics, Inc. CVR†(1)	7	14
Organogenesis Holdings, Inc.†	99	367
Osmotica Pharmaceuticals PLC†	73	292
Oyster Point Pharma, Inc.†	47	1,382
Pacific Biosciences of California, Inc.†	1,183	3,910
Palatin Technologies, Inc.†	1,897	919
PDL BioPharma, Inc.†	936	3,173
Pfenex, Inc.†	16,167	92,960
Phathom Pharmaceuticals, Inc.†	89	3,012
Pieris Pharmaceuticals, Inc.†	385	1,020
PolarityTE, Inc.†	177	182
Precigen, Inc.†	603	2,171
Prevail Therapeutics, Inc.†	117	1,691
Prothena Corp. PLC†	334	3,747
PTC Therapeutics, Inc.†	502	25,562
Puma Biotechnology, Inc.†	256	2,573
Radius Health, Inc.†	374	5,868
RAPT Therapeutics, Inc.†	15	228
REGENXBIO, Inc.†	277	11,030
Replimune Group, Inc.†	112	2,026
resTORbio, Inc.†	128	196
Retrophin, Inc.†	344	5,236
REVOLUTION Medicines, Inc.†	117	3,659
Rigel Pharmaceuticals, Inc.†	86,155	154,217
Rocket Pharmaceuticals, Inc.†	266	3,937
Rubius Therapeutics, Inc.†	290	1,754
Sangamo Therapeutics, Inc.†	955	7,783
Satsuma Pharmaceuticals, Inc.†	38	745
Savara, Inc.†	288	694
Scholar Rock Holding Corp.†	146	2,399
Solid Biosciences, Inc.†	163	378
Sorrento Therapeutics, Inc.†	1,083	2,458
SpringWorks Therapeutics, Inc.†	87	2,633
Stemline Therapeutics, Inc.†	382	1,998
Stoke Therapeutics, Inc.†	141	2,965
Strongbridge Biopharma PLC†	301	861
Syndax Pharmaceuticals, Inc.†	186	3,348
Synlogic, Inc.†	130	270
TCR2 Therapeutics, Inc.†	97	925
Theravance Biopharma, Inc.†	408	11,897
Tobira Therapeutics, Inc. CVR†(1)	104	0
Tocagen, Inc.†	176	206
Translate Bio, Inc.†	288	3,698
TransMedics Group, Inc.†	118	2,135
Turning Point Therapeutics, Inc.†	230	11,847
Twist Bioscience Corp.†	217	7,098
Tyme Technologies, Inc.†	500	810
Ultragenyx Pharmaceutical, Inc.†	454	27,435
UNITY Biotechnology, Inc.†	237	1,538
VBI Vaccines, Inc.†	1,273	1,553
Veracyte, Inc.†	392	10,572
Vericel Corp.†	372	5,394
Viela Bio, Inc.†	45	1,828
Viking Therapeutics, Inc.†	539	3,105

52

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Vir Biotechnology, Inc.†	60	$1,831
WaVe Life Sciences, Ltd.†	187	1,623
X4 Pharmaceuticals, Inc.†	128	1,192
XBiotech, Inc.†	109	1,724
Xencor, Inc.†	393	11,487
XOMA Corp.†	6,459	158,116
Y-mAbs Therapeutics, Inc.†	196	6,582
ZIOPHARM Oncology, Inc.†	1,539	4,309

		2,162,840

Medical-Drugs — 3.7%
89bio, Inc.†	24	564
AcelRx Pharmaceuticals, Inc.†	651	1,048
Aclaris Therapeutics, Inc.†	256	340
Adamas Pharmaceuticals, Inc.†	190	614
Aeglea BioTherapeutics, Inc.†	217	1,686
Aerie Pharmaceuticals, Inc.†	351	5,349
Aimmune Therapeutics, Inc.†	374	6,403
Akcea Therapeutics, Inc.†	105	1,791
Akorn, Inc.†	776	163
Alector, Inc.†	287	7,095
Amphastar Pharmaceuticals, Inc.†	298	5,051
Athenex, Inc.†	567	5,069
Axcella Health, Inc.†	65	303
Beyondspring, Inc.†	107	1,535
BioSpecifics Technologies Corp.†	4,531	257,859
Bioxcel Therapeutics, Inc.†	58	2,146
Catalyst Pharmaceuticals, Inc.†	43,310	205,289
cbdMD, Inc.†	266	256
Checkpoint Therapeutics, Inc.†	293	516
Chiasma, Inc.†	285	1,473
Chimerix, Inc.†	398	915
Clovis Oncology, Inc.†	418	3,181
Coherus Biosciences, Inc.†	15,119	250,975
Collegium Pharmaceutical, Inc.†	267	5,522
Concert Pharmaceuticals, Inc.†	222	2,216
Corbus Pharmaceuticals Holdings, Inc.†	547	3,545
Corcept Therapeutics, Inc.†	796	10,077
Cyclerion Therapeutics, Inc.†	196	759
Cytokinetics, Inc.†	463	6,996
Eagle Pharmaceuticals, Inc.†	76	3,874
Eloxx Pharmaceuticals, Inc.†	209	610
Enanta Pharmaceuticals, Inc.†	158	7,326
Fulcrum Therapeutics, Inc.†	105	1,325
Galectin Therapeutics, Inc.†	333	828
Global Blood Therapeutics, Inc.†	481	36,806
Gritstone Oncology, Inc.†	207	1,451
Harpoon Therapeutics,, Inc.†	61	769
Harrow Health, Inc.†	30,931	138,880
Hookipa Pharma, Inc.†	83	735
Intellia Therapeutics, Inc.†	321	4,324
Intra-Cellular Therapies, Inc.†	438	7,739
Ironwood Pharmaceuticals, Inc.†	1,298	12,980
Jounce Therapeutics, Inc.†	134	657
Kadmon Holdings, Inc.†	1,333	5,732
Kala Pharmaceuticals, Inc.†	197	1,962
KalVista Pharmaceuticals, Inc.†	105	1,146
Kura Oncology, Inc.†	285	4,147

Medical-Drugs (continued)
Lannett Co., Inc.†	270	2,576
Madrigal Pharmaceuticals, Inc.†	75	6,276
Mallinckrodt PLC†	698	2,834
Marinus Pharmaceuticals, Inc.†	683	1,393
MediciNova, Inc.†	348	1,792
Millendo Therapeutics, Inc.†	103	172
Minerva Neurosciences, Inc.†	246	2,207
Mirum Pharmaceuticals, Inc.†	43	727
Morphic Holding, Inc.†	89	1,211
MyoKardia, Inc.†	369	23,181
Ocular Therapeutix, Inc.†	351	2,022
Odonate Therapeutics, Inc.†	80	2,252
Optinose, Inc.†	230	929
Pacira BioSciences, Inc.†	341	14,080
Paratek Pharmaceuticals, Inc.†	273	1,117
PhaseBio Pharmaceuticals, Inc.†	114	440
Prestige Consumer Healthcare, Inc.†	419	17,049
Principia Biopharma, Inc.†	153	9,514
Progenics Pharmaceuticals, Inc.†	722	2,845
Protagonist Therapeutics, Inc.†	147	992
Reata Pharmaceuticals, Inc., Class A†	188	29,734
Rhythm Pharmaceuticals, Inc.†	244	4,597
Rockwell Medical, Inc.†	544	1,268
Seres Therapeutics, Inc.†	303	1,115
SIGA Technologies, Inc.†	458	2,707
Spectrum Pharmaceuticals, Inc.†	926	2,685
Spero Therapeutics, Inc.†	107	1,330
Supernus Pharmaceuticals, Inc.†	410	9,594
Sutro Biopharma, Inc.†	90	887
Syros Pharmaceuticals, Inc.†	288	2,428
TG Therapeutics, Inc.†	716	8,420
TherapeuticsMD, Inc.†	1,840	2,907
Tricida, Inc.†	181	5,475
UroGen Pharma, Ltd.†	156	3,465
Vanda Pharmaceuticals, Inc.†	433	4,980
Verrica Pharmaceuticals, Inc.†	107	1,291
Voyager Therapeutics, Inc.†	201	2,173
Xeris Pharmaceuticals, Inc.†	296	799
Zogenix, Inc.†	354	9,993
Zynerba Pharmaceuticals, Inc.†	190	735

		1,210,219

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	982	3,565
Arvinas, Inc.†	176	9,240
Endo International PLC†	1,868	8,593
Kodiak Sciences, Inc.†	233	12,710
Momenta Pharmaceuticals, Inc.†	943	29,893

		64,001

Medical-HMO — 0.1%
Magellan Health, Inc.†	182	11,053
Tivity Health, Inc.†	394	3,534
Triple-S Management Corp., Class B†	190	3,217

		17,804

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	716	2,169
Select Medical Holdings Corp.†	914	15,602

53

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Surgery Partners, Inc.†	202	$2,384
Tenet Healthcare Corp.†	855	17,254

		37,409

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	420	15,712
Genesis Healthcare, Inc.†	696	605
National HealthCare Corp.	102	6,974

		23,291

Medical-Outpatient/Home Medical — 1.8%
Addus HomeCare Corp.†	3,759	304,554
Amedisys, Inc.†	261	48,066
Joint Corp.†	16,211	196,153
LHC Group, Inc.†	250	32,497
Pennant Group, Inc.†	210	4,156
Providence Service Corp.†	97	5,627

		591,053

Medical-Wholesale Drug Distribution — 0.0%
Evofem Biosciences, Inc.†	118	559
Owens & Minor, Inc.	512	3,625

		4,184

Metal Processors & Fabrication — 0.3%
AZZ, Inc.	216	6,780
CIRCOR International, Inc.†	162	2,419
Helios Technologies, Inc.	243	8,644
Lawson Products, Inc.†	35	1,176
LB Foster Co., Class A†	83	1,194
Mayville Engineering Co., Inc.†	52	271
Mueller Industries, Inc.	461	11,940
Park-Ohio Holdings Corp.	72	1,320
RBC Bearings, Inc.†	202	25,589
Rexnord Corp.	884	24,107
Tredegar Corp.	217	3,576

		87,016

Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	77	727
Ryerson Holding Corp.†	134	619
Worthington Industries, Inc.	321	8,487

		9,833

Metal Products-Fasteners — 0.0%
Eastern Co.	45	810

Metal-Aluminum — 0.0%
Century Aluminum Co.†	417	1,814
Kaiser Aluminum Corp.	131	9,462

		11,276

Metal-Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	777	0

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	3,281	14,371

Mining Services — 0.0%
Contura Energy, Inc.†	151	577

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	607	12,716
John Bean Technologies Corp.	259	19,876

		32,592

Motion Pictures & Services — 0.0%
Eros International PLC†	606	1,545
IMAX Corp.†	435	5,003

		6,548

MRI/Medical Diagnostic Imaging — 0.6%
RadNet, Inc.†	13,103	185,014

Multimedia — 0.0%
E.W. Scripps Co., Class A	455	3,672
Entravision Communications Corp., Class A	497	725
Media General, Inc. CVR†(1)	1,299	0

		4,397

Networking Products — 0.8%
A10 Networks, Inc.†	414	2,827
Calix, Inc.†	388	4,462
Extreme Networks, Inc.†	970	3,298
Infinera Corp.†	1,483	9,143
Inseego Corp.†	378	4,517
NeoPhotonics Corp.†	24,727	237,874
NETGEAR, Inc.†	248	5,947

		268,068

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	72	902

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	813	1,447
Uranium Energy Corp.†	1,507	1,658

		3,105

Non-Hazardous Waste Disposal — 0.1%
Advanced Disposal Services, Inc.†	604	19,479
Casella Waste Systems, Inc., Class A†	381	17,671
Covanta Holding Corp.	981	7,632

		44,782

Office Automation & Equipment — 0.0%
AstroNova, Inc.	57	400
Pitney Bowes, Inc.	1,424	5,027

		5,427

Office Furnishings-Original — 0.1%
CompX International, Inc.	14	193
Herman Miller, Inc.	490	11,045
HNI Corp.	356	8,665
Interface, Inc.	481	4,444
Kimball International, Inc., Class B	296	3,632
Knoll, Inc.	407	4,746
Steelcase, Inc., Class A	732	8,015

		40,740

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	801	5,927

54

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.	58	$854
Noble Corp. PLC†	2,062	532
Pacific Drilling SA†	248	159
ProPetro Holding Corp.†	664	2,816
Seadrill, Ltd.†	487	279

		4,640

Oil Companies-Exploration & Production — 0.3%
Abraxas Petroleum Corp.†	1,331	419
Amplify Energy Corp.	109	144
Berry Corp.	521	1,787
Bonanza Creek Energy, Inc.†	157	2,741
Brigham Minerals, Inc., Class A	234	3,016
California Resources Corp.†	402	1,126
Callon Petroleum Co.†	3,194	3,001
Chaparral Energy, Inc., Class A†	258	126
CNX Resources Corp.†	1,549	16,419
Comstock Resources, Inc.†	129	988
Denbury Resources, Inc.†	4,004	1,423
Earthstone Energy, Inc., Class A†	164	379
Evolution Petroleum Corp.	226	671
Extraction Oil & Gas, Inc.†	703	372
Falcon Minerals Corp.	321	785
Goodrich Petroleum Corp.†	75	638
Gulfport Energy Corp.†	1,331	3,401
HighPoint Resources Corp.†	934	310
Laredo Petroleum, Inc.†	1,499	1,634
Magnolia Oil & Gas Corp., Class A†	840	5,435
Mammoth Energy Services, Inc.	108	91
Matador Resources Co.†	923	6,498
Montage Resources Corp., Class A†	178	1,216
Northern Oil and Gas, Inc.†	2,465	2,064
Oasis Petroleum, Inc.†	2,654	1,868
Panhandle Oil and Gas, Inc., Class A	127	550
PDC Energy, Inc.†	831	10,795
Penn Virginia Corp.†	113	711
PrimeEnergy Resources Corp.†	4	250
QEP Resources, Inc.	1,988	1,960
Ring Energy, Inc.†	500	451
Rosehill Resources, Inc.†	88	40
SandRidge Energy, Inc.†	256	509
SilverBow Resources, Inc.†	59	319
SM Energy Co.	931	3,771
Southwestern Energy Co.†	4,518	14,593
Talos Energy, Inc.†	167	1,902
Tellurian, Inc.†	785	1,115
Unit Corp.†	441	149
W&T Offshore, Inc.†	782	2,166
Whiting Petroleum Corp.†	756	953

		96,786

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	301	9,972
Exterran Corp.†	241	1,639
Flotek Industries, Inc.†	447	401
Forum Energy Technologies, Inc.†	688	296
Natural Gas Services Group, Inc.†	106	673
Smart Sand, Inc.†	179	148

Oil Field Machinery & Equipment (continued)
Thermon Group Holdings, Inc.†	270	4,126
US Silica Holdings, Inc.	609	1,169

		18,424

Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	246	5,867
Delek US Holdings, Inc.	615	14,360
Murphy USA, Inc.†	242	25,846
Par Pacific Holdings, Inc.†	294	2,858
Trecora Resources†	177	1,044

		49,975

Oil-Field Services — 0.1%
Archrock, Inc.	1,071	5,151
DMC Global, Inc.	117	3,020
Era Group, Inc.†	162	829
Frank’s International NV†	886	2,153
FTS International, Inc.†	269	110
Helix Energy Solutions Group, Inc.†	1,179	2,995
Independence Contract Drilling, Inc.†	20	156
KLX Energy Services Holdings, Inc.†	180	234
Liberty Oilfield Services, Inc., Class A	442	2,086
Matrix Service Co.†	220	2,297
MRC Global, Inc.†	654	3,505
National Energy Services Reunited Corp.†	197	1,007
NCS Multistage Holdings, Inc.†	95	64
Newpark Resources, Inc.†	739	1,131
NexTier Oilfield Solutions, Inc.†	1,324	3,072
Nine Energy Service, Inc.†	132	191
NOW, Inc.†	900	5,553
Oceaneering International, Inc.†	823	4,230
Oil States International, Inc.†	498	1,713
RPC, Inc.	483	1,647
Select Energy Services, Inc., Class A†	483	2,318
Solaris Oilfield Infrastructure, Inc., Class A	258	1,765
TETRA Technologies, Inc.†	1,007	490
US Well Services, Inc.†	167	77

		45,794

Optical Supplies — 0.4%
STAAR Surgical Co.†	3,127	119,827

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	133	3,184
Neenah, Inc.	139	6,792
P.H. Glatfelter Co.	362	5,285
Schweitzer-Mauduit International, Inc.	257	8,280
Verso Corp., Class A†	290	4,028

		27,569

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,365	28,105

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	342	8,680

Pharmacy Services — 0.0%
Option Care Health, Inc.†	256	3,661

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	60	1,826
U.S. Physical Therapy, Inc.	104	7,852

		9,678

55

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	70	$1,088

Pipelines — 0.0%
NextDecade Corp.†	104	174

Pollution Control — 0.0%
CECO Environmental Corp.†	255	1,382

Poultry — 0.1%
Sanderson Farms, Inc.	165	22,463

Power Converter/Supply Equipment — 0.2%
Energous Corp.†	240	535
Generac Holdings, Inc.†	508	49,500
Powell Industries, Inc.	74	1,877
Vicor Corp.†	148	7,869

		59,781

Precious Metals — 0.1%
Coeur Mining, Inc.†	1,980	8,336
Hecla Mining Co.	4,308	11,330

		19,666

Printing-Commercial — 0.1%
Cimpress PLC†	155	11,282
Deluxe Corp.	351	9,888
Ennis, Inc.	212	3,945
Quad/Graphics, Inc.	267	993
RR Donnelley & Sons Co.	587	1,004

		27,112

Private Equity — 0.0%
Kennedy-Wilson Holdings, Inc.	1,020	14,433

Professional Sports — 0.0%
Liberty Media Corp.—Liberty Braves, Series A†	83	1,713
Liberty Media Corp.—Liberty Braves, Series C†	299	6,007

		7,720

Protection/Safety — 0.0%
ShotSpotter, Inc.†	68	2,337

Publishing-Books — 0.0%
Gannett Co, Inc.	976	1,103
Houghton Mifflin Harcourt Co.†	868	1,389
Scholastic Corp.	245	7,122

		9,614

Publishing-Newspapers — 0.1%
Lee Enterprises, Inc.†	445	408
TEGNA, Inc.	1,807	19,371
Tribune Publishing Co.	146	1,251

		21,030

Publishing-Periodicals — 0.0%
Meredith Corp.	331	4,909
Value Line, Inc.	9	279

		5,188

Quarrying — 0.0%
Compass Minerals International, Inc.	284	13,961

Racetracks — 0.1%
Churchill Downs, Inc.	292	29,264
Penn National Gaming, Inc.†	913	16,270

		45,534

Radio — 0.0%
Cumulus Media, Inc., Class A†	120	531
Entercom Communications Corp., Class A	991	1,209
Saga Communications, Inc., Class A	32	900

		2,640

Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	711	8,809
AG Mortgage Investment Trust, Inc.	270	861
Agree Realty Corp.	345	22,463
Alexander & Baldwin, Inc.	570	7,490
Alexander’s, Inc.	18	5,675
American Assets Trust, Inc.	402	11,385
American Finance Trust, Inc.	889	6,854
Anworth Mtg. Asset Corp.	812	1,397
Apollo Commercial Real Estate Finance, Inc.	1,283	10,456
Ares Commercial Real Estate Corp.	259	2,007
Armada Hoffler Properties, Inc.	465	4,469
ARMOUR Residential REIT, Inc.	490	4,332
Ashford Hospitality Trust, Inc.	748	615
Blackstone Mtg. Trust, Inc., Class A	1,066	25,083
Bluerock Residential Growth REIT, Inc.	196	1,141
Braemar Hotels & Resorts, Inc.	250	783
BRT Apartments Corp.	82	812
Capstead Mtg. Corp.	777	4,033
CareTrust REIT, Inc.	794	13,085
CatchMark Timber Trust, Inc., Class A	407	3,199
CBL & Associates Properties, Inc.	1,409	407
Cedar Realty Trust, Inc.	713	749
Chatham Lodging Trust	381	2,861
Cherry Hill Mtg. Investment Corp.	138	960
CIM Commercial Trust Corp.	99	1,009
City Office REIT, Inc.	443	4,474
Clipper Realty, Inc.	120	636
Colony Credit Real Estate, Inc.	672	3,232
Community Healthcare Trust, Inc.	159	5,915
CoreCivic, Inc.	990	12,989
CorEnergy Infrastructure Trust, Inc.	107	1,299
CorePoint Lodging, Inc.	332	1,444
DiamondRock Hospitality Co.	1,674	10,429
Diversified Healthcare Trust	1,968	6,120
Dynex Capital, Inc.	186	2,662
Easterly Government Properties, Inc.	618	16,630
EastGroup Properties, Inc.	319	33,814
Essential Properties Realty Trust, Inc.	761	11,179
Exantas Capital Corp.	253	749
Farmland Partners, Inc.	231	1,515
First Industrial Realty Trust, Inc.	1,048	39,583
Four Corners Property Trust, Inc.	583	13,053
Franklin Street Properties Corp.	863	4,695
Front Yard Residential Corp.	412	4,701
GEO Group, Inc.	989	12,541
Getty Realty Corp.	277	7,523
Gladstone Commercial Corp.	270	4,266
Gladstone Land Corp.	153	2,053

56

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Global Medical REIT, Inc.	321	$3,345
Global Net Lease, Inc.	748	10,764
Granite Point Mtg. Trust, Inc.	451	2,246
Great Ajax Corp.	148	1,288
Healthcare Realty Trust, Inc.	1,101	32,358
Hersha Hospitality Trust	286	1,496
Independence Realty Trust, Inc.	757	7,623
Industrial Logistics Properties Trust	539	10,074
Innovative Industrial Properties, Inc.	135	10,592
Invesco Mtg. Capital, Inc.	1,379	4,192
Investors Real Estate Trust	97	6,075
iStar, Inc.	494	4,950
Jernigan Capital, Inc.	185	2,442
Kite Realty Group Trust	689	7,048
KKR Real Estate Finance Trust, Inc.	210	3,314
Ladder Capital Corp.	856	6,805
Lexington Realty Trust	2,010	21,005
LTC Properties, Inc.	327	11,641
Mack-Cali Realty Corp.	720	11,657
Monmouth Real Estate Investment Corp.	787	10,695
National Health Investors, Inc.	354	19,491
National Storage Affiliates Trust	493	14,041
New Senior Investment Group, Inc.	696	2,304
New York Mtg. Trust, Inc.	3,144	6,854
NexPoint Residential Trust, Inc.	6,637	199,575
Office Properties Income Trust	397	10,878
One Liberty Properties, Inc.	129	2,028
Orchid Island Capital, Inc.	539	2,124
Pebblebrook Hotel Trust	1,081	12,799
Pennsylvania Real Estate Investment Trust	577	583
PennyMac Mtg. Investment Trust	821	8,538
Physicians Realty Trust	1,569	24,194
Piedmont Office Realty Trust, Inc., Class A	1,041	18,061
PotlatchDeltic Corp.	550	19,311
Preferred Apartment Communities, Inc., Class A	380	2,816
PS Business Parks, Inc.	166	21,429
QTS Realty Trust, Inc., Class A	478	29,889
Ready Capital Corp.	323	2,154
Redwood Trust, Inc.	930	3,813
Retail Opportunity Investments Corp.	950	9,220
Retail Value, Inc.	124	1,794
Rexford Industrial Realty, Inc.	944	38,440
RLJ Lodging Trust	1,405	13,052
RPT Realty	649	4,426
Ryman Hospitality Properties, Inc.	407	14,383
Sabra Health Care REIT, Inc.	1,677	21,499
Saul Centers, Inc.	100	3,262
Seritage Growth Properties, Class A†	280	2,962
STAG Industrial, Inc.	1,244	32,655
Summit Hotel Properties, Inc.	860	5,212
Sunstone Hotel Investors, Inc.	1,866	17,149
Tanger Factory Outlet Centers, Inc.	750	5,640
Terreno Realty Corp.	548	30,041
TPG RE Finance Trust, Inc.	412	3,168
UMH Properties, Inc.	15,759	204,709
Uniti Group, Inc.	1,538	10,858
Universal Health Realty Income Trust	107	11,445
Urban Edge Properties	957	11,006

Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	246	3,594
Washington Prime Group, Inc.	1,553	1,335
Washington Real Estate Investment Trust	684	15,951
Western Asset Mtg. Capital Corp.	432	1,318
Whitestone REIT	318	2,156
Xenia Hotels & Resorts, Inc.	942	9,137

		1,387,341

Real Estate Management/Services — 0.2%
Cushman & Wakefield PLC†	936	11,391
eXp World Holdings, Inc.†	171	1,570
Marcus & Millichap, Inc.†	191	5,548
Maui Land & Pineapple Co., Inc.†	56	585
Newmark Group, Inc., Class A	1,193	4,629
RE/MAX Holdings, Inc., Class A	148	3,891
Realogy Holdings Corp.	946	4,106
Redfin Corp.†	744	15,721
RMR Group, Inc., Class A	126	3,737
Safehold, Inc.	106	6,123

		57,301

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	21	167
CTO Realty Growth, Inc.	41	1,723
FRP Holdings, Inc.†	58	2,522
Griffin Industrial Realty, Inc.	8	307
Legacy Housing Corp.†	48	470
McGrath RentCorp	201	10,965
Stratus Properties, Inc.†	49	822
Transcontinental Realty Investors, Inc.†	9	170

		17,146

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	377	2,454

Recreational Vehicles — 1.3%
Camping World Holdings, Inc., Class A	274	2,430
Malibu Boats, Inc., Class A†	7,219	248,189
Marine Products Corp.	61	593
MasterCraft Boat Holdings, Inc.†	14,649	153,082
OneWater Marine, Inc., Class A†	38	437

		404,731

Recycling — 0.0%
Harsco Corp.†	648	6,467

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	562	17,933
Avis Budget Group, Inc.†	478	7,877
CAI International, Inc.†	136	2,243
Herc Holdings, Inc.†	200	5,646
Hertz Global Holdings, Inc.†	843	3,406
Rent-A-Center, Inc.	410	8,161
Textainer Group Holdings, Ltd.†	433	3,802

		49,068

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	344	28,552
SeaWorld Entertainment, Inc.†	392	5,759

		34,311

57

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	522	$5,523
American Eagle Outfitters, Inc.	1,307	10,391
Ascena Retail Group, Inc.†	65	94
Boot Barn Holdings, Inc.†	236	4,357
Buckle, Inc.	240	3,674
Caleres, Inc.	328	2,660
Cato Corp., Class A	184	2,072
Chico’s FAS, Inc.	970	1,455
Children’s Place, Inc.	122	3,606
Designer Brands, Inc., Class A	510	3,238
Duluth Holdings, Inc., Class B†	89	357
Express, Inc.†	520	1,076
Genesco, Inc.†	118	2,234
Guess?, Inc.	382	3,572
J. Jill, Inc.†	140	64
RTW RetailWinds, Inc.†	252	79
Shoe Carnival, Inc.	75	1,771
Tailored Brands, Inc.	399	662
Tilly’s, Inc., Class A	183	1,078
Vera Bradley, Inc.†	167	920
Winmark Corp.	20	3,000

		51,883

Retail-Appliances — 0.0%
Conn’s, Inc.†	150	1,014

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	659	2,003

Retail-Automobile — 0.2%
America’s Car-Mart, Inc.†	51	3,363
Asbury Automotive Group, Inc.†	160	10,800
Group 1 Automotive, Inc.	147	8,319
Lithia Motors, Inc., Class A	186	20,564
Rush Enterprises, Inc., Class A	226	8,475
Rush Enterprises, Inc., Class B	37	1,307
Sonic Automotive, Inc., Class A	202	4,329

		57,157

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	1,013	6,270

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	346	619

Retail-Building Products — 0.6%
At Home Group, Inc.†	396	931
Beacon Roofing Supply, Inc.†	451	9,922
BlueLinx Holdings, Inc.†	74	405
BMC Stock Holdings, Inc.†	554	11,773
Foundation Building Materials, Inc.†	14,462	169,205
GMS, Inc.†	335	6,157

		198,393

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	94	4,319

Retail-Discount — 0.1%
Big Lots, Inc.	324	7,598
BJ’s Wholesale Club Holdings, Inc.†	927	24,389
Citi Trends, Inc.	91	1,034

		33,021

Retail-Drug Store — 0.0%
OptimizeRx Corp.†	115	1,071
Rite Aid Corp.†	458	6,563

		7,634

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	237	1,671

Retail-Hair Salons — 0.0%
Regis Corp.†	194	2,410

Retail-Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	79	540
Haverty Furniture Cos., Inc.	148	2,003
La-Z-Boy, Inc.	373	8,747
Lovesac Co.†	73	871
RH†	141	20,273

		32,434

Retail-Jewelry — 0.0%
Movado Group, Inc.	131	1,350
Signet Jewelers, Ltd.	431	4,336

		5,686

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	175	2,522

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	2,674	679

Retail-Misc./Diversified — 0.1%
Container Store Group, Inc.†	132	277
Gaia, Inc.†	87	791
GameStop Corp., Class A†	545	3,123
Hudson, Ltd., Class A†	330	1,617
Party City Holdco, Inc.†	448	340
PriceSmart, Inc.	187	11,882
Sally Beauty Holdings, Inc.†	971	9,428

		27,458

Retail-Office Supplies — 0.0%
Office Depot, Inc.	4,517	10,028

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	343	24,641

Retail-Pet Food & Supplies — 0.5%
Freshpet, Inc.†	286	21,567
PetIQ, Inc.†	4,974	142,257
PetMed Express, Inc.	163	6,450

		170,274

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	536	13,400

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	82	2,417

Retail-Restaurants — 0.9%
Biglari Holdings, Inc., Class B†	8	560
BJ’s Restaurants, Inc.	159	3,476
Bloomin’ Brands, Inc.	723	8,712
Brinker International, Inc.	311	7,240
Cannae Holdings, Inc.†	614	19,372
Carrols Restaurant Group, Inc.†	290	1,058

58

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Restaurants (continued)
Cheesecake Factory, Inc.	346	$7,712
Chuy’s Holdings, Inc.†	138	2,313
Cracker Barrel Old Country Store, Inc.	200	19,480
Dave & Buster’s Entertainment, Inc.	256	3,748
Del Taco Restaurants, Inc.†	240	1,411
Denny’s Corp.†	481	5,421
Dine Brands Global, Inc.	133	5,904
El Pollo Loco Holdings, Inc.†	163	1,993
Fiesta Restaurant Group, Inc.†	196	1,426
J Alexander’s Holdings, Inc.†	109	577
Jack in the Box, Inc.	192	11,578
Kura Sushi USA, Inc., Class A†	28	471
Noodles & Co.†	237	1,481
Papa John’s International, Inc.	184	13,233
Potbelly Corp.†	173	597
Red Robin Gourmet Burgers, Inc.†	108	1,580
Ruth’s Hospitality Group, Inc.	10,426	117,345
Shake Shack, Inc., Class A†	241	13,137
Texas Roadhouse, Inc.	549	25,852
Waitr Holdings, Inc.†	480	643
Wingstop, Inc.	244	28,614

		304,934

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	143	2,207
Sportsman’s Warehouse Holdings, Inc.†	353	2,527
Zumiez, Inc.†	166	3,509

		8,243

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	651	17,252

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	680	391

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,534	5,538

Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	418	8,857

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	295	3,646
Proto Labs, Inc.†	224	22,756
Raven Industries, Inc.	298	6,637
Trinseo SA	326	6,667

		39,706

Satellite Telecom — 0.1%
Gogo, Inc.†	456	743
Intelsat SA†	557	696
Iridium Communications, Inc.†	823	18,522
KVH Industries, Inc.†	136	1,262
Loral Space & Communications, Inc.†	107	2,354

		23,577

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	480	11,064
Banc of California, Inc.	377	3,928
BankFinancial Corp.	116	959
Berkshire Hills Bancorp, Inc.	375	6,390

Savings & Loans/Thrifts (continued)
Brookline Bancorp, Inc.	652	6,657
Capitol Federal Financial, Inc.	1,098	13,165
Community Bankers Trust Corp.	182	1,017
Dime Community Bancshares, Inc.	257	4,223
ESSA Bancorp, Inc.	78	936
First Capital, Inc.	27	1,346
First Defiance Financial Corp.	307	5,336
First Financial Northwest, Inc.	65	638
Flushing Financial Corp.	225	2,810
FS Bancorp, Inc.	3,593	150,726
Greene County Bancorp, Inc.	27	567
Hingham Institution for Savings	12	1,836
Home Bancorp, Inc.	63	1,600
HomeTrust Bancshares, Inc.	129	1,983
Investors Bancorp, Inc.	1,889	17,587
Malvern Bancorp, Inc.†	63	828
Meridian Bancorp, Inc.	399	4,700
Northfield Bancorp, Inc.	363	4,091
Northwest Bancshares, Inc.	952	10,097
OceanFirst Financial Corp.	454	7,650
Pacific Premier Bancorp, Inc.	483	10,312
Provident Financial Holdings, Inc.	49	639
Provident Financial Services, Inc.	507	7,276
Prudential Bancorp, Inc.	73	898
Riverview Bancorp, Inc.	177	979
Southern Missouri Bancorp, Inc.	65	1,542
Territorial Bancorp, Inc.	65	1,633
Timberland Bancorp, Inc.	62	1,200
Washington Federal, Inc.	644	17,221
Waterstone Financial, Inc.	196	2,846
WSFS Financial Corp.	422	12,314

		316,994

Schools — 0.8%
Adtalem Global Education, Inc.†	439	13,947
American Public Education, Inc.†	126	3,247
Chegg, Inc.†	984	42,066
K12, Inc.†	326	7,404
Laureate Education, Inc., Class A†	937	8,873
Perdoceo Education Corp.†	12,231	159,003
Rosetta Stone, Inc.†	172	2,938
Strategic Education, Inc.	177	28,196

		265,674

Security Services — 0.1%
Brink’s Co.	415	21,215

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	110	683

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	484	36,591
MaxLinear, Inc.†	549	9,053
Power Integrations, Inc.	235	24,052

		69,696

Semiconductor Equipment — 1.2%
Aehr Test Systems†	50,582	87,507
Axcelis Technologies, Inc.†	268	6,260
Brooks Automation, Inc.	602	23,171

59

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	241	$29,532
Cohu, Inc.	335	5,538
FormFactor, Inc.†	627	14,609
Onto Innovation, Inc.†	6,365	206,608
Ultra Clean Holdings, Inc.†	328	6,032
Veeco Instruments, Inc.†	400	4,372

		383,629

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	3,628	1,741

Software Tools — 0.4%
Digital Turbine, Inc.†	21,552	126,295

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	361	14,635
Northwest Pipe Co.†	80	1,946
Omega Flex, Inc.	24	2,162
Synalloy Corp.†	69	610
TimkenSteel Corp.†	334	868

		20,221

Steel-Producers — 0.1%
Carpenter Technology Corp.	391	8,669
Commercial Metals Co.	980	15,621
Schnitzer Steel Industries, Inc., Class A	216	3,361

		27,651

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,045	7,848

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	365	10,428

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	177	1,018

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	256	2,924

Telecom Equipment-Fiber Optics — 1.4%
Clearfield, Inc.†	8,951	116,632
Luna Innovations, Inc.†	39,169	298,859
Viavi Solutions, Inc.†	1,911	23,085

		438,576

Telecom Services — 0.7%
ATN International, Inc.	92	5,715
Consolidated Communications Holdings, Inc.	586	3,674
GTT Communications, Inc.†	280	3,181
Ooma, Inc.†	17,090	199,269
ORBCOMM, Inc.†	608	1,605
RigNet, Inc.†	121	163
Spok Holdings, Inc.	146	1,498
Vonage Holdings Corp.†	1,882	15,734

		230,839

Telecommunication Equipment — 0.1%
Acacia Communications, Inc.†	315	21,322
ADTRAN, Inc.	396	4,071
Airgain, Inc.†	74	599

Telecommunication Equipment (continued)
DASAN Zhone Solutions, Inc.†	65	416
Harmonic, Inc.†	741	4,298
Plantronics, Inc.	281	3,968
Preformed Line Products Co.	26	1,292

		35,966

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	412	6,036
IDT Corp., Class B†	138	745
Shenandoah Telecommunications Co.	398	21,297

		28,078

Television — 0.0%
Central European Media Enterprises, Ltd., Class A†	737	2,867
Gray Television, Inc.†	757	8,789

		11,656

Textile-Apparel — 0.0%
Unifi, Inc.†	120	1,242

Textile-Products — 0.0%
Culp, Inc.	92	654

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	429	2,110
Reading International, Inc., Class A†	135	576

		2,686

Therapeutics — 1.1%
Akebia Therapeutics, Inc.†	981	7,946
Anika Therapeutics, Inc.†	111	3,688
Axsome Therapeutics, Inc.†	224	21,287
CorMedix, Inc.†	211	876
Fennec Pharmaceuticals, Inc.†	19,316	120,725
Flexion Therapeutics, Inc.†	281	2,990
G1 Therapeutics, Inc.†	281	3,689
La Jolla Pharmaceutical Co.†	172	1,249
MannKind Corp.†	1,558	2,025
Portola Pharmaceuticals, Inc.†	634	4,489
Recro Pharma, Inc.†	21,493	181,831

		350,795

Tobacco — 0.1%
22nd Century Group, Inc.†	962	904
Greenlane Holdings, Inc., Class A†	84	269
Pyxus International, Inc.†	71	186
Turning Point Brands, Inc.	69	1,608
Universal Corp.	202	9,771
Vector Group, Ltd.	922	9,865

		22,603

Tools-Hand Held — 0.1%
MSA Safety, Inc.	293	32,971

Toys — 0.0%
Funko, Inc., Class A†	182	779

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	624	1,710

60

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Transactional Software — 0.0%
InnerWorkings, Inc.†	367	$650
Synchronoss Technologies, Inc.†	323	1,114

		1,764

Transport-Air Freight — 0.5%
Air Transport Services Group, Inc.†	7,476	151,314
Atlas Air Worldwide Holdings, Inc.†	193	6,340

		157,654

Transport-Equipment & Leasing — 0.1%
GATX Corp.	291	17,256
General Finance Corp.†	96	560
Greenbrier Cos., Inc.	267	4,534
Willis Lease Finance Corp.†	24	480

		22,830

Transport-Marine — 0.7%
Ardmore Shipping Corp.	277	1,823
Costamare, Inc.	429	2,154
DHT Holdings, Inc.	919	6,672
Diamond S Shipping, Inc.†	224	2,780
Dorian LPG, Ltd.†	16,349	155,152
Eagle Bulk Shipping, Inc.†	368	618
GasLog, Ltd.	336	1,552
Genco Shipping & Trading, Ltd.	126	735
Golar LNG, Ltd.	787	5,580
International Seaways, Inc.	210	5,082
Nordic American Tankers, Ltd.	1,158	6,971
Overseas Shipholding Group, Inc., Class A†	538	1,345
Safe Bulkers, Inc.†	423	440
Scorpio Bulkers, Inc.	45	1,153
Scorpio Tankers, Inc.	366	8,012
SEACOR Holdings, Inc.†	145	4,098
SFL Corp., Ltd.	676	7,632
Teekay Corp.†	571	2,124
Teekay Tankers, Ltd., Class A†	198	4,021
Tidewater, Inc.†	328	1,889

		219,833

Transport-Services — 0.2%
CryoPort, Inc.†	262	4,936
Daseke, Inc.†	380	648
Echo Global Logistics, Inc.†	223	3,909
Forward Air Corp.	234	12,074
Hub Group, Inc., Class A†	269	12,942
Matson, Inc.	353	10,675
Radiant Logistics, Inc.†	325	1,391
Universal Logistics Holdings, Inc.	66	919

		47,494

Transport-Truck — 0.2%
ArcBest Corp.	212	4,319
Covenant Transportation Group, Inc., Class A†	105	932
Heartland Express, Inc.	382	7,483
Marten Transport, Ltd.	326	7,309
P.A.M. Transportation Services, Inc.†	16	611
Saia, Inc.†	216	19,984
US Xpress Enterprises, Inc. Class A†	181	789

Transport-Truck (continued)
Werner Enterprises, Inc.	376	15,085
YRC Worldwide, Inc.†	277	477

		56,989

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	603	1,417

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	162	1,149

Veterinary Diagnostics — 0.1%
Heska Corp.†	58	4,107
Neogen Corp.†	431	26,976

		31,083

Vitamins & Nutrition Products — 0.8%
Calyxt, Inc.†	77	336
LifeVantage Corp.†	16,752	259,656
Nature’s Sunshine Products, Inc.†	73	642
USANA Health Sciences, Inc.†	104	9,279

		269,913

Water — 1.6%
American States Water Co.	305	24,208
Artesian Resources Corp., Class A	66	2,279
California Water Service Group	400	17,968
Consolidated Water Co., Ltd.	120	1,802
Global Water Resources, Inc.	103	1,107
Middlesex Water Co.	3,906	235,532
PICO Holdings, Inc.†	149	1,276
SJW Group	219	13,037
York Water Co.	5,301	213,736

		510,945

Water Treatment Systems — 0.9%
Energy Recovery, Inc.†	312	2,540
Evoqua Water Technologies Corp.†	631	10,127
Pure Cycle Corp.†	26,273	269,824

		282,491

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	602	1,544
NIC, Inc.	546	13,230
Q2 Holdings, Inc.†	363	28,938

		43,712

Web Portals/ISP — 0.0%
Meet Group, Inc.†	574	3,542

Wire & Cable Products — 0.1%
Belden, Inc.	324	11,078
Encore Wire Corp.	169	7,737
Insteel Industries, Inc.	153	2,688

		21,503

Wireless Equipment — 0.1%
Anterix, Inc.†	89	4,673
CalAmp Corp.†	276	1,855
Casa Systems, Inc.†	263	1,349
InterDigital, Inc.	259	14,962
Maxar Technologies, Inc.	497	6,267
Ribbon Communications, Inc.†	496	1,808

61

SunAmerica Specialty Series — AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Wireless Equipment (continued)
Sonim Technologies, Inc.†	83	$81
TESSCO Technologies, Inc.	54	333

		31,328

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	313	8,179
ViewRay, Inc.†	876	1,822

		10,001

Total Common Stocks
(cost $34,982,126)		31,430,610

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 2000 ETF (cost $90,361)	600	78,186

Total Long-Term Investment Securities
(cost $35,072,487)		31,508,796

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.06% due 07/02/2020(2)	$100,000	99,984
1.52% due 05/28/2020(2)	60,000	59,998

Total Short-Term Investment Securities
(cost $159,922)		159,982

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $619,000 and collateralized by $605,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $634,336 (cost $619,000)	$619,000	619,000

TOTAL INVESTMENTS
(cost $35,851,409)(3)	99.7%	32,287,778
Other assets less liabilities	0.3	104,968

NET ASSETS	100.0%	$32,392,746

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 6 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
12	Long	E-Mini Russell 2000 Index	June 2020	$635,095	$784,020	$148,925

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Diversified	$62,393	$—	$0	$62,393
Finance-Commercial	17,094	—	194	17,288
Medical-Biomedical/Gene	2,162,203	—	637	2,162,840
Metal-Diversified	—	—	0	0
Multimedia	4,397	—	0	4,397
Other Industries	29,183,692	—	—	29,183,692
Exchange-Traded Funds	78,186	—	—	78,186
Short-Term Investments Securities	—	159,982	—	159,982
Repurchase Agreements	—	619,000	—	619,000

Total Investments at Value	$31,507,965	$778,982	$831	$32,287,778

Other Financial Instruments:†
Futures Contracts	$148,925	$—	$—	$148,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

62

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited)

Note 1. Organization

SunAmerica Specialty Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a “Fund” and collectively, the “Funds”) as of April 30, 2020. Each Fund is managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the “Commodity Strategy Fund”), AIG ESG Dividend Fund (the “ESG Dividend Fund”), AIG Focused Alpha Large-Cap Fund (the “Focused Alpha Large-Cap Fund”), AIG Focused Growth Fund (the “Focused Growth Fund”), AIG Income Explorer Fund (the “Income Explorer Fund”) and AIG Small-Cap Fund (“the Small-Cap Fund”).

The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a “buy and hold” strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000® Index that meet the Fund’s ESG standards.

The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

The Focused Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities enhanced index strategy, real estate investment trust (“REIT”) strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Growth Fund, is a “diversified” Fund within the meaning of the 1940 Act.

Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

63

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds’ registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds’ distributor for administrative and shareholder services.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund Ltd.

The AIG Commodity Strategy Cayman Fund Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2020, net assets of the Commodity Strategy Fund were $21,210,543, of which approximately $4,593,929, or approximately 21.7%, represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 3. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

64

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of April 30, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option

65

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by

66

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts to attempt to protect securities against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

67

SunAmerica Specialty Series

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement and assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the

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meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of April 30, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2020, please refer to a schedule at the end of each Fund’s Portfolio of Investments.

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	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

Equity Contracts
Fund	Asset Derivatives				Liability Derivatives
Small-Cap	$—	$—	$—	$—	$31,380	$—	$—	$—

Commodity Contracts
	Asset Derivatives				Liability Derivatives
Commodity Strategy#	$527,328	$—	$—	$—	$116,453	$23,107	$—	$—

Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Income Explorer	$—	$—	$—	$—	$—	$—	$—	$—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Commodity Strategy#	$(449,958)
Small-Cap	148,925

#	Consolidated (see Note 2)

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

Fund	Equity Contracts
Small-Cap	$(68,971)	$—	$—	$—	$—

	Commodity Contracts
Commodity Strategy#	$(2,996,447)	$(2,295,810)	$14,486	$(27,052)	$—

	Foreign Exchange Contracts
Income Explorer .	$—	$—	$—	$—	$(8,469)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

Fund	Equity Contracts
Small-Cap	$128,467	$—	$—	$—	$—

	Commodity Contracts
Commodity Strategy#	$(864,442)	$(71,516)	$3,529	$14,110	$—

	Foreign Exchange Contracts
Income Explorer .	$—	$—	$—	$—	$10,197

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
#	Consolidated (see Note 2)

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

The following table represents the average monthly balances of derivatives held during the six months ended April 30, 2020.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Total Return Swap Contracts(1)	Written Call Options Contracts(1)
Commodity Strategy#	$21,610,416	$—	$1,188	$9,464,364	$540
Income Explorer	—	219,192	—	—	—
Small-Cap	358,848	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.
#	Consolidated (see Note 2)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2020. The repurchase agreements held by the Funds as of April 30, 2020 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.

	AIG Commodity Strategy Fund#
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$—	$—	$—	$23,107	$—	$23,107	$(23,107)	$23,107	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#	Consolidated (see Note 2)

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of April 30, 2020, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	3.96%	$990,000
Commodity Strategy Subsidiary	1.14	285,000

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated April 30, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,007, and a maturity date of May 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	11/15/2046	$18,479,000	$25,592,471

As of April 30, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	3.96%	$990,000
Commodity Strategy Subsidiary	1.14	285,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated April 30, 2020, bearing interest at a rate of 0.02% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,014, and a maturity date of May 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.63%	02/15/2044	$16,902,000	$25,455,257

As of April 30, 2020, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	3.96%	$990,000
Commodity Strategy Subsidiary	1.14	285,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated April 30, 2020, bearing interest at a rate of 0.03% per annum, with a principal amount of 25,000,000, a repurchase price of $25,000,021, and a maturity date of May 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$24,221,400	$25,477,435

As of April 30, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	3.96%	$990,000
Commodity Strategy Subsidiary	1.14	285,000

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated April 30, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,007 and a maturity date of May 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	05/15/2028	$21,318,000	$25,455,601

As of April 30, 2020, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.01%	$1,085,000
Commodity Strategy Subsidiary	1.15	310,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated April 30, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $27,050,000, a repurchase price of $27,050,008, and a maturity date of May 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	11/30/2024	$26,075,000	$27,609,478

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund and quarterly for the ESG Dividend Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 –2018 or expected to be taken in each Funds’ 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference

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Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective November 1, 2019, the Portfolios are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Portfolio.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the “Agreements”) with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund’s portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds’ books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

Fund	Percentage
Commodity Strategy	1.00%
ESG Dividend	0.75
Focused Alpha Large-Cap	1.00
Focused Growth	1.00
Income Explorer	1.00
Small-Cap	1.00

The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the “Commodity Strategy Subsidiary management fee waiver”). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica’s contract with the Commodity Strategy Subsidiary is in place. For the period ended April 30, 2020, the amount of advisory fees waived was $26,893.

Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP (“Wellington”) (the “Commodity Strategy Subadvisory Agreement”), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington. Payments to Wellington for its services are made by SunAmerica, not by the Fund.

76

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Pursuant to the Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC (“Marsico”) and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC (“Blackrock”), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marsico and Blackrock. Each Subadviser is paid by SunAmerica and not the Fund.

Pursuant to the Subadvisory Agreement between SunAmerica and Marsico, and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. (“BAMCO”), SunAmerica has delegated portfolio management responsibilities of the Focused Growth Fund to Marsico and BAMCO. Each subadviser is paid by SunAmerica and not the Fund.

Pursuant to the Subadvisory Agreement between SunAmerica and Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), SunAmerica had delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. Cohen and Steers was paid by SunAmerica and not by the Fund. Effective December 17, 2019, Cohen & Steers no longer is serving as subadvisor to the Fund.

Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC (“Cadence”), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is paid by SunAmerica and not by the Fund.

Pursuant to an Advisory Fee Wavier Agreement with the Focused Growth Fund and the Small-Cap Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.90% and 0.85%, respectively, of average daily net assets of each of the Funds. For the period ended April 30, 2020, the amount of advisory fees waived for the Focused Growth Fund and Small-Cap Fund was $264,214 and $30,133, respectively. Effective March 31, 2020, pursuant to an Advisory Fee Wavier Agreement with the Income Explorer Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.75% of average daily net assets of the Fund. For the period ended April 30, 2020, the amount of advisory fees waived for the Income Explorer Fund was $7,693.

SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds’ annual Fund operating expense at the following percentages of each Class’s average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund	Percentage
Commodity Strategy Class A#	1.72%
Commodity Strategy Class C#	2.37
Commodity Strategy Class W#	1.52
ESG Dividend Class A	1.13
ESG Dividend Class C	1.78
ESG Dividend Class W	0.93
Focused Alpha Large-Cap Class A	1.72
Focused Alpha Large-Cap Class C	2.37
Focused Alpha Large-Cap Class W	1.52
Focused Growth Class A	1.13
Focused Growth Class C	1.78
Focused Growth Class W	0.93
Income Explorer Class A(1)	0.99
Income Explorer Class C(1)	1.64
Income Explorer Class W(1)	0.79
Small-Cap Class A	1.25
Small-Cap Class C	1.90
Small-Cap Class W	1.05

#	Consolidated (see Note 2)
(1)

Effective March 31 2020, the expense limitation for Class A, C and W changed from 1.55%, 2.20%, and 1.35% to 0.99%, 1.64% and 0.79%, respectively. Prior to December 17, 2019, the expense limitation for Class A, C and W was 1.72%, 2.37% and 1.52%, respectively.

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Advisory Fee and Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended April 30, 2020, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
Commodity Strategy	$91,877
ESG Dividend	74,764
Focused Alpha Large-Cap	—
Focused Growth	502,409
Income Explorer	127,987
Small-Cap	101,638

Fund	Class Specific Expenses Reimbursed
Commodity Strategy Class A	$39,613
Commodity Strategy Class C	7,302
Commodity Strategy Class W	8,180
ESG Dividend Class A	23,920
ESG Dividend Class C	4,781
ESG Dividend Class W	14,328
Focused Alpha Large-Cap Class A	—
Focused Alpha Large-Cap Class C	—
Focused Alpha Large-Cap Class W	1,665
Focused Growth Class A	552,143
Focused Growth Class C	65,365
Focused Growth Class W	54,527
Income Explorer Class A	48,810
Income Explorer Class C	10,326
Income Explorer Class W	12,186
Small-Cap Class A	49,936
Small-Cap Class C	8,123
Small-Cap Class W	9,984

For the period ended April 30, 2020, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
Commodity Strategy Class A	$—
Commodity Strategy Class C	—
Commodity Strategy Class W	—
ESG Dividend Class A	—
ESG Dividend Class C	—
ESG Dividend Class W	—
Focused Alpha Large-Cap Class A	—
Focused Alpha Large-Cap Class C	—
Focused Alpha Large-Cap Class W	2,931
Focused Growth Class A	—
Focused Growth Class C	—
Focused Growth Class W	—
Income Explorer Class A	—

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Fund	Class Specific Expenses Recouped
Income Explorer Class C	$—
Income Explorer Class W	—
Small-Cap Class A	—
Small-Cap Class C	—
Small-Cap Class W	—

At April 30, 2020, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

	Other Expenses Reimbursed
Fund	October 31, 2020	October 31, 2021	April 30, 2022
Commodity Strategy	$83,966	$194,012	$91,877
ESG Dividend	63,680	144,525	74,764
Focused Alpha Large-Cap	—	—	—
Focused Growth	—	1,010,634	502,409
Income Explorer	1,803	67,581	127,987
Small-Cap	22,722	213,197	101,638

	Class Specific Expenses Reimbursed
Fund	October 31, 2020	October 31, 2021	April 30, 2022
Commodity Strategy Class A	$41,227	$91,964	$39,613
Commodity Strategy Class C	9,851	17,581	7,302
Commodity Strategy Class W	9,294	17,219	8,180
ESG Dividend Class A	29,646	66,884	23,920
ESG Dividend Class C	4,711	12,051	4,781
ESG Dividend Class W	8,693	28,425	14,328
Focused Alpha Large-Cap Class A	—	—	—
Focused Alpha Large-Cap Class C	—	—	—
Focused Alpha Large-Cap Class W	—	1,336	1,665
Focused Growth Class A	—	1,143,417	552,143
Focused Growth Class C	—	152,360	65,365
Focused Growth Class W	—	151,927	54,527
Income Explorer Class A	50,432	98,793	48,810
Income Explorer Class C	14,359	22,451	10,326
Income Explorer Class W	14,189	26,877	12,186
Small-Cap Class A	59,017	124,303	49,935
Small-Cap Class C	11,737	20,445	8,123
Small-Cap Class W	24,755	35,892	9,984

The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and the “Class C Plan.” In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund’s Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor’s distribution costs as described

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above. During the six months ended April 30, 2020, ACS waived fees in the amount of $7,875 for the Class A shares of AIG ESG Fund. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. The Distributor does not receive or retain any distribution and/or a account maintenance fees for any shares when the shareholder does not have a broker of record. For the period ended April 30, 2020, ACS received fees based upon the aforementioned rates (see Statement of Operations).

The Trust, on behalf of each fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For period ended April 30, 2020, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

ACS receives sales charges on each Fund’s Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund’s Class A and Class C shares. ACS has advised the Funds that for the period ended April 30, 2020, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Commodity Strategy	$932	$223	$571	$—	$50
ESG Dividend	17,796	9,933	5,439	—	—
Focused Alpha Large-Cap	155,281	45,487	86,673	—	1,256
Focused Growth	234,058	80,563	118,293	4,401	2,020
Income Explorer	29,158	10,328	13,915	—	769
Small-Cap	27,466	16,048	6,915	—	22

The Trust has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds’ transfer agent, DST Asset Manager Solutions, Inc. (“DST”), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the period ended April 30, 2020, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

Fund	Expenses	Payable at April 30, 2020
Commodity Strategy Class A	$27,336	$3,641
Commodity Strategy Class C	871	99
Commodity Strategy Class W	1,430	119
ESG Dividend Class A	21,897	3,293
ESG Dividend Class C	1,138	193
ESG Dividend Class W	7,294	858
Focused Alpha Large-Cap Class A	602,095	88,017
Focused Alpha Large-Cap Class C	35,943	5,098
Focused Alpha Large-Cap Class W	24,121	3,498
Focused Growth Class A	482,098	70,732
Focused Growth Class C	52,877	7,448
Focused Growth Class W	46,296	5,717
Income Explorer Class A	37,100	5,496
Income Explorer Class C	3,539	458
Income Explorer Class W	4,863	604
Small-Cap Class A	37,214	4,668
Small-Cap Class C	2,521	297
Small-Cap Class W	4,461	381

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

At April 30, 2020, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund (“Strategy Funds”), affiliates of the Adviser owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	Active Allocation Fund	Multi-Asset Allocation Fund
Commodity Strategy	2.30%	75.72%
ESG Dividend	16.50	50.52
Income Explorer	11.03	50.99
Small-Cap	10.87	52.29

The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 5. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2020 were as follows:

Fund	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Commodity Strategy	$—	$82,163	$—	$1,000,009
ESG Dividend	14,945,778	16,326,460	—	—
Focused Alpha Large-Cap	247,698,760	299,639,023	—	—
Focused Growth	162,573,911	241,421,599	—	—
Income Explorer	45,981,329	44,627,088	—	—
Small-Cap	10,709,798	17,101,126	—	—

Note 6. Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly owned foreign subsidiary, wash sales and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2019
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Commodity Strategy#	$215,597	$(83,769,459)	$(14,637,871)	$25,732	$—
ESG Dividend	74,444	(140)	434,550	924,736	1,650,859
Focused Alpha Large-Cap	78,218	64,027,070	107,111,568	—	104,688,935
Focused Growth	—	54,731,418	104,761,790	—	122,154,493
Income Explorer	16,836	(542,807)	465,301	2,279,752	435,289
Small-Cap	—	1,039,423	2,167,007	260,473	5,996,624

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	Consolidated (see Note 2)

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

As of April 30, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
Fund	ST	LT
Commodity Strategy#	$51,868,782	$31,900,677
ESG Dividend	—	140
Focused Alpha Large-Cap	—	—
Focused Growth	—	—
Income Explorer	171,104	371,703
Small-Cap	—	—

At April 30, 2020 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
Commodity Strategy#	$596,900	$(16,356,740)	$(15,759,840)	$36,393,687
ESG Dividend	2,101,157	(3,734,720)	(1,633,563)	27,408,471
Focused Alpha Large-Cap	114,825,284	(9,972,428)	104,852,856	458,058,950
Focused Growth	133,586,994	(3,188,646)	130,398,348	355,063,432
Income Explorer	227,882	(4,732,236)	(4,504,354)	42,871,690
Small-Cap	4,100,327	(8,001,253)	(3,900,926)	36,188,704

#	Consolidated (see Note 2)

Note 7. Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Commodity Strategy Fund#
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	264,081	$1,625,521	744,193	$4,923,330	3,880	$20,724	11,429	$72,103
Reinvested shares	30,664	197,170	3,240	21,807	—	—	—	—
Shares redeemed	(957,644)	(5,906,958)	(925,463)	(6,056,798)	(43,384)	(262,565)	(125,105)	(783,222)

Net increase (decrease) in shares outstanding before automatic conversion	(662,899)	(4,084,267)	(178,030)	(1,111,661)	(39,504)	(241,841)	(113,676)	(711,119)
Shares issued/(reacquired) upon automatic conversion	15,387	92,351	7,901	51,136	(16,111)	(92,351)	(8,303)	(51,136)

Net increase (decrease)	(647,512)	$(3,991,916)	(170,129)	$(1,059,525)	(55,615)	$(334,192)	(121,979)	$(763,255)

	Commodity Strategy Fund#
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	49,346	$320,409	127,061	$850,819
Reinvested shares	2,254	14,673	478	3,253
Shares redeemed	(169,278)	(1,033,215)	(152,650)	(1,030,981)

Net increase (decrease)	(117,678)	$(698,133)	(25,111)	$(176,909)

#	Consolidated (see Note 2)

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	ESG Dividend Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210,264	$2,678,274	212,418	$2,936,076	42,421	$534,684	44,290	$601,260
Reinvested shares	18,628	240,085	149,957	2,162,528	733	9,405	2,866	41,372
Shares redeemed	(96,772)	(1,369,449)	(413,727)	(6,051,867)	(5,040)	(59,021)	(3,122)	(45,215)

Net increase (decrease)	132,120	$1,548,910	(51,352)	$(953,263)	38,114	$485,068	44,034	$597,417

	ESG Dividend Fund
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	122,232	$1,633,299	516,899	$7,556,893
Reinvested shares	6,795	91,244	25,200	365,215
Shares redeemed	(333,499)	(5,087,995)	(92,826)	(1,338,906)

Net increase (decrease)	(204,472)	$(3,363,452)	449,273	$6,583,202

	Focused Alpha Large-Cap Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	355,582	$9,095,425	788,384	$21,185,928	125,105	$2,912,718	298,457	$7,277,088
Reinvested shares	2,166,932	56,145,211	3,597,827	90,593,272	152,188	3,643,371	243,728	5,754,416
Shares redeemed	(1,731,588)	(44,940,568)	(2,673,521)	(73,772,251)	(263,843)	(6,321,813)	(391,153)	(9,890,641)

Net increase (decrease) in shares outstanding before automatic conversion	790,926	20,300,068	1,712,690	38,006,949	13,450	234,276	151,032	3,140,863
Shares issued/(reacquired) upon automatic conversion	16,716	437,180	39,916	1,127,361	(18,083)	(437,180)	(42,633)	(1,127,361)

Net increase (decrease)	807,642	$20,737,248	1,752,606	$39,134,310	(4,633)	$(202,904)	108,399	$2,013,502

	Focused Alpha Large-Cap Fund
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	332,258	$9,013,866	318,807	$9,137,453
Reinvested shares	78,680	2,078,729	117,540	3,007,853
Shares redeemed	(351,796)	(8,849,115)	(278,699)	(7,761,212)

Net increase (decrease)	59,142	$2,243,480	157,648	$4,384,094

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	Focused Growth Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	529,870	$12,586,955	1,222,201	$30,798,053	147,597	$3,078,578	318,215	$7,362,172
Reinvested shares	1,797,829	42,177,071	3,675,722	87,813,005	237,846	5,125,588	572,895	12,764,097
Shares redeemed	(1,959,927)	(47,175,588)	(3,546,402)	(90,930,305)	(515,766)	(11,373,408)	(981,090)	(22,907,904)

Net increase (decrease) in shares outstanding before automatic conversion	367,772	7,588,438	1,351,521	27,680,753	(130,323)	(3,169,242)	(89,980)	(2,781,635)
Shares issued/(reacquired) upon automatic conversion	14,822	366,895	46,641	1,276,839	(16,147)	(366,895)	(50,118)	(1,276,839)

Net increase (decrease)	382,594	$7,955,333	1,398,162	$28,957,592	(146,470)	$(3,536,137)	(140,098)	$(4,058,474)

	Focused Growth Fund
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	294,780	$7,485,691	997,214	$25,912,229
Reinvested shares	176,418	4,239,325	558,388	13,607,909
Shares redeemed	(962,880)	(23,472,623)	(2,203,896)	(57,152,413)

Net increase (decrease)	(491,682)	$(11,747,607)	(648,294)	$(17,632,275)

	Income Explorer Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	334,714	$4,851,296	135,064	$2,031,486	10,670	$160,748	12,751	$191,162
Reinvested shares	38,340	546,488	147,350	2,168,866	2,681	38,344	12,393	181,811
Shares redeemed	(278,117)	(4,214,547)	(1,045,118)	(15,474,668)	(42,412)	(639,781)	(92,783)	(1,356,710)

Net increase (decrease) in shares outstanding before automatic conversion	94,937	1,183,237	(762,704)	(11,274,316)	(29,061)	(440,689)	(67,639)	(983,737)
Shares issued/(reacquired) upon automatic conversion	3,123	49,970	313	4,655	(3,131)	(49,970)	(314)	(4,655)

Net increase (decrease)	98,060	$1,233,207	(762,391)	$(11,269,661)	(32,192)	$(490,659)	(67,953)	$(988,392)

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	Income Explorer Fund
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	197,811	$3,067,995	190,641	$2,861,249
Reinvested shares	4,530	65,440	22,280	327,940
Shares redeemed	(224,714)	(3,185,946)	(358,698)	(5,389,895)

Net increase (decrease)	(22,373)	$(52,511)	(145,777)	$(2,200,706)

	Small-Cap Fund
	Class A		Class A		Class C		Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	130,610	$1,682,533	240,834	$3,983,989	11,182	$166,298	113,637	$1,668,816
Reinvested shares	50,781	848,038	293,816	4,703,992	3,755	59,748	19,319	296,934
Shares redeemed	(292,332)	(4,469,264)	(928,129)	(15,253,977)	(38,692)	(524,551)	(138,723)	(2,191,269)

Net increase (decrease) in shares outstanding before automatic conversion	(110,941)	(1,938,693)	(393,479)	(6,565,996)	(23,755)	(298,505)	(5,767)	(225,519)
Shares issued/(reacquired) upon automatic conversion	335	5,656	203	3,424	(352)	(5,656)	(211)	(3,424)

Net increase (decrease)	(110,606)	$(1,933,037)	(393,276)	$(6,562,572)	(24,107)	$(304,161)	(5,978)	$(228,943)

	Small-Cap Fund
	Class W		Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	14,540	$196,492	243,488	$4,044,751
Reinvested shares	7,681	130,124	73,950	1,198,001
Shares redeemed	(226,567)	(3,496,993)	(835,445)	(13,828,393)

Net increase (decrease)	(204,346)	$(3,170,377)	(518,007)	$(8,585,641)

Note 8. Line of Credit

The Trust, along with certain other funds managed by the Adviser and exclusive of the Commodity Strategy Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund has access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its

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own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the period ended April 30, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Alpha Large-Cap	22	$823	$468,182	2.76%
Focused Growth	134	7,093	678,172	2.94
Small Cap	38	856	279,605	2.78

At April 30, 2020, the Focused Growth Fund had an outstanding borrowing of $25,000.

Note 9. Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the period ended April 30, 2020, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 10. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the period ended April 30, 2020, none of the Funds participated in this program.

Note 11. Investment Concentration

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Commodity Strategy Funds’ concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

The Commodity Strategy Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended April 30, 2020, none of the Funds engaged in security transactions with affiliated Funds.

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NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Note 13. – Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

87

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Directors/Trustees

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

Sharon French, Executive Vice President

Timothy Pettee, Vice President

James Nichols, Vice President

Gregory N. Bressler, Secretary

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W 11th Street

Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in a Fund’s portfolio, which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. The information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES

Information regarding how the Trust voted proxies related to securities held in the Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Funds is authorized only in connection with a currently effective prospectus, setting forth details of the Funds, which must precede or accompany this report.

The accompanying report has not been audited by an independent registered public accounting firm; accordingly, no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

HWSAN-4/20

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: July 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: July 8, 2020